As filed with the Securities and Exchange Commission on August 29, 1997.

                                                                       File Nos.
                                                                        33-39088
                                                                        811-6243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.   26                           (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   29                                          (X)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

         777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

    HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Name and
                    Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on September 1, 1997 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(i)
  [ ] on (date) pursuant to paragraph (a)(i)
  [ ] 75 days after filing pursuant to paragraph (a)(ii)
  [ ] on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


DECLARATION PURSUANT TO RULE 24F-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to
Section 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on June 26, 1997.


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                         Franklin California Growth Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable




                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                         Franklin Strategic Income Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable




                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                           Franklin MidCap Growth Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable



                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                         Franklin Global Utilities Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable



                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                         Franklin Small Cap Growth Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable




                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                Franklin Small Cap Growth Fund - Advisor Class

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                        Franklin Global Health Care Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable



                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                         Franklin Natural Resources Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable



                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
               Franklin Natural Resources Fund - Advisor Class

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                  PART A: INFORMATION REQUIRED IN PROSPECTUS
                             Franklin Blue Chip Fund

N-1A                                         Location in
ITEM NO.   ITEM                              REGISTRATION STATEMENT

1.           Cover Page                      Cover Page

2.           Synopsis                        "Expense Summary"

3.           Condensed Financial Information "Financial Highlights"; "How does the Fund Measure Performance?"

4.           General Description of the      "How is the Trust Organized?";
             Registrant                      "How does the Fund Invest its
                                             Assets?" "What are the Fund's
                                             Potential Risks?"

5.           Management of the Fund          "Who Manages the Fund?"

5A.          Management's Discussion of      Contained in Registrant's Annual
             Fund Performance                Report to Shareholders

6.           Capital Stock and Other         "How is the Trust Organized?";
             Securities                      "Services to Help You Manage Your
                                             Account"; "What Distributions
                                             Might I Receive from the Fund?";
                                             "How Taxation Affects the Fund
                                             and its Shareholders"; "What If I
                                             Have Questions About My Account?"

7.           Purchase of Securities Being    "How Do I Buy Shares?"; "May I
             Offered                         Exchange Shares for Shares of
                                             Another Fund?"; "Transaction
                                             Procedures and Special
                                             Requirements"; "Services to Help
                                             You Manage Your Account"; "Who
                                             Manages the Fund?"; "Useful Terms
                                             and Definitions"

8.           Redemption or Repurchase        "May I Exchange Shares for Shares
                                             of Another Fund?"; "How Do I Sell
                                             Shares?"; "Transaction Procedures
                                             and Special Requirements";
                                             "Services to Help You Manage Your
                                             Account"; "What If I Have
                                             Questions About My Account?"

9.           Legal Proceedings               Not Applicable

                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin California Growth Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin Strategic Income Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"

                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                           Franklin MidCap Growth Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin Global Utilities Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"

                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin Small Cap Growth Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                Franklin Small Cap Growth Fund - Advisor Class

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin Global Heath Care Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                         Franklin Natural Resources Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"

                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
               Franklin Natural Resources Fund - Advisor Class

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"


                            FRANKLIN STRATEGIC SERIES
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         PART B: INFORMATION REQUIRED IN
                       STATEMENT OF ADDITIONAL INFORMATION
                             Franklin Blue Chip Fund

N-1A                                         Location in
ITEM NO.    ITEM                             REGISTRATION STATEMENT

10.          Cover Page                       Cover Page

11.          Table of Contents                Contents

12.          General Information and History  See Prospectus "How is the Trust
                                              Organized?"

13.          Investment Objectives and        "How does the Fund Invest its
             Policies                         Assets?"; "Investment
                                              Restrictions"

14.          Management of the Trust          "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.          Control Persons and Principal    "Officers and Trustees";
             Holders of Securities            "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.          Investment Advisory and Other    "Investment Management and Other
             Services                         Services"; "The Fund's
                                              Underwriter"

17.          Brokerage Allocation             "How does the Fund Buy
                                              Securities for its Portfolio?"

18.          Capital Stock and Other          How Do I Buy, Sell and Exchange
             Securities                       Shares?"; "How are Fund Shares
                                              Valued?"; Miscellaneous
                                              Information"

19.          Purchase, Redemption and         "How Do I Buy, Sell and Exchange
             Pricing of Securities Being      Shares?"; "How are Fund Shares
             Offered                          Valued?"; "Financial Statements"

20.          Tax Status                       "Additional Information on
                                              Distributions and Taxes"

21.          Underwriters                     "The Fund's Underwriter"

22.          Calculation of Performance Data  "How does the Fund Measure
                                              Performance?"

23.          Financial Statements             "Financial Statements"



PROSPECTUS & APPLICATION
FRANKLIN CALIFORNIA GROWTH FUND
INVESTMENT STRATEGY
GROWTH


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Franklin California Growth Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN CALIFORNIA GROWTH FUND


September 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary .......................................................   2
Financial Highlights ..................................................   3
How does the Fund Invest its Assets? ..................................   4
What are the Fund's Potential Risks? ..................................  10
Who Manages the Fund? .................................................  13
How does the Fund Measure Performance? ................................  15
How Taxation Affects the Fund and its Shareholders ....................  16
How is the Trust Organized? ...........................................  17

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ..................................................  18
May I Exchange Shares for Shares of Another Fund? .....................  24
How Do I Sell Shares? .................................................  27
What Distributions Might I Receive from the Fund? .....................  30
Transaction Procedures and Special Requirements .......................  32
Services to Help You Manage Your Account ..............................  36
What If I Have Questions About My Account? ............................  38

GLOSSARY
Useful Terms and Definitions ..........................................  39


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN




ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended April 30, 1997. The Class II expenses are annualized. The Fund's actual expenses may vary.


                                               CLASS I   CLASS II
--------------------------------------------------------------------------------
A. SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge
(as a percentage of Offering Price)            4.50%    1.99%
  Paid at time of purchase                     4.50%++  1.00%+++
  Paid at redemption++++                        None    0.99%


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees                              0.56%    0.56%
  Rule 12b-1 Fees                              0.22%*   1.00%*
  Other Expenses                               0.30%    0.30%
                                               -----    -----
  Total Fund Operating Expenses                1.08%    1.86%
                                               =====    =====


C. EXAMPLE


Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

              1 YEAR    3 YEARS   5 YEARS   10 YEARS
  Class I      $56**      $78       $102      $171
  Class II     $48        $77       $118      $234

For the same Class II investment, you would pay projected expenses of $38 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*These fees may not exceed 0.25% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


**Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


Class I Shares:
===========================================================================================================================



Year Ended April 30,                               1997          1996          1995        1994          1993        19921
===========================================================================================================================
Per Share Operating Performance
Net Asset Value at Beginning of Period            $18.26       $14.03        $12.05       $10.21        $9.87      $10.04
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                .13          .20           .16          .14          .12         .07
Net Realized & Unrealized Gain (Loss) on Securities 1.510        6.032         3.043        2.425         .340       (.168)
---------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                    1.640        6.232         3.203        2.565         .460       (.098)
---------------------------------------------------------------------------------------------------------------------------
Distributions From Net Investment Income            (.122)       (.227)        (.124)       (.145)       (.120)      (.072)
Distributions From Realized Capital Gains           (.428)      (1.775)       (1.099)       (.580)      --          --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (.550)      (2.002)       (1.223)       (.725)       (.120)      (.072)
Net Asset Value at End of Period                   19.35        18.26***      14.03        12.05        10.21        9.87
--------------------------------------------------------------------------------------------------------------------------
Total Return*                                       8.94%       47.42%        29.09%       25.55%        4.72%      (1.77)%**
Ratios/Supplemental Data
Net Assets at End of Period (in 000's)       $282,898      $81,175       $13,844       $4,646       $3,412      $3,091
Ratio of Expenses to Average Net Assets++           1.08%         .71%          .25%         .09%       --          --
Ratio of Net Investment Income to Average Net Assets .84%        1.42%         1.63%        1.16%        1.23%       1.27%**
Portfolio Turnover Rate                            44.81%       61.82%        79.52%      135.12%       38.28%      13.73%
Average Commission Rate+                             .0544        .0536       --           --           --          --



Class II Shares:


Year Ended April 30,                               19972
================================================================
Per Share Operating Performance
Net Asset Value at Beginning of Period            $18.05
----------------------------------------------------------------
Net Investment Income                                .05
Net Realized & Unrealized Gain (Loss) on Securities 1.646
----------------------------------------------------------------
Total From Investment Operations                    1.696
----------------------------------------------------------------
Distributions From Net Investment Income            (.048)
Distributions From Realized Capital Gains           (.428)
----------------------------------------------------------------
Total Distributions                                 (.476)
Net Asset Value at End of Period                   19.27
----------------------------------------------------------------
Total Return*                                       9.32%
Ratios/Supplemental Data
Net Assets at End of Period (in 000's)        $24,556
Ratio of Expenses to Average Net Assets             1.86%**
Ratio of Net Investment Income to Average Net Assets .05%**
Portfolio Turnover Rate                            44.81%
Average Commission Rate+                             .0544

1For the period October 18, 1991 (effective date) to April 30, 1992.
2For the period September 3, 1996 (effective date) to April 30, 1997.
*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or Contingent Deferred Sales Charge and assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.
*Annualized.
***The Net Asset Value differs from the Net Asset Value used to process shareholder activity as of the reporting date, which does not include market adjustment for portfolio trades made on that date. These adjustments are generally accounted for on the day following the trade date.
+Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.
++During the periods indicated, Advisers agreed in advance to waive a portion of its management fees and make payment of other expenses incurred by the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                       RATIO OF EXPENSES
CLASS I SHARES       TO AVERAGE NET ASSETS
 19921                   1.61%**
 1993                    1.99
 1994                    1.89
 1995                    1.27
 1996                    1.09

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

Under normal market conditions, the Fund invests at least 65% of its assets in the securities of companies headquartered or conducting a majority of their operations, in the state of California. The Fund may invest in common stock, preferred stock, warrants for the purchase of common stock, debt securities convertible or exchangeable for common or preferred stock, and fixed-income securities issued by these companies. The securities in which the Fund invests are traded primarily on the NYSE or AMEX or in over-the-counter markets.

In attempting to achieve its objective, the Fund expects to invest a significant portion of its assets in small to mid-size capitalization companies with market capitalizations of up to $2.5 billion at the time of the Fund's investment. The Fund may also invest in relatively well known, larger capitalization companies in mature industries which Advisers believes have the potential for capital appreciation.

Although the Fund's assets are invested primarily in securities of California-linked companies, the Fund may invest up to 35% of its assets in the securities of companies headquartered or conducting a majority of their operations outside the state of California. The Fund may invest in common stock, preferred stock, warrants for the purchase of common stock, debt securities convertible or exchangeable for common or preferred stock, and fixed-income securities issued by these companies. In this way, the Fund seeks to benefit from its research into companies and industries within or beyond the Fund's primary region.

The Fund may also invest up to 35% of its total assets in debt securities, including bonds, notes and debentures, if Advisers believes the investment presents a favorable investment opportunity consistent with the Fund's objective. The Fund may invest up to 5% of its assets in fixed-income securities, including convertible debt and preferred stocks, bonds, notes and debentures rated below investment grade, but no lower than B by Moody's or S&P, or that are not rated but determined by Advisers to be of comparable quality. The remainder of the Fund's fixed-income securities (up to 30% of total assets) will be limited to investment grade obligations that are rated no lower than BBB by S&P or Baa by Moody's or, if unrated, that are determined by Advisers to be of comparable quality. The Fund may seek capital appreciation by investing in debt securities which Advisers believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The prices of these securities generally increase when interest rates decline while the prices generally decrease when interest rates rise. The receipt of income from such debt securities will be incidental to the Fund's investment objective.

Fixed-income securities within the top three rating categories (AAA, AA and A by S&P or Aaa, Aa or A by Moody's) are generally known as high-grade securities and are regarded as having a strong capacity to pay interest or dividends, as the case may be. Medium-grade securities (securities rated BBB by S&P or Baa by Moody's) are regarded as having an adequate capacity to pay interest or dividends but with greater vulnerability to adverse economic conditions and some speculative characteristics. Lower rated (below investment grade) securities, those rated BB or lower by S&P or Ba or lower by Moody's, are considered by S&P and Moody's, on balance, to be predominantly speculative with respect to capacity to pay in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. These lower rated fixed-income securities are subject to credit and other risks that are greater than those of higher rated securities while typically offering relatively higher yields. Please see the SAI for more information about the risks of investing in lower rated securities and a description of these ratings.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. The value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

OPTIONS AND FINANCIAL FUTURES. The Fund may write (sell) covered put and call options and buy put and call options on securities and securities indices that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell financial futures and options on financial futures with respect to securities indices. Additionally, the Fund may buy and sell financial futures and options to "close out" financial futures and options it has previously entered into. The Fund will not enter into any financial futures contract or related options (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets (taken at current value). The Fund will not engage in any stock options or stock index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets. The Fund will not engage in transactions in options or financial futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities which it intends to buy and, to the extent consistent therewith, to accommodate cash flows. Notwithstanding the Fund's ability to enter into these transactions for hedging purposes, it is not obligated to hedge its investment positions, but may do so when deemed prudent and consistent with the Fund's objective and policies.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options as subject to its limitation on illiquid securities. Please see "Illiquid Investments" below.

The Fund's transactions in options and financial futures contracts may be limited by the requirements of the Fund for qualification as a regulated investment company. The Fund's investments in options and financial futures contracts and certain security transactions (including loans of portfolio securities) may also reduce the portion of the Fund's dividends which otherwise would be eligible for the corporate dividends-received deduction. These securities require the application of complex and special tax rules and elections, more information about which is included in the SAI.


Options, futures and options on futures are generally considered "derivative securities."


SMALL COMPANIES. To the extent that the Fund may invest in smaller capitalization companies or other companies, the Fund may place greater emphasis upon investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. Please see "What are the Fund's Potential Risks? - Small Companies." Any investments in these types of companies, however, will be limited in the case of issuers that have less than three years continuous operation, including the operations of any predecessor companies, to no more than 5% of the Fund's total assets.

FOREIGN SECURITIES. The Fund may, to the extent consistent with its investment objective, buy foreign securities traded in the U.S. or American Depositary Receipts ("ADRs") and may buy securities of foreign issuers directly in foreign markets.


OTHER INVESTMENT POLICIES OF THE FUND


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may borrow up to 10% of its total assets to meet redemption requests and for other temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent consistent with its investment objective and certain limitations under the federal securities laws, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered part of the financial services industry sector.

Under the federal securities laws, the Fund may not acquire a security or any interest in a securities related business to the extent the acquisition would exceed certain limitations. The Fund does not believe that these limitations will impede the attainment of its investment objective.


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, in short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements and other money market equivalents and, subject to an order of exemption from the SEC, the shares of affiliated money market funds that invest primarily in short-term debt securities. Temporary investments may be made either for liquidity purposes, to meet redemption requirements or as a temporary defensive measure.


REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Illiquid securities include illiquid equity securities, securities with legal or contractual restriction on resale, repurchase agreements of more than seven days duration, illiquid real estate investment trusts, securities of issuers with less than three years continuous operation and other securities that are not readily marketable. The Board has authorized the Fund to invest in restricted securities (which might otherwise be considered illiquid) where the investment is consistent with the Fund's investment objective and has authorized such securities to be considered liquid (and thus not subject to the foregoing 10% limitation), to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities. The Board will review Advisers' determinations of liquidity, retain ultimate responsibility for such determinations and will consider appropriate action, consistent with the Fund's objective and policies, if a security should become illiquid after its purchase. See "How does the Fund Invest its Assets?-Illiquid Investments" in the SAI.

DIVERSIFICATION. The Fund is non-diversified under the federal securities laws. As a non-diversified Fund, there is no restriction under the federal securities laws on the percentage of the Fund's assets that may be invested in the securities of any one issuer. The Fund, however, intends to comply with the diversification and other requirements of the Code applicable to regulated investment companies such as the Fund, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. Accordingly, the Fund will not buy securities if, as a result, more than 25% of its total assets would be invested in the securities of any one issuer and, with respect to 50% of its total assets, more than 5% would be invested in the securities of any one issuer or more than 10% would be invested in the outstanding voting securities of any one issuer. To the extent the Fund is not fully diversified, it may be more susceptible than a more fully diversified fund to adverse economic, political or regulatory developments affecting a single issuer.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

RISK FACTORS IN CALIFORNIA. The following information about certain California risk factors is given to you in view of the Fund's policy of investing primarily in companies headquartered or conducting a majority of their operations in California. Although the financial prospects of a number of the companies in which the Fund invests, at any given time, may depend on the strength of the California economy, the Fund tends to invest a significant portion of its assets in companies whose financial prospects are dependent on the global economy, thereby reducing the effect on the Fund of fluctuations in economic conditions in California. This information is only a brief discussion, does not purport to be a complete description, and is based primarily upon information derived from independent credit reports and historically reliable sources. It has not been independently verified by the Fund.

Like many other states, California was significantly affected by the national recession of the early 1990s, especially in the southern portion of the state. Between 1990 and 1993, the state's employment dropped 2.8% on an annualized basis and real per capita income declined by 4%. Almost half of the state's job losses resulted from military cutbacks and close to 40% were caused by a downturn in the construction industry. Downsizing in the state's aerospace industry, excess office space capacity, and slow growth in California's significant export market also contributed to the state's recession.

Since mid-1993, California's economic recovery has been fueled by growth in the export, entertainment, tourism and computer services sectors. In 1996, the state's employment reached pre-recession levels. The employment base is diverse with manufacturing accounting for 14% of employment, trade 22.8%, services 29% and government 16.4% at the end of 1995. Despite its strong employment growth, California's unemployment rate is expected to remain above the national average and wages, although still above national levels, have declined with the loss of high-paying aerospace jobs. Gross state product is expected to grow at an inflation-adjusted rate of 4.5% in 1997 and 4% in 1998. Personal income levels are expected to rise 6.8% in 1997 and 6% in 1998. Exports of California-produced goods are expected to reach $108 billion in 1997 and $120 billion in 1998.

The Fund's policy of investing primarily in the securities of California companies does involve certain additional risks, including the risk that economic, business, political, regulatory or other developments or changes affecting one portfolio security or industry may have a greater impact on the Fund's portfolio than would be the case if the Fund were diversified among more issuers.

OPTIONS AND FUTURES. The Fund's option and futures investments involve certain risks. Such risks include the risks that the effectiveness of an options and futures strategy depends on the degree to which price movements in the underlying index or securities correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option or future.

Positions in exchange traded options and financial futures may be closed out only on an exchange that provides a secondary market. There may not always be a liquid secondary market for a futures or option contract at a time when the Fund seeks to "close out" its position. If the Fund were unable to "close out" a futures position, and if prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin and, if the Fund had insufficient cash, it might have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying the futures or options contracts it holds. Over-the-counter ("OTC") options may not be closed out on an exchange and the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. There can be no assurance that a liquid secondary market will exist for any particular option or financial futures contract at any specific time. Thus, it may not be possible to close an option or financial futures position. The Fund will enter into an option or financial futures position only if there appears to be a liquid secondary market for option or financial futures.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a financial futures contract that it has purchased. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a financial futures contract or option. Please see the SAI for more information on the Fund's investments in options and financial futures, including the risks associated with these investments.


SMALL COMPANIES. The Fund may invest in companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.


Historically, small capitalization stocks have been more volatile than larger capitalization stocks and are therefore more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks.

Technology Companies, Currency Risk and Foreign Securities. Consistent with its investment objective, the Fund expects to have a portion of its assets invested in securities of companies involved in computing technologies or computing technology-related companies. Typically, the Fund's investments in this sector reflect companies whose products or services are marketed on a global, rather than a predominantly domestic or regional basis. The technology sector as a whole has historically been volatile and issues from this sector tend to be subject to abrupt or erratic price movements. The Fund seeks to reduce such risks through extensive research, and emphasis on more globally-competitive companies. To the extent the Fund holds securities of companies whose products or services are distributed globally, securities issued by such companies, and companies such as the Fund that hold such securities, may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such company's business. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future. In addition, the Fund may invest in foreign securities, which involves special risks, including currency fluctuations and economic and political uncertainties. See "What are the Fund's Potential Risks?-Foreign Securities" in the SAI.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Conrad B. Herrmann since 1993, Nicholas Moore since 1993 and Kei Yamamoto since 1995.

Conrad B. Herrmann, CFA
Vice President of Advisers

Mr. Herrmann is a Chartered Financial Analyst and holds a Master of Business Administration degree from Harvard University. He earned a Bachelor of Arts degree from Brown University. Mr. Herrmann has been with the Franklin Templeton Group since 1989 and is a member of several securities industry-related associations.


Nicholas Moore
Portfolio Manager of Advisers


Mr. Moore holds a Bachelor of Science degree in Business Administration from Menlo College. He has been with the Franklin Templeton Group since 1986.


Kei Yamamoto, CFA
Portfolio Manager of Advisers


Ms. Yamamoto is a Chartered Financial Analyst and has a Master of Science degree and a Bachelor of Science degree in Material Science and Engineering from the Massachusetts Institute of Technology. Prior to joining the Franklin Templeton Group in 1994, Ms. Yamamoto worked at Goldman Sachs & Co. as a financial analyst and at Wasserstein Perella & Co. as an associate and vice president. Ms. Yamamoto has been in the securities industry since 1987.

Frank Felicelli, CFA
Vice President of Advisers

Mr. Felicelli has been generally involved with investment strategy of the Fund's portfolio since its inception. Mr. Felicelli is a Chartered Financial Analyst and has a Master of Business Administration degree from Golden Gate University. He earned a Bachelor of Arts degree in Economics from the University of Illinois. He has been with the Franklin Templeton Group since 1986. He is a member of several securities industry-related associations.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.56% of the average daily net assets of the Fund were paid to Advisers. Total expenses, including fees paid to Advisers, were 1.08% for Class I and 1.86% for Class II.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends which you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.


For corporate shareholders, 30.26% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if you received them on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

Each shareholder who is not a U.S. person for U.S. federal income tax purposes should consult with their financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. Before July 12, 1993, the Fund was named the Franklin California 250 Growth Fund. On that date, the Fund's investment objective and various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin California Growth Fund. The Fund offers two classes of shares: Franklin California Growth Fund - Class I and Franklin California Growth Fund Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.

                       MINIMUM
                     INVESTMENTS*
To Open Your Account    $100
To Add to Your Account  $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o    you expect to invest in the Fund over the long term;

o    you qualify to buy Class I shares at a reduced sales charge; or

o    you plan to buy $1 million or more over time.

You should consider Class II shares if:

o    you expect to invest less than  $100,000 in the Franklin  Templeton  Funds;
     and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.


Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.


For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                      TOTAL SALES CHARGE
                                      AS A PERCENTAGE OF       AMOUNT PAID
                                   ------------------------  TO DEALER AS A
AMOUNT OF PURCHASE                   OFFERING   NET AMOUNT    PERCENTAGE OF
AT OFFERING PRICE                      PRICE     INVESTED    OFFERING PRICE
--------------------------------------------------------------------------------
CLASS I
Under $100,000                         4.50%       4.71%          4.00%
$100,000 but less than $250,000        3.75%       3.90%          3.25%
$250,000 but less than $500,000        2.75%       2.83%          2.50%
$500,000 but less than $1,000,000      2.25%       2.30%          2.00%
$1,000,000 or more*                    None        None           None

CLASS II
Under $1,000,000*                      1.00%       1.01%          1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS


     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


The Fund's sales charges also do not apply to Class I purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers -
   Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD        STEPS TO FOLLOW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL       1. Send us written instructions signed by all account owners


              2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE      Call Shareholder Services or TeleFACTS(R)

               If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

--------------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.


If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o    Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL   1. Send us written  instructions signed by all account owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

               o The name, address and telephone number of the bank where you want the proceeds sent

               o    Your bank account number

               o    The Federal Reserve ABA routing number

               o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


          2. Include any outstanding share certificates for the shares you are selling

          3.   Provide a signature guarantee if required


          4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------
METHOD           STEPS TO FOLLOW


BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


          Telephone requests will be accepted:


               o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.


               o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

               o Unless you are selling shares in a Trust Company retirement plan account


               o Unless the address on your account was changed by phone within the last 15 days

               If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income semiannually to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.

Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


Distribution Options

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The Fund's name,


o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT     DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------------

TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 180 for Class I and 280 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                              HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME             TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Shareholder Services        1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                            (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services    1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637    5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

AMEX - American Stock Exchange


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



PROSPECTUS & APPLICATION
FRANKLIN STRATEGIC INCOME FUND
INVESTMENT STRATEGY
GROWTH & INCOME


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Franklin Strategic Income Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI") dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE BONDS OF BOTH U.S. AND FOREIGN ISSUERS. THESE ARE COMMONLY KNOWN AS "JUNK BONDS." THEIR DEFAULT AND OTHER RISKS ARE GREATER THAN THOSE OF HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "WHAT ARE THE FUND'S POTENTIAL RISKS?"

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN STRATEGIC INCOME FUND


September 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ..................................................    2
Financial Highlights .............................................    3
How does the Fund Invest its Assets? .............................    4
What are the Fund's Potential Risks? .............................   15
Who Manages the Fund? ............................................   21
How does the Fund Measure Performance? ...........................   22
How Taxation Affects the Fund and its Shareholders ...............   23
How is the Trust Organized? ......................................   24

ABOUT YOUR ACCOUNT
How Do I Buy Shares? .............................................   25
May I Exchange Shares for Shares of Another Fund? ................   30
How Do I Sell Shares? ............................................   32
What Distributions Might I Receive from the Fund? ................   35
Transaction Procedures and Special Requirements ..................   36
Services to Help You Manage Your Account .........................   41
What If I Have Questions About My Account? .......................   43

GLOSSARY
Useful Terms and Definitions .....................................   44

APPENDIX
Description of Ratings ...........................................   46



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN



ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.

A.  SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge Imposed on Purchases
  (as a percentage of Offering Price)                  4.25%++
  Deferred Sales Charge                                None+++
  Exchange Fee (per transaction)                      $5.00*

B.  ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                      0.63%**
  Rule 12b-1 Fees                                      0.15%***
  Other Expenses                                       0.27%
  Total Fund Operating Expenses                        1.05%**


C.  EXAMPLE


Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

   1 YEAR      3 YEARS     5 YEARS    10 YEARS
   $53****       $74         $98        $165


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more.
+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to waive its management fees and make certain payments to reduce the Fund's expenses. With this reduction, the Fund paid no management fees and total Fund operating expenses were 0.23%.
***These fees may not exceed 0.25%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
****Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


                                                        YEAR ENDED APRIL 30

                                                     1997        1996       1995*

Per Share Operating Performance

Net Asset Value at Beginning of Period              $10.77      $10.18     $10.00

Net Investment Income                                 0.93        0.85       0.70

Net Realized & Unrealized Gain on Securities                      0.385      0.670      0.154

Total From Investment Operations                      1.315       1.520      0.854

Distributions From Net Investment Income             (0.956)     (0.823)    (0.674)

Distributions From Capital Gains                     (0.269)     (0.107)     -

Total Distributions                                  (1.225)     (0.930)    (0.674)

Net Asset Value at End of Year                      $10.86      $10.77     $10.18

Total Return**                                       12.64%      15.59%      8.94%

Ratios/Supplemental Data

Net Assets at End of Year (in 000's)            $34,864     $13,022     $6,736

Ratio of Expenses to Average Net Assets***            0.23%       0.25%      0.25%+

Ratio of Net Investment Income to Average Net Assets  8.60%       8.53%      7.93%+

Portfolio Turnover Rate                             114.26%      73.95%     68.43%

Average Commission Rate++                             0.0500      0.0514     -

*For the period May 24, 1994 (effective date) to April 30, 1995.
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.
*** During the periods indicated, Advisers agreed in advance to waive its management fees and make payments to reduce the Fund's expenses. Had such action not been taken, the ratio of operating expenses to average net assets for 1995, 1996, and 1997 would have been 1.38%,+ 1.08%, and 1.05% respectively. +Annualized
++Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's primary investment objective is to obtain a high level of current income, with capital appreciation over the long term as a secondary objective. The objectives are fundamental policies of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objectives will be achieved.

The Fund will seek to achieve its objectives by using an active asset allocation process and a flexible policy of investing in securities of U.S. and foreign governments, their agencies, authorities and instrumentalities; U.S. and foreign corporate high yield fixed-income securities; various types of fixed or adjustable rate mortgage securities; asset-backed securities; common stocks that pay dividends; preferred stocks; and income producing securities that are convertible into common stocks, generally with particular consideration to current income but which may also be purchased for long-term capital appreciation. Because of the Fund's ability to invest in lower rated U.S. and foreign corporate bonds, an investment in the Fund is subject to a higher degree of risk than an investment in a more conservative type of income fund.


Under normal circumstances, at least 65% of the Fund's assets will be invested in U.S. and foreign debt securities which include bonds, notes, mortgage-backed securities and asset-backed securities, U.S. and foreign corporate high yield securities, convertible securities, and preferred stock. The Fund may invest the remainder of its assets, up to 35%, in common stocks, generally with particular consideration to current income but which may also be purchased for potential long-term capital appreciation. There are no restrictions, other than those above, as to the proportion of the Fund's assets that may be invested in a particular type of security. This determination is entirely within the Advisers' discretion.

The Fund will use an active asset allocation strategy in order to maximize both income and capital appreciation. This means the Fund will allocate its assets among securities in various market sectors in anticipation of, and in response to, varying economic, market, industry and issuer conditions. The Advisers will use a two-sided analysis to take advantage of varying sector reactions to economic events. The Advisers will use a "top-down" macroeconomic analysis combined with a "bottom-up" fundamental sector, industry and issuer analysis. Country risk, business cycles, yield curves and values between and within markets will be evaluated.


TYPES OF SECURITIES THE FUND MAY INVEST IN


HIGH YIELD CORPORATE SECURITIES. The Fund may invest in securities rated in any category by S&P or Moody's, two nationally recognized statistical rating agencies, including, without limitation, lower rated, fixed-income U.S. and foreign corporate high yield securities and unrated securities of comparable quality, commonly called "junk bonds." Please see "High Yielding, Fixed-Income Securities" and "Foreign Securities" under "What Are the Fund's Potential Risks?" As an operating policy, the Fund will generally invest in securities that are rated at least Caa by Moody's or CCC by S&P, or in unrated securities of comparable quality as determined by Advisers. While unrated debt securities are not necessarily of lower quality, they may not be as attractive of an investment as rated securities to many buyers. Please see the appendix in this prospectus and in the SAI for a description of the ratings assigned by S&P and Moody's. Regardless of ratings, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by Advisers to insure, to the extent possible, that the planned investment is consistent with the Fund's investment objectives.


FOREIGN SECURITIES. The Fund may invest in foreign government and corporate debt securities and in American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund's investment in ADRs may be sponsored and unsponsored. More information about ADRs is included in the SAI. The Fund may buy foreign securities that are traded in the U.S. and may buy the securities of foreign issuers directly in foreign markets. The Fund may also buy securities of U.S. issuers that are denominated in a foreign currency. See "What Are the Fund's Potential Risks? - Foreign Securities."

GOVERNMENT SECURITIES. The Fund may invest in Treasury bills and bonds, which are obligations of, or guaranteed by, the U.S. government and are supported by the full faith and credit of the U.S. Treasury. The Fund may also invest in U.S. government agency securities, which are obligations of, or guaranteed by, U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, and are supported by the right of the issuer to borrow from the Treasury. Securities of other agencies, such as those issued or guaranteed by the Federal National Mortgage Association, which are supported only by the credit of the instrumentality, may also be purchased by the Fund. See the discussion of mortgage securities below.

MORTGAGE SECURITIES - GENERAL CHARACTERISTICS. The Fund may invest in mortgage securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs"), and stripped mortgage-backed securities, any of which may be privately issued. The Fund may also invest in asset-backed securities. Please see the discussion below for a description of the types of municipal or asset-backed securities in which the Fund may invest.

A mortgage security is an interest in a pool of mortgage loans. The primary issuers or guarantors of mortgage securities are GNMA, FNMA and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue mortgage securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. Mortgage securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and the ultimate collection of principal. Securities issued by FNMA are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by FHLMC are supported only by the credit of the agency. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because FNMA and FHLMC are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks.

Most mortgage securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. The Fund invests in both "modified" and "straight" pass-through securities. For "modified pass-through" type mortgage securities, principal and interest are guaranteed, whereas such guarantee is not available for "straight pass-through" securities. CMOs and stripped mortgage securities are not pass-through securities.

Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage securities nor do they extend to the value of the Fund's shares. In general, the value of fixed-income securities varies with changes in market interest rates. Fixed-rate mortgage securities generally decline in value during periods of rising interest rates, whereas interest rates of ARMs move with market interest rates, and thus their value tends to fluctuate to a lesser degree. In view of these factors, the ability of the Fund to obtain a high level of total return may be limited under varying market conditions.

ADJUSTABLE RATE MORTGAGE SECURITIES. ARMs, like traditional mortgage securities, are an interest in a pool of mortgage loans and are issued or guaranteed by a federal agency or by private issuers. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, the interest rates on the mortgages underlying ARMs are reset periodically and thus allow the Fund to participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower current yields. Because of this feature, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as a fixed-rate instrument. The rate of amortization of principal, as well as interest payments, for certain types of ARMs change in accordance with movements in a pre-specified, published interest rate index. There are several categories of indices, including those based on U.S. Treasury securities, those derived from a calculated measure, such as a cost of funds index, or a moving average of mortgage rates and actual market rates. The amount of interest due to an ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. The interest rates paid on the ARMs in which the Fund may invest are generally readjusted at intervals of one year or less, although instruments with longer resets such as three years and five years are also permissible investments.

The underlying mortgages that collateralize the ARMs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, which can extend the average life of the securities. Since most ARMs in the Fund's portfolio will generally have annual reset limits or caps of 100 to 200 basis points, fluctuations in interest rates above these levels could cause the mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities to achieve a higher yield than may be available from fixed-rate mortgage securities. The stripped mortgage securities in which the Fund may invest will not be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. government, although such securities are more liquid than privately issued stripped mortgage securities. Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity of an IO and PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Fund invests and are purchased and sold by institutional investors, such as the Fund, through several investment banking firms acting as brokers or dealers. As these securities were only recently developed, traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by a fund's board. The Board may, in the future, adopt procedures that would permit the Fund to acquire, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of the Fund's net assets. This position may be changed in the future, without notice to shareholders, in response to the staff's continued reassessment of this matter, as well as to changing market conditions.


COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are fixed-income securities that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other issuers in the U.S. Timely payment of interest and principal (but not the market value) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies. The Fund may buy CMOs that are rated in any category by the rating agencies without insurance or guarantee if, in the opinion of Advisers, the sponsor is creditworthy. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO's yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.


With a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO, however, may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

To the extent any privately issued CMOs in which the Fund invests are considered by the SEC to be an investment company, the Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

ASSET-BACKED SECURITIES. The Fund may invest in various asset-backed securities rated in any category by the rating agencies. The underlying assets may include, but are not limited to, receivables on home equity and credit card loans, and automobile, mobile home and recreational vehicle loans and leases. There may be other types of asset-backed securities that are developed in the future in which the Fund may invest. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). In general, asset-backed securities contain shorter maturities than bonds or mortgage loans and historically have been less likely to experience substantial prepayment.

Asset-backed securities entail certain risks not presented by mortgage-backed securities as they do not have the benefit of the same type of security interests in the underlying collateral. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and the technical requirements imposed under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on securities backed by these receivables.

OPTIONS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Fund may write (sell) covered put and call options and buy put and call options on securities, securities indices or futures contracts that are traded on U. S. or foreign exchanges or in the over-the-counter markets. An option on a security or futures contract is a contract that grants the buyer of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index grants the buyer of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities or futures contracts subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities or futures contracts as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities or futures contracts at an equal or greater exercise price. The Fund will not engage in any stock options or stock index options if the option premiums paid on its open option positions exceed 5% of the value of the Fund's total assets.

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write put and call options on foreign currencies traded on U.S. and foreign exchanges or in the over-the-counter markets. The Fund will buy and write such options for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired.

FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts and foreign currency futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. Please see "How Does the Fund Invest Its Assets? - Futures Contracts" in the SAI for more information.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A forward currency exchange contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund's investment in options, forward currency exchange contracts and futures contracts, as described above, may be limited by the requirements of the Code for qualification as a regulated investment company and is subject to special tax rules that may affect the amount, timing and character of distributions to you. These securities require the application of complex and special tax rules and elections. Please see the SAI for more information.

INVERSE FLOATERS. The Fund may invest up to 5% of its total assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Though the Fund intends to invest in liquid convertible securities there can be no assurance that this will always be achieved. For more information on convertible securities, including liquidity issues, please see the SAI.

OTHER INVESTMENT POLICIES OF THE FUND


WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy U.S. government obligations on a "when issued" or "delayed delivery" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally in 30 to 60 days. Purchases of U.S. government securities on a when issued or delayed delivery basis are subject to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy U.S. government securities on a when issued basis with the intention of holding the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. In when issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when issued or delayed delivery date. Entering into a when issued or delayed delivery transaction is a form of leverage that may affect changes in Net Asset Value to a greater extent.


MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sale price and the lower price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or a cash equivalent security position. The Fund could suffer a loss if the contracting party fails to perform the future transaction in that the Fund may not be able to buy back the mortgage-backed securities it initially sold. The Fund intends to enter into mortgage dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

INTEREST RATE AND CURRENCY SWAPS. Interest rate swaps involve an exchange between the Fund and another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. Since interest rate and currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate or currency swap positions.


The use of interest rate and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Advisers is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique was not used.

LOAN PARTICIPATIONS AND DEFAULTED DEBT SECURITIES. Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the Fund will acquire those selling at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. Advisers may acquire loan participations for the Fund when they believe, over the long term, appreciation will occur. An investment in these securities, however, carries substantially the same risks associated with an investment in defaulted debt securities and may result in the loss of the Fund's entire investment. The Fund will buy defaulted debt securities if, in the opinion of Advisers, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future. Loan participations and defaulted debt securities may be considered illiquid and, if so, will be included in the 10% limitation discussed under "Illiquid Investments." See also "What Are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities."

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 331/3% of the value of the Fund's total assets at the time of the most recent loan. The Fund currently intends, however, not to exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


BORROWING. The Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may borrow for temporary or emergency purposes, in an amount not to exceed 5% of its total assets.


REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, in short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements and other money market equivalents and, subject to the terms of an order of exemption from the SEC, the shares of affiliated money market funds that invest primarily in short-term debt securities. These temporary investments may be made either for liquidity purposes, to meet shareholder redemption requirements or as a temporary defensive measure.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities where such investments are consistent with the Fund's investment objectives and has authorized such securities to be considered liquid to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for such securities.


NON-DIVERSIFICATION. The Fund is non-diversified under the federal securities laws. As a non-diversified Fund, there is no restriction under the 1940 Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. The Fund, however, intends to comply with the diversification and other requirements of the Code applicable to regulated investment companies, such as the Fund, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. Accordingly, the Fund will not buy securities if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer, or with respect to 50% of its total assets, more than 5% of those assets would be invested in the securities of a single issuer. To the extent the Fund is not fully diversified, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than if it were more fully diversified.

In addition, it is the present policy of the Fund (which may be changed without shareholder approval) not to invest more than 5% of its total assets in companies that have a record of less than three years continuous operation, including predecessors. These investments, together with any illiquid securities, may not exceed 10% of the Fund's net assets. In addition the Fund may not engage in joint or joint and several trading accounts in securities, except that an order to purchase or sell may be combined with orders from other persons to obtain lower brokerage commissions and except that the Fund may engage in joint repurchase agreement arrangements.

The Fund will not invest more than 25% of its total assets in any one industry. To the extent required by and in conformance with an interpretive position taken by the SEC, securities issued by a foreign government, its agencies or instrumentalities are deemed to be an "industry" for purposes of this limitation.




OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.


HIGH YIELD SECURITIES. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The table below shows the percentage of the Fund's assets invested in fixed-income securities rated in each of the rating categories shown. A credit rating by a rating agency evaluates the safety of principal and interest based on an evaluation of the security's credit quality, but does not consider the market risk or the risk of fluctuation in the price of the security. The information shown is based on a dollar-weighted average of the Fund's portfolio composition based on month-end assets for each of the 12 months in the fiscal year ended April 30, 1997.


                     AVERAGE WEIGHTED
S&P RATING         PERCENTAGE OF ASSETS

AAA                      18.24%
AA+                       8.67%
AA                        4.98%
A-                        0.25%
BBB                       0.77%
BBB-                      0.55%
BB+                       1.64%
BB                        6.34%
BB-                       6.33%
B+                       10.65%
B                        13.40%
B-                        6.73%
CCC+                      1.20%
N/R                       9.41%*

*Not rated by a rating agency.

FOREIGN SECURITIES. Investments in the securities of companies organized outside the U.S. or whose securities are principally traded outside the U.S. ("foreign issuers") or investments in securities denominated or quoted in a foreign currency ("non-dollar securities") may offer potential benefits not available from investments solely in securities of U.S. issuers or U.S. dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of Advisers, to offer more potential for long-term capital appreciation or current earnings than investments in U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in non-dollar securities or in the securities of foreign issuers involve significant risks that are not typically associated with investments in U.S. dollar denominated securities or in securities of U.S. issuers. These risks, which may involve possible losses, include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Changes in government administrations and economic or monetary policies in the U.S. or abroad, circumstances surrounding dealings between nations, and currency convertibility or exchange rates could result in investment losses for the Fund. In addition, public information may not be as available for a foreign company as it is for a U.S. domiciled company, as foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies, and there is usually less government regulation of securities exchanges, brokers and listed companies. Confiscatory taxation or diplomatic developments could also affect these investments.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and types of foreign investments. Investments may be in securities of foreign issuers located in developed, emerging or developing countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Foreign securities may be subject to greater fluctuations in price than U.S. corporate debt or U.S. government securities. The markets on which foreign securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. Under certain market conditions, these investments may be less liquid than U.S. debt securities and are certainly less liquid than U.S. government securities. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuer of the security.

Securities that may be acquired by the Fund outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market will not be considered an illiquid asset so long as the Fund acquires and holds the security with the intention of reselling the security in the foreign trading market, the Fund reasonably believes it can readily dispose of the security for cash in the U.S. or foreign market, and current market quotations are readily available.

The Fund may buy securities in any foreign country, developed, emerging or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign countries, risks that are often heightened for investments in developing or emerging markets. For example, the small size, inexperience and limited volume of trading of securities markets in certain countries may make the Fund's investments illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custody or other arrangements before making certain investments in such countries. The laws of some foreign countries may also limit the ability of the Fund to invest in securities of certain issuers located in those countries.

MORTGAGE SECURITIES. Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of a mortgage security (i.e., the Fund) receives scheduled monthly payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage security. For this reason, mortgage securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Mortgage
securities  may  have  less  potential  for  capital   appreciation  than  other
investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent mortgage securities are purchased at a premium, unscheduled principal prepayments, including prepayments resulting from mortgage foreclosures, may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to you, will be taxable as ordinary income.


OPTIONS AND FUTURES CONTRACTS. The purchase and sale of futures contracts and options thereon, as well as the purchase and writing of options on securities and securities indices and currencies, involve risks different from those involved with direct investments in securities. A liquid secondary market for a futures or options contract may not be available when a futures or options position is sought to be closed and the inability to close a position may have an adverse impact on the Fund's ability to effectively hedge securities or foreign currency exposure. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on Advisers' ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that their judgment will be correct. In addition, by writing covered call options, the Fund gives up the opportunity to profit from any price increase in the underlying security above the option exercise price, while the option is in effect. Options, futures and options on futures are generally considered derivative securities.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations, and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $199 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Under an agreement with Advisers, TICI is the sub-advisor of the Fund. TICI provides Advisers with investment management advice and assistance. TICI's activities are subject to the Board's review and control, as well as Advisers' instruction and supervision.


MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Mr. Molumphy since inception and Mr. Dickson since June 1995.


Christopher Molumphy
Vice President of Advisers


Mr. Molumphy is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of Chicago. He earned his Bachelor of Arts degree in economics from Stanford University. He has been with Advisers or an affiliate since 1988. Mr. Molumphy is a member of several securities industry-related associations.

Thomas J. Dickson
Portfolio Manager of TICI

Mr. Dickson received his Bachelor of Science degree in managerial economics from the University of California at Davis. Mr. Dickson joined Franklin in 1992 and Templeton in 1994.




MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees, before any advance waiver, totaled 0.63% and operating expenses, before any advance waiver, totaled 1.05% of the average daily net assets of the Fund. Under an agreement by Advisers to waive its fees, the Fund paid no management fees and operating expenses totaling 0.23%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN


The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.25% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain puchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS




The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether you receive such distributions in cash or in additional shares.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


For corporate investors, 4.63% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction because of the Fund's principal investment in debt securities. The availability of the deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed under "Additional Information on Distribution and Taxes" in the SAI.


The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.

You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes on your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 22, 1991, and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold a special meeting, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                                MINIMUM
                             INVESTMENTS*

To Open Your Account              $100
To Add to Your Account$ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.


                                         TOTAL SALES CHARGE       AMOUNT PAID
                                         AS A PERCENTAGE  OF     TO DEALER AS
AMOUNT OF PURCHASE                       OFFERING NET AMOUNT    A PERCENTAGE OF
AT OFFERING PRICE                          PRICE   INVESTED     OFFERING PRICE
------------------------------------------------------------------------------
Under $100,000                            4.25%      4.44%           4.00%
$100,000 but less than $250,000           3.50%      3.63%           3.25%
$250,000 but less than $500,000           2.75%      2.83%           2.50%
$500,000 but less than $1,000,000         2.15%      2.20%           2.00%
$1,000,000 or more*                       None       None            None


*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
  publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
  Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) the distributions may be from either Class I or Class II shares of a fund.

The Fund's sales charges do not apply if you are buying shares with money from the following sources:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


 An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


 If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.




 The Fund's sales charges also do not apply to purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs.

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

4. Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                 If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW


--------------------------------------------------------------------------------
BY MAIL        1. Send us written  instructions signed by all account
                  owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                 o The name, address and telephone number of the bank where you want the proceeds sent

                 o  Your bank account number

                 o  The Federal Reserve ABA routing number

                 o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


               2. Include any outstanding share certificates for the shares you are selling

               3.   Provide a signature guarantee if required

               4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


METHOD         STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY PHONE (CONT.) Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless you are selling shares in a Trust Company retirement plan account

                 o Unless the  address  on your  account  was  changed by phone within the last 15 days.


                   If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The  Fund  declares   dividends  from  its  net  investment  income  monthly  to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month.

Capital gains, if any, may be distributed annually, usually in December.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT  DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated
Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.


You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 194.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. TICI is located at Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                               HOURS OF OPERATION PACIFIC TIME
DEPARTMENT NAME              TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
Shareholder Services         1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services              1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information             1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                             (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plans             1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services       1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)       1-800/851-0637    5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds.

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent




MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.25%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.




RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system




TICI - Templeton Investment Counsel, Inc., the Fund's sub-advisor


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


PROSPECTUS & APPLICATION

FRANKLIN MIDCAP GROWTH FUND

INVESTMENT STRATEGY

GROWTH


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Franklin MidCap Growth Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated September 1, 1997, as may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.





FRANKLIN MIDCAP GROWTH FUND


September 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ........................................................    2
Financial Highlights ...................................................    3
How does the Fund Invest its Assets? ...................................    4
What are the Fund's Potential Risks? ...................................   10
Who Manages the Fund? ..................................................   12
How does the Fund Measure Performance? .................................   14
How Taxation Affects the Fund and its Shareholders .....................   15
How is the Trust Organized? ............................................   16

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...................................................   17
May I Exchange Shares for Shares of Another Fund? ......................   22
How Do I Sell Shares? ..................................................   24
What Distributions Might I Receive from the Fund? ......................   27
Transaction Procedures and Special Requirements ........................   28
Services to Help You Manage Your Account ...............................   33
What If I Have Questions About My Account? .............................   35

GLOSSARY
Useful Terms and Definitions ...........................................   36


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge Imposed on Purchases
   (as a percentage of Offering Price)          4.50%++
  Deferred Sales Charge                        None+++
  Exchange Fee (per transaction)               $5.00*


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees                               0.65%
  Rule 12b-1 Fees                               0.14%**
  Other Expenses                                0.28%
  Total Fund Operating Expenses                 1.07%


C. EXAMPLE


  Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

 1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 $55***       $78     $101      $170


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.


+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**These fees may not exceed 0.35%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.



Year Ended April 30,                          1997        1996       1995    19941
====================================================================================
Per Share Operating Performance

Net Asset Value at Beginning of Period       $14.24      $10.81     $10.05  $10.00
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Net Investment Income (Loss)                   (.02)        .18        .21     .15

Net Realized & Unrealized Gain on Securities    .933       3.585       .769    .014
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total From Investment Operations                .913       3.765       .979    .164

------------------------------------------------------------------------------------
Distributions From Net Investment Income       (.050)      (.208)     (.204)  (.079)

Distributions From Realized Capital Gains     (1.763)      (.127)     (.015)  (.035)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total Distributions                           (1.813)      (.335)     (.219)  (.114)

Net Asset Value at End of Period             $13.34***   $14.24     $10.81  $10.05

------------------------------------------------------------------------------------
Total Return*                                  6.31%      35.40%     10.06%   1.62%

Ratios/Supplemental Data

Net Assets at End of Period (in 000's)   $12,853      $7,575     $5,591  $5,079

Ratios of Expenses to Average Net Assets       1.07%        .16%++ --++    --++

Ratio of Net Investment Income (Loss)
to Average Net Assets                         (.22)%       1.42%      2.12%   2.21%**

Portfolio Turnover Rate                       76.35%     102.65%    163.54%  70.53%

Average Commission Rate+                        .0550       .0467    --      --

1For the period August 17, 1993 (effective date) to April 30, 1994.

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge and assumes reinvestment of dividends and capital gains at Net Asset Value.


**Annualized.


***The Net Asset Value differs from the Net Asset Value used to process shareholder activity as of the reporting date, which does not include market adjustment for portfolio trades made on that date. These adjustments are generally accounted for on the day following the trade date.

+Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.

++During the periods indicated, the investment manager agreed in advance to waive a portion or all of its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of operating expenses to average net assets would have been as follows:

               RATIO OF EXPENSES
             TO AVERAGE NET ASSETS
------------------------------------------
1994                 .91%**
1995                 .98%
1996                 .96%

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is long-term capital growth. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund seeks to accomplish its objective by investing primarily in equity securities of medium capitalization companies that Advisers believes are positioned for rapid growth in revenues or earnings and assets, characteristics that may provide for significant capital appreciation. The Fund will invest in medium capitalization companies that have a market capitalization range between $200 million and $5 billion. Market capitalization is defined as the total market value of a company's outstanding stock. The securities of medium capitalization companies are traded on the NYSE and AMEX and in the over-the-counter market. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. They tend, however, to involve less risk than stocks of small capitalization companies. Medium capitalization companies may offer greater potential for capital appreciation as these companies are often growing more rapidly than larger companies, but tend to be more stable and established than small capitalization or emerging companies. Advisers selects medium capitalization equity securities for the Fund based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium capitalization growth companies. Equity securities of these companies consist of:


o common or preferred stock;

o warrants for the purchase of common or preferred stock; and

o debt securities convertible into or exchangeable for common or preferred stock.

The Fund may also buy options on stocks and stock indices, and futures and options on futures contracts on stock indices as a hedge against changes resulting from market conditions in the values of its securities, securities that it intends to buy and to accommodate cash flows. Options, futures and options on futures are generally considered "derivative securities."

Consistent with its objective, the Fund attempts to be fully invested at all times in equity securities and, under normal market conditions, its assets will be invested primarily in a diversified portfolio of medium capitalization stocks.


The Fund may invest up to 35% of its total assets in equity securities that are outside the medium market capitalization range but with similar potential for capital appreciation, or in corporate debt securities, if the Fund believes the investment presents a favorable investment opportunity. The Fund may invest in corporate debt securities including bonds, notes and debentures. The Fund will invest in debt securities that Advisers believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund's objective. The Fund will invest in debt securities rated B or above by Moody's or S&P or in securities that are unrated if, in Advisers' opinion, the securities are comparable in quality to securities rated B or above by Moody's or S&P. The Fund will not invest more than 5% of its assets in debt securities rated lower than BBB or Baa. Securities rated below BBB or Baa are regarded, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. A description of these ratings is included in the "Appendix" in the SAI.

WARRANT. The Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.


CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.


The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.


The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three to four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will automatically convert to either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be similar to those described above in which a Fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

OPTIONS AND FINANCIAL FUTURES. The Fund may write (sell) covered put and call options and buy put and call options that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell futures and options on futures with respect to securities indices and enter into futures and options to close-out futures and options it may have purchased or sold. The Fund will not enter into any futures contract or related options (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets. The Fund will not engage in any stock options or stock index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets.

A call option written by the Fund is covered if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. A put option written by the Fund is covered if the Fund maintains cash and high grade debt securities with a value equal to the exercise price in a segregated account with its custodian bank, or holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent it is consistent with its investment objective and certain limitations under federal securities laws, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered part of the financial services industry sector.

Under federal securities laws, the Fund may not acquire a security or any interest in a securities related business, to the extent such acquisition would exceed certain limitations. The Fund does not believe that these limitations will impede the attainment of its investment objective.

FOREIGN SECURITIES. The Fund may invest in foreign securities if these investments are consistent with the Fund's investment objective and policies. The Fund will ordinarily buy foreign securities that are traded in the U.S. or buy sponsored or unsponsored American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations. The Fund intends to limit its investment in foreign securities to 5% of its total assets. See "What are the Fund's Potential Risks? - Foreign Securities."


OTHER INVESTMENT POLICIES OF THE FUND


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 20% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may borrow from banks up to 10% of its total asset value to meet redemption requests and for other temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and, subject to the terms of an exemption order from the SEC, the shares of affiliated money market funds that invest primarily in short-term debt securities. Temporary investments will be made with cash held to maintain liquidity to meet redemption requirements or pending investment and will be consistent with the Fund's overall policy of being fully invested. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.




MEDIUM AND SMALL CAPITALIZATION RISK. Historically, medium market capitalization stocks, which constitute the majority of the investments of the Fund, have been more volatile in price than larger capitalization stocks. Among the reasons for greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the market for such stocks, and the greater sensitivity of small and medium size companies to changing economic conditions. Besides exhibiting greater volatility, medium and small company stocks may fluctuate independently of larger company stocks. Medium and small company stocks may decline in price as large company stocks rise or vice versa. You should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks. In addition, medium size companies may have products and management that have not been thoroughly tested by time or by the marketplace. These companies may also be more dependent on a limited number of key personnel and their financial resources may not be as substantial as those of more established companies. Adversity that leads to a decline in the value of such a security will have a negative impact on the Fund's share price as well.


OPTIONS AND FUTURES RISK. The Fund's option and futures investments involve certain risks. These include the risks that the effectiveness of an options and futures strategy depends on the degree to which price movements in the underlying index or securities correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option or future.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There may not always be a liquid secondary market for a futures or option contract at a time when the Fund seeks to close out its position. If the Fund were unable to close out a futures or option position, and if prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund had insufficient cash, it might have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the stocks underlying futures or options contracts it holds. Over-the-counter ("OTC") options may not be closed out on an exchange and the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the option or futures.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options and cover assets as subject to the Fund's limitation on illiquid securities.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

The Fund's option and futures investments may be limited by the requirements of the Code for qualification as a regulated investment company. These investments and certain securities transactions, including loans of portfolio securities may reduce the portion of the Fund's dividends that is eligible for the corporate dividends-received deduction. These transactions are also subject to special tax rules that may affect the amount, timing and character of certain distributions to you. For more information please see the tax section of the SAI.


FOREIGN SECURITIES RISK. Investments in securities of foreign issuers involve significant risks, including possible losses, that are not typically associated with investments in securities of U.S. issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Changes in government administrations and economic or monetary policies in the U.S. or abroad, changes in circumstances surrounding dealings between nations, and changes in currency convertibility or exchange rates could result in investment losses for the Fund. In addition, public information may not be as readily available for a foreign company as it is for a U.S. domiciled company, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies, and there is usually less government regulation of securities exchanges, brokers and listed companies. Confiscatory taxation or diplomatic developments could also affect these investments.

INTEREST RATE AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline, shown for example by a drop in the Dow Jones Industrials or other equity based index, may cause the value of what the Fund owns, and thus the Fund's share price, to decline. The value of stock markets and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Edward B. Jamieson, Catherine Roberts Bowman and Dan Prislin since 1996.


Edward B. Jamieson
Senior Vice President of Advisers


Mr. Jamieson holds a Master's degree in Accounting and Finance from the University of Chicago Graduate School of Business and a Bachelor of Arts degree from Bucknell University. He has been with the Franklin Templeton Group since 1987. Mr. Jamieson is a member of several securities industry-related committees and associations.


Catherine Roberts Bowman
Portfolio Manager of Advisers


Ms. Bowman holds a Master of Business Administration degree from the J.L. Kellogg Graduate School of Management at Northwestern University. She received her Bachelor of Arts degree from Princeton University. She joined the Franklin Templeton Group in 1990.


Dan Prislin
Portfolio Manager of Advisers


Mr. Prislin is a Level III candidate in the CFA program. He holds a Master of Business Administration degree from University of California at Berkeley and a Bachelor of Science degree from University of California at Berkeley. Mr. Prislin joined the Franklin Templeton Group in July 1994. Before July 1994, he was a real estate salesperson with Blickman Turkus.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.65% of the average daily net assets of the Fund were paid to Advisers. Total expenses of the Fund, including fees paid to Advisers, were 1.07%.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.35% per year of the Fund's average daily net assets. Of this amount, the Fund may reimburse up to 0.25% to Distributors or others and may reimburse an additional 0.10% to Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and whether you receive them in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if you received them on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to the shares. You should consult your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

For the fiscal year ended April 30, 1997, 6.74% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund qualified for the corporate dividends-received deduction, subject to certain holding period, hedging and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

If you are a corporate shareholder, you should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your Fund shares and distributions and redemption proceeds received from the Fund.

HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. The Fund changed its name from FISCO MidCap Growth Fund to Franklin Institutional MidCap Growth Fund on September 1, 1994, and to its current name on April 18, 1996. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of August 5, 1997, Resources owned of record and beneficially more than 25% of the outstanding shares of the Fund.


ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                              MINIMUM
                           INVESTMENTS*
To Open Your Account           $100
To Add to Your Account         $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                 TOTAL SALES CHARGE    AMOUNT PAID
                                 AS A PERCENTAGE OF  TO DEALER AS A
--------------------------------------------------------------------------------
AMOUNT OF PURCHASE              OFFERING  NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                 PRICE    INVESTED  OFFERING PRICE
--------------------------------------------------------------------------------
Under $100,000                    4.50%      4.71%        4.00%
$100,000 but less than $250,000   3.75%      3.90%        3.25%
$250,000 but less than $500,000   2.75%      2.83%        2.50%
$500,000 but less than $1,000,000 2.25%      2.30%        2.00%
$1,000,000 or more*               None       None         None

*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption.

Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) the distributions may be from either Class I or Class II shares of a fund.

The Fund's sales charges do not apply if you are buying shares with money from the following sources:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


   An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


The Fund's sales charges also do not apply to purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Purchases of $1 million or more - up to 1% of the amount invested.

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

4. Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------

BY PHONE         Call Shareholder Services or TeleFACTS(R)


                  If you do not want the ability to exchange by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL        1. Send us written instructions signed by all account owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                  o The name, address and telephone number of the bank where you want the proceeds sent

                  o Your bank account number

                  o The Federal Reserve ABA routing number

                  o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


               2. Include any outstanding share certificates for the shares you are selling

               3. Provide a signature guarantee if required


               4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------


BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee.

--------------------------------------------------------------------------------

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY PHONE (cont.)To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


               Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless you are selling shares in a Trust Company retirement plan account


                 o Unless the address on your account was changed by phone
                   within the last 15 days

               If you do not want the ability to redeem by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.

Capital gains, if any, may be distributed annually, usually in December.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.


To calculate Net Asset Value per share the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.



PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT     DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 196.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)


Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.


Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager


AMEX - American Stock Exchange


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS & APPLICATION
FRANKLIN GLOBAL UTILITIES FUND
INVESTMENT STRATEGY
GLOBAL GROWTH
AND INCOME


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Franklin Global Utilities Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN GLOBAL UTILITIES FUND


SEPTEMBER 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.



TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary .....................................................    2
Financial Highlights ................................................    3
How does the Fund Invest its Assets? ................................    4
What are the Fund's Potential Risks? ................................   11
Who Manages the Fund? ...............................................   14
How does the Fund Measure Performance? ..............................   16
How Taxation Affects the Fund and its Shareholders ..................   16
How is the Trust Organized? .........................................   18

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ................................................   19
May I Exchange Shares for Shares of Another Fund? ...................   25
How Do I Sell Shares? ...............................................   28
What Distributions Might I Receive from the Fund? ...................   31
Transaction Procedures and Special Requirements .....................   32
Services to Help You Manage Your Account ............................   37
What If I Have Questions About My Account? ..........................   39

GLOSSARY
Useful Terms and Definitions ........................................   40



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


FRANKLIN GLOBAL UTILITIES FUND


ABOUT THE FUND


Expense Summary


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.


                                          CLASS I   CLASS II
--------------------------------------------------------------------------------
A. SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge
  (as a percentage of Offering Price)      4.50%   1.99%
   Paid at time of purchase                4.50%++ 1.00%+++
   Paid at redemption++++                  None    0.99%


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees                          0.57%   0.57%
  Rule 12b-1 Fees                          0.23%*  1.00%*
  Other Expenses                           0.20%   0.20%
                                           -------------
  Total Fund Operating Expenses            1.00%   1.77%
                                           =============


C. EXAMPLE


  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
  Class I                    $55**      $75       $ 98      $162
  Class II                   $47        $75       $114      $224

  For the same Class II investment, you would pay projected expenses of $38 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.
+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."
++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*These fees may not exceed 0.25% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
**Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

CLASS I

Year Ended April 30                                 1997           1996          1995           1994            19931
===========================================================================================================================
PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period            $14.28          $12.23        $12.60        $11.36         $10.00
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                .42             .37           .42           .30            .22
Net Realized & Unrealized Gain (Loss) on Securities 1.351           2.395         (.067)        1.280          1.270
---------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                    1.771           2.765          .353         1.580          1.490
---------------------------------------------------------------------------------------------------------------------------
Distributions From Net Investment Income            (.383)          (.391)        (.365)        (.299)         (.130)
Distributions From Realized Capital Gains          (1.208)          (.324)        (.358)        (.042)        --
Total Distributions                                (1.591)          (.715)        (.723)        (.341)         (.130)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value at End of Period                  $14.46          $14.28        $12.23        $12.60         $11.36
---------------------------------------------------------------------------------------------------------------------------
Total Return*                                      12.94%          23.27%         3.17%        14.04%         18.08%
RATIOS/SUPPLEMENTAL DATA
Net Assets at End of Period (in 000's)       $174,023        $167,225      $119,250      $124,188        $14,227
Ratio of Expenses to Average Net Assets***          1.00%           1.04%         1.12%          .84%         --
Ratio of Net Investment Income to Average Net Assets2.82%           2.85%         3.47%         2.95%          3.89%**
Portfolio Turnover Rate                            47.55%          50.51%        16.65%        16.28%         --
Average Commission Rate+                             .0150           .0313       --            --             --

Class II

Year Ended April 30,                                      1997            1996
------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value at Beginning of Period                   $14.24         $12.23
------------------------------------------------------------------------------
Net Investment Income                                       .32            .37
Net Realized & Unrealized Gain (Loss) on Securities        1.328          2.322
Total From Investment Operations                           1.648          2.692
-------------------------------------------------------------------------------
Distributions From Net Investment Income                   (.310)         (.358)
Distributions From Realized Capital Gains                 (1.208)         (.324)
Total Distributions                                       (1.518)         (.682)
Net Asset Value at End of Period                         $14.37         $14.24
------------------------------------------------------------------------------
Total Return*                                             12.04%         22.63%
Ratios/Supplemental Data
Net Assets at End of Period (in 000's)                $8,467         $2,727
Ratio of Expenses to Average Net Assets                    1.77%          1.81%
Ratio of Net Investment Income to Average Net Assets       1.98%          2.10%
Portfolio Turnover Rate                                   47.55%         50.51%
Average Commission Rate+                                    .0150          .0313

1For the period July 2, 1992 (effective date) to April 30, 1993.
*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains at Net Asset Value.
**Annualized.
***During the periods indicated, Advisers agreed in advance to waive a portion or all of its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of operating expenses to average net assets would have been as follows:

               Ratio of expenses
             to average net assets
Class I shares
19931                1.51%**
1994                 1.28

+Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to provide total return, without incurring undue risk, by investing at least 65% of its total assets in securities issued by companies that are, in the opinion of Advisers, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telephone communications, cable and other pay television services, wireless telecommunications, gas or water. Total return consists of both capital appreciation and current dividend and interest income.

The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund invests in common stocks, preferred stocks and debt securities including preferred or debt securities convertible into common stocks. The mixture of common stocks, debt securities and preferred stocks varies from time to time based upon Advisers' assessment as to whether investments in each category will contribute to meeting the Fund's investment objective. The Fund may invest, without percentage limitation, in fixed-income securities having at the time of purchase one of the four highest ratings of Moody's (Aaa, Aa, A,
Baa) or S&P (AAA, AA, A, BBB), or in unrated securities of comparable quality. Securities rated within the four highest ratings categories are considered to be "investment grade" securities, although securities rated Baa are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and some speculative characteristics. The Fund's commercial paper investments will be rated "A-1" or "A-2" by S&P or "Prime-1" or "Prime-2" by Moody's at the time of purchase or, if not rated, will be of comparable quality. The Fund may also invest up to 5% of its total assets at the time of purchase in lower rated fixed-income securities and unrated securities of comparable quality. These investments will be rated no lower than Caa by Moody's or CCC by S&P. (See the SAI for a more complete discussion of these investments.) In the event the rating on an issue held in the Fund's portfolio is changed by Moody's and S&P, it will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security. A description of these ratings is included in the Appendix to the SAI.

Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three different countries, one of which may be the U.S., although Advisers expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks outlined below. See "What are the Fund's Potential Risks?"

The Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in securities issued by companies in the utilities industries. The Fund may invest up to 35% of its assets in securities of issuers that are outside the utilities industries. These investments will consist of common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of providing total return without incurring undue risk. These securities may be issued by either U.S. or non-U.S. companies, governments, or governmental instrumentalities. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks.


The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. government securities, high quality money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of Advisers, prevailing market or economic conditions warrant.


UTILITY INDUSTRIES. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks, debt securities and preferred stocks, including preferred or debt securities convertible into common stocks, of companies in the utility industries. These companies include ones primarily engaged in the ownership or operation of facilities used to provide electricity, telephone communications, cable and other pay television services, wireless telecommunications, gas or water. "Primarily engaged," for this purpose, means that (1) more than 50% of the company's assets are devoted to the ownership or operation of one or more facilities as described above or (2) more than 50% of the company's operating revenues are derived from the business or combination of businesses described above. See "Investment Restrictions" in the SAI.

The utility companies in which the Fund invests may be domestic or foreign. To meet its objective, the Fund may invest in domestic utility companies that pay higher than average dividends, but have less potential for capital appreciation. There can be no assurance that the historically positive relative returns on utility securities will continue to occur in the future. Advisers believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To meet its objective, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

DEPOSITARY RECEIPTS. The Fund may buy sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global
Depositary Receipts ("GDRs"). ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

FOREIGN GOVERNMENT SECURITIES. The Fund may invest in securities issued or guaranteed by foreign governments. The foreign government securities in which the Fund intends to invest generally will consist of obligations issued by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. These securities are typically denominated in foreign currencies and are subject to currency fluctuation and other risks of foreign securities investments. Please see "What are the Fund's Potential Risks?" Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the 15 member states of the European Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities also include mortgage-related securities issued or guaranteed by national or local governmental instrumentalities, including quasi-governmental agencies.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), including U.S. Treasury bills, notes and bonds as well as certain agency securities and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), which securities may be backed by the "full faith and credit" of the U.S. government or carry a guarantee that is backed by the U.S. government. Any guarantee will extend to the payment of interest and principal due on the securities and will not provide any protection from fluctuations in either the securities' yield or value or to the yield or value of the Fund's shares. Other securities issued by U.S. government agencies or instrumentalities are not necessarily backed by the "full faith and credit" of the U.S. government, such as certain securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Farm Credit Bank.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Though the Fund intends to invest in liquid convertible securities there can be no assurance that this will always be achieved. For more information on convertible securities, including liquidity issues, please see the SAI.


OTHER INVESTMENT POLICIES OF THE FUND


The Fund may use a variety of strategies to enhance income and to hedge against market and currency risk, as described more fully under "How does the Fund Invest Its Assets - Options, Futures, Forward Contracts and Related Options" in the SAI. Options, futures and options on futures are generally considered "derivative securities."


WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. The Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis. These securities are subject to market fluctuation before delivery to the Fund and generally do not earn interest until their scheduled delivery date. Therefore, the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. When the Fund is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. See the SAI for a more complete discussion regarding when-issued and delayed delivery transactions.


STANDBY COMMITMENT AGREEMENTS. The Fund may from time to time enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to buy a stated amount of a fixed-income security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time the Fund enters into the agreement, the Fund is paid a commitment fee, regardless of whether the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to buy. The Fund will enter into these agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in these commitments so that the aggregate purchase price of the securities subject to these commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 15% of its assets, at the time of purchase. The Fund will at all times maintain, in a segregated account with its custodian bank, cash, cash equivalents, U.S. government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment.


There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period.


The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will then be reflected in the calculation of the Fund's Net Asset Value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed one-third of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow money from banks in an amount up to 33% of its total asset value (computed at the time the loan is made) for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and, pursuant to an exemption from the requirements of the 1940 Act, the shares of affiliated money market funds, which invest primarily in short-term debt securities. To the extent the Fund invests in affiliated money market funds, such as the Franklin Money Fund, Advisers has agreed to waive its management fee on any portion of the Fund's assets invested in an affiliated fund. Temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Fund may also enter into reverse repurchase agreements. These transactions involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. Cash or high grade liquid debt securities of a dollar amount equal in value to the Fund's obligation under the agreement, including accrued interest, will be maintained in a segregated account with the Fund's custodian bank, and the securities subject to the reverse repurchase agreement will be marked-to-market each day. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restriction 2 (please see "Investment Restrictions" in the SAI) so long as the segregated account is properly maintained.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.


FOREIGN RISK. Foreign securities involve certain risks that you should consider carefully. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The markets on which foreign securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in foreign securities.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions, these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligation, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuer of the security.

The operating expense ratio of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities because of the additional expenses of the Fund attributable to its foreign investment activity, such as custodial costs, valuation costs and communication costs, although the Fund's expenses are expected to be similar to expenses of other investment companies investing in a mix of U.S. securities and securities of one or more foreign countries.

Investments of the Fund may be denominated in foreign currencies. Changes in the relative values of these foreign currencies and the U.S. dollar, therefore, will affect the value of investments in the Fund. However, the Fund will utilize forward futures and options contracts to attempt to minimize these changes. For a discussion of forward futures and options contracts, please see the SAI.


Many of the countries in which the Fund may invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to the small size and lesser liquidity of these markets and other factors. As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these and other risks associated with Russian securities, please see "What are the Fund's Potential Risks?"0 in the SAI.

INDUSTRY RISK. Utility companies in the U.S. and in foreign countries are generally subject to substantial regulations. These regulations are intended to ensure appropriate standards of service and adequate ability to meet public demand. The nature of regulations of utility industries is evolving both in the U.S. and in foreign countries. Although certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings, costs associated with compliance with environmental, nuclear facility and other safety regulations and changes in the regulatory climate. Increased scrutiny of electric utilities might result in higher costs and higher capital expenditures, with the risk that regulators may disallow inclusion of these costs in rate authorizations. Increasing competition due to past regulatory changes in the telephone communications industry continues and, whereas certain companies have benefited, many companies may be adversely affected in the future. The cable television industry is regulated in most countries and, although such companies typically have a local monopoly, emerging technologies and pro-competitive legislation are combining to threaten these monopolies and could change the future outlook. The wireless telecommunications industry is in its early developmental stages, and is predominantly characterized by emerging, rapidly growing companies. Gas transmission and distribution companies continue to undergo significant changes as well. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. The water supply industry is highly fragmented due to local ownership. Generally, these companies are more mature and expect little or no per capita volume growth. There is no assurance that favorable developments will occur in the utility industries generally or that investment opportunities will continue to undergo significant changes or growth. Please see "What are the Fund's Potential Risks?" in the SAI for more information.

NON-DIVERSIFICATION RISK. The Fund is non-diversified under the federal securities laws. As a non-diversified Fund, there is no restriction under the 1940 Act on the percentage of its assets that may be invested at any time in the securities of any one issuer. However, the Fund intends to comply with the diversification and other requirements of the Code, applicable to "regulated investment companies" so that it will not be subject to U.S. federal income tax on income and capital gains. Accordingly, the Fund will not buy securities if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer or, with respect to 50% of its total assets, more than 5% of such assets would be invested in the securities of a single issuer. Because the Fund is non-diversified and concentrates its investments in a limited group of related industries, the value of the Fund's shares may fluctuate more widely, and the Fund may present greater risk than other investments.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline, in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Sally Edwards Haff and Gregory Johnson since the Fund's inception in 1992, and Ian Link since February 1995.

Sally Edwards Haff
Vice President of Advisers

Ms. Haff is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from the University of California at Santa Barbara. She has been with the Franklin Templeton Group since 1986. Ms. Haff is a member of several securities industry-related associations.

Gregory E. Johnson
Vice President of Advisers

Mr. Johnson holds a Bachelor of Science degree in Accounting and Business Administration from Washington and Lee University and a certificate as a Certified Public Accountant. He has been with the Franklin Templeton Group since 1986. Mr. Johnson is a member of several securities industry-related associations.


Ian Link
Portfolio Manager of Advisers


Mr. Link is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from the University of California at Davis. He has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.57% of the average daily net assets of the Fund were paid to Advisers. Total expenses, including fees paid to Advisers, were 1.00% for Class I and 1.77% for Class II.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends which you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December, but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.


Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

For corporate investors, 41.38% of the ordinary income dividends (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you the pro rata share of foreign taxes paid by the Fund. If this election is made, you will be (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the fund), and (ii) entitled either to deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any credits and the amount of foreign source income (including any foreign taxes paid by the Fund) to be included on your income tax returns.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and, after the close of each calendar year, will promptly advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 22, 1991, and is registered with the SEC. The Fund offers two classes of shares: Franklin Global Utilities Fund Class I and Franklin Global Utilities Fund - Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you do not specify a class, your purchase will be automatically invested in Class I shares. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.

                                 MINIMUM
                              INVESTMENTS*


To Open Your Account               $100
To Add to Your Account             $ 25


*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.


Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders.


If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                    TOTAL SALES CHARGE    AMOUNT PAID
                                    AS A PERCENTAGE OF  TO DEALER AS A
AMOUNT OF PURCHASE                 OFFERING  NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                    PRICE    INVESTED  OFFERING PRICE
--------------------------------------------------------------------------------
CLASS I
Under $100,000                       4.50%     4.71%         4.00%
$100,000 but less than $250,000      3.75%     3.90%         3.25%
$250,000 but less than $500,000      2.75%     2.83%         2.50%
$500,000 but less than $1,000,000    2.25%     2.30%         2.00%
$1,000,000 or more*                  None      None          None

CLASS II
Under $1,000,000*                    1.00%     1.01%         1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS

     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.A qualified group is one that:


o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
  publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
  Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


 4. Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


The Fund's sales charges also do not apply to Class I purchases by:

 5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 6. Group annuity separate accounts offered to retirement plans

 7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

 8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

 9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14. Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD           STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                  If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

--------------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally  will not pay a front-end  sales charge on exchanges.


If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.


While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.


If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.


METHOD        STEPS TO FOLLOW


-----------------------------------------------------------------------------
BY MAIL 1. Send us written instructions signed by all account owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                o The name, address and telephone number of the bank where you want the proceeds sent

                o Your bank account number

                o The Federal Reserve ABA routing number

                o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


              2. Include any outstanding share certificates for the shares you are selling

              3. Provide a signature guarantee if required


              4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee.

--------------------------------------------------------------------------------
METHOD        STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY PHONE (cont.) To avoid  any delay in  processing,  the instructions should include  the  items  listed in "By Mail" above.


              Telephone requests will be accepted:


              o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.


              o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

              o Unless you are selling shares in a Trust Company retirement plan account


              o Unless the address on your account was changed by phone within the last 15 days

               If you do not want the ability to redeem by phone to apply to your account, please let us know.

-----------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative

------------------------------------------------------------------------------
We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o  Participant   initiated   distributions   from  employee   benefit  plans  or
   participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.

Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The Fund's name,


o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT    DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION    Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP    1. The pages from the partnership agreement that identify the general partners, or

               2. A certification for a partnership agreement
--------------------------------------------------------------------------------

TRUST          1. The pages from the trust document that identify the
                  trustees, or

               2. A certification for trust
-------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 197 for Class I and 297 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS & APPLICATION
FRANKLIN SMALL CAP GROWTH FUND
INVESTMENT STRATEGY
GROWTH


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES


This prospectus describes Class I and Class II shares of the Franklin Small Cap Growth Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Class I and Class II shares, dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.




FRANKLIN SMALL CAP GROWTH FUND


September 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.



TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ....................................................   2
Financial Highlights ...............................................   3
How does the Fund Invest its Assets? ...............................   4
What are the Fund's Potential Risks? ...............................  12
Who Manages the Fund? ..............................................  15
How does the Fund Measure Performance? .............................  17
How Taxation Affects the Fund and its Shareholders .................  17
How is the Trust Organized? ........................................  18

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...............................................  19
May I Exchange Shares for Shares of Another Fund? ..................  25
How Do I Sell Shares? ..............................................  28
What Distributions Might I Receive from the Fund? ..................  31
Transaction Procedures and Special Requirements ....................  32
Services to Help You Manage Your Account ...........................  37
What If I Have Questions About My Account? .........................  39

GLOSSARY
Useful Terms and Definitions .......................................  40



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


FRANKLIN SMALL CAP GROWTH FUND


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.


                                          CLASS I   CLASS II
--------------------------------------------------------------------------------

A. SHAREHOLDER TRANSACTION EXPENSES+


  Maximum Sales Charge
   (as a percentage of Offering Price)       4.50%    1.99%
    Paid at time of purchase                 4.50%++  1.00%+++
    PAID AT REDEMPTION++++                    NONE     0.99%


B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


  Management Fees                            0.48%    0.48%
  Rule 12b-1 Fees                            0.23%*   1.00%*
  Other Expenses                             0.21%    0.21%
  Total Fund Operating Expenses              0.92%    1.69%


C. EXAMPLE


  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                        1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------
  Class I                 $54**    $73   $  94    $153
  Class II                $46      $72    $110    $216

  For the same Class II investment, you would pay projected expenses of $37 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*These fees may not exceed 0.25% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

**Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.



CLASS I SHARES:

Year Ended April 30                       1997          1996        1995         1994        1993         1992+
===========================================================================================================================

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period   $19.75        $14.90      $12.75      $10.22        $9.58      $10.00
---------------------------------------------------------------------------------------------------------------------------

Net Investment Income (Loss)                .03           .01         .03         .03          .07         .04

Net Realized & Unrealized Gain
(Loss) on Securities                        .044         6.230       3.138       2.944         .657       (.460)
---------------------------------------------------------------------------------------------------------------------------

Total From Investment Operations            .074         6.240       3.168       2.974         .727       (.420)

Distributions From Net Investment Income   (.067)        (.014)      (.021)      (.043)       (.087)        --

Distributions From Realized Capital Gains  (.797)       (1.376)      (.997)      (.401)         --          --
---------------------------------------------------------------------------------------------------------------------------

Total Distributions                        (.864)       (1.390)     (1.018)      (.444)       (.087)         --

Net Asset Value at End of Period         $18.96++      $19.75      $14.90      $12.75       $10.22       $9.58

Total Return+++                             .14%        44.06%      27.05%      29.26%        7.66%     (19.96)%*

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)  $1,071,352    $444,912     $63,010     $23,915       $6,026      $1,268

Ratio of Expenses to Average Net Assets2    .92%          .97%        .69%        .30%          --          --

Ratio of Net Investment Income (Loss)
to Average Net Assets                       .10%          .09%        .25%        .24%         .84%       2.45%

Portfolio Turnover Rate                   55.27%        87.92%     104.84%      89.60%       63.15%       2.41%

Average Commission Rate**                   .0499         .0505       --          --           --          --


Class II Shares:

YEAR ENDED APRIL 30                       1997               19961
------------------------------------------------------------------

Per Share Operating Performance

NET ASSET VALUE AT BEGINNING OF PERIOD   $19.66            $17.94
-----------------------------------------------------------------

Net Investment Income (Loss)               (.05)             (.03)

Net Realized & Unrealized Gain
(Loss) on Securities                       (.033)            2.714

TOTAL FROM INVESTMENT OPERATIONS           (.083)            2.684
------------------------------------------------------------------

Distributions From Net Investment Income   --                 --

Distributions From Realized Capital Gains  (.797)            (.964)

Total Distributions                        (.797)            (.964)

NET ASSET VALUE AT END OF PERIOD         $18.78++          $19.66
-----------------------------------------------------------------

Total Return+++                            (.65)%           15.98%

Ratios/Supplemental Data

Net Assets at End of Period (in 000's)    $146,164        $24,102

Ratio of Expenses to Average Net Assets    1.69%             1.76%*

Ratio of Net Investment Income (Loss)
to Average Net Assets                      (.70)%            (.69)%*

Portfolio Turnover Rate                   55.27%            87.92%

Average Commission Rate**                   .0499             .0505

+For the period February 14, 1992 (effective date) to April 30, 1992.

++The Net Asset Value differs from the Net Asset Value used to process shareholder activity as of the reporting date, which does not include market adjustment for portfolio trades made on that date. These adjustments are generally accounted for on the day following the trade date.

+++Total return measures the change in value of an investment over the periods indicated. It is not annualized except where indicated. It does not include the maximum front-end sales charge or Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.

*Annualized

**Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.

1For the period October 1, 1995 (effective date) to April 30, 1996.

2During the periods indicated, Advisers agreed in advance to waive or limit its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:


               Ratio of Expenses
             TO AVERAGE NET ASSETS
Class I
 1992                1.74%+,*
 1993                1.95
 1994                1.58
 1995                1.16
 1996                1.00

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization growth companies. Small capitalization growth companies typically are companies with relatively small market capitalization which Advisers believes to be positioned for rapid growth in revenues or earnings and assets, characteristics that may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. In general, companies in which the Fund will invest have a market capitalization of less than $1 billion at the time of the Fund's investment. Market capitalization is defined as the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on the NYSE and American Stock Exchange and in the over-the-counter market.


Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small capitalization growth companies. Equity securities of these companies consist of common stock, preferred stock, warrants for the purchase of common stock and debt securities convertible into or exchangeable for common or preferred stock. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature.


In addition, the Fund seeks to invest at least one-third of its assets in companies with a market capitalization of $550 million or less. There is no assurance, however, that it will always be able to find suitable companies to include in this one-third portion. Advisers will monitor the availability of securities suitable for investment by the Fund and recommend appropriate action to the Board if it appears that the goal of investing one-third of the Fund's assets in companies with market capitalization of $550 million or less may not be attainable under the Fund's current objective and policies. The Board will review the availability of suitable investments quarterly, including Advisers' assessment of the availability of suitable investments. Advisers will also present to the Board Advisers' views and recommendations regarding the Fund's ability to meet this goal in the future. If the Board should determine, based upon one or more quarterly periods, that under the circumstances it is not likely that sufficient suitable investments will be available to permit the Fund to meet its goal of investing one-third of its assets in companies with market capitalization of $550 million or less, it may determine to take appropriate remedial action. Any changes will be consistent with the requirements of federal securities laws and the rules adopted thereunder.

Although the Fund's assets will be invested primarily in equity securities of small companies, the Fund may invest up to 35% (measured at the time of purchase) of its total assets in equity securities of larger capitalization companies which Advisers believes have strong growth potential, in relatively well-known, larger companies in mature industries which Advisers believes have the potential for capital appreciation, or in corporate debt securities including bonds, notes and debentures, if the Fund deems the investment to present a favorable investment opportunity consistent with the Fund's objective. The Fund may invest in debt securities which Advisers believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Fund's investment objective of capital growth. The Fund will invest in debt securities rated B or above by Moody's or S&P, or in securities which are unrated if, in Advisers' opinion, the securities are comparable in quality to securities rated B or above by Moody's or S&P. The Fund will not invest more than 5% of its assets in debt securities rated lower than BBB or Baa. Securities rated B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For a description of ratings, please see the appendix in the SAI.


The Fund may also invest in short-term money market instruments for liquidity purposes to meet redemption requirements. Short-term investments that the Fund may hold include U.S. government securities, CDs, high grade commercial paper and repurchase agreements.

The Fund has been designed to provide investors with potentially greater long-term rewards by investing in securities of small companies that may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Small companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earning growth and be financially sound. Selection of small company equity securities for the Fund will be based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself.

FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and types of foreign investments. Investments may be in securities of foreign issuers located in both developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents. Securities that are acquired by the Fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered to be an illiquid asset so long as the Fund reasonably believes it can readily dispose of the security for cash in the U.S. or foreign market, or current market quotations are readily available.


OTHER INVESTMENT POLICIES OF THE FUND

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 20% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of its total asset value to meet redemption requests and for other temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent it is consistent with the Fund's investment objective and certain limitations under federal securities laws, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered part of the financial services industry sector. The Fund does not believe that the limitations imposed under federal securities laws will impede the attainment of its investment objective.


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and the shares of money market funds managed by Advisers which invest primarily in short-term debt securities. These temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

OPTIONS AND FINANCIAL FUTURES. The Fund may write (sell) covered put and call options and buy put and call options on securities and indices that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell futures and options on futures with respect to securities, indices and currencies. Additionally, the Fund may sell futures and options to "close out" futures and options it may have purchased and it may buy futures and options to "close out" futures and options it may have sold. The Fund will not enter into any futures contract or related options (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets (taken at current value). The Fund will not engage in any stock options or stock index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets.

The Fund's option and futures investments may be limited by the requirements of the Code for qualification as a regulated investment company and may reduce the portion of the Fund's dividends that is eligible for the corporate dividends-received deduction. These transactions are also subject to special tax rules that may affect the amount, timing and character of certain distributions to shareholders. Please see "Additional Information on Distributions and Taxes" in the SAI.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options and "cover" assets as subject to the Fund's limitation on illiquid securities. Please see "Illiquid Investments" below.

WARRANTS AND RIGHTS. The Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Fund will not invest more than 2% of its total assets in warrants or rights which are not listed on the New York or American stock exchanges.


REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Fund may also enter into reverse repurchase agreements. These agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting reverse repurchase transactions, cash or high grade liquid debt securities of a dollar amount equal in value to the Fund's obligation under the agreement, including accrued interest, will be maintained in a segregated account with the Fund's custodian bank, and the securities subject to the reverse repurchase agreement will be marked-to-market each day. Although reverse repurchase agreements are borrowings under federal securities laws, the Fund does not treat these arrangements as borrowings under investment restriction 3 in the SAI so long as the segregated account is properly maintained.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. The value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three to four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will automatically convert to either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be similar to those described above in which a Fund may invest, consistent with its objectives and policies.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

The Board has authorized the Fund to invest in restricted securities (securities not registered with the SEC, which might otherwise be considered illiquid) where such investment is consistent with the Fund's investment objective and has authorized these securities to be considered liquid (and thus not subject to the foregoing 10% limitation), to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for these securities. Notwithstanding Advisers determination in this regard, the Board will remain responsible for these determinations and will consider appropriate action, consistent with the Fund's objective and policies, if a security should become illiquid after its purchase. In this regard, if qualified institutional buyers are no longer interested in buying restricted securities previously designated as liquid or if the market for these securities contracts, these securities will be redesignated as illiquid and subject to the 10% limitation. See "How does the Fund Invest its Assets? - Illiquid Securities" in the SAI.


OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.


Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

SMALLER COMPANIES. The Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The Fund may not invest more than 10% of its net assets in securities of issuers with less than three years continuous operation. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in small companies tend to be volatile and are therefore speculative.

Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN SECURITIES. Investing in securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. These risks can be significantly greater for investments in emerging markets. These risks, which may involve possible losses, include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, foreign investment controls on daily stock market movements, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Changes of governmental administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances in dealings between nations or currency convertibility or exchange rates could result in investment losses for the Fund. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. The Fund may also encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies abroad than in the U.S.

OPTIONS AND FINANCIAL FUTURES. The Fund's option and futures investments involve certain risks. These risks include the risk that the effectiveness of an options and futures strategy depends on the degree to which price movements in the underlying index, securities or currencies correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation which would result in a loss on both the securities and the option or future.


Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There may not always be a liquid secondary market for a futures or option contract at a time when the Fund seeks to "close out" its position. If the Fund were unable to "close out" a futures or option position, and if prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund had insufficient cash, it might have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying the futures or option contracts it holds.


Over-the-counter ("OTC") options may not be closed out on an exchange and the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close such an option or futures position. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such option or futures.


Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option. Options, futures and options on futures are generally considered "derivative securities." Derivatives are broadly defined as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, such as stock prices or indices of securities, interest rates, currency exchange rates, or commodity prices. Please see "How does the Fund Invest its Assets? - Options, Futures and Options on Financial Futures" in the SAI for more information on the Fund's investments in options and futures, including the risks associated with these activities.


ENHANCED CONVERTIBLE SECURITIES. An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.


MARKET AND CURRENCY RISK. If there is a general market decline in any country where the Fund is invested, the Fund's share price may also decline. Changes in currency valuations will also affect the value of what the Fund owns, and thus the price of Fund shares. The value of stock markets and currency valuations throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Mr. Jamieson and Mr. Moore since inception and Mr. McCarthy since March 1993.

Edward B. Jamieson
Senior Vice President of Advisers


Mr. Jamieson holds a Master's degree in Accounting and Finance from the University of Chicago Graduate School of Business and a Bachelor of Arts degree from Bucknell University. He has been with the Franklin Templeton Group since 1987. Mr. Jamieson is a member of several securities industry-related committees and associations.


Nicholas Moore
Portfolio Manager of Advisers


Mr. Moore holds a Bachelor of Science degree in Business Administration from Menlo College. He has been with the Franklin Templeton Group since 1989.


Michael McCarthy
Portfolio Manager of Advisers


Mr. McCarthy holds a Bachelor of Arts degree in History from the University of California at Los Angeles. He has been with the Franklin Templeton Group since 1992.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.48% of the average daily net assets of the Fund were paid to Advisers. Total expenses, including fees paid to Advisers, were 0.92% for Class I and 1.69% for Class II.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends which you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether you receive distributions in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if you received them on December 31 of the calendar year in which they are declared.


For corporate shareholders, 5.55% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997 qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Small Cap Growth Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Small Cap Growth Fund Class I and Franklin Small Cap Growth Fund - Class II. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.


                               MINIMUM
                             INVESTMENTS*

To Open Your Account             $100
To Add to Your Account           $ 25


*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.


Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.


For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                 TOTAL SALES CHARGE      AMOUNT PAID
                                 AS A PERCENTAGE OF    TO DEALER AS A
AMOUNT OF PURCHASE              OFFERING   NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                 PRICE     INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
CLASS I
Under $100,000                     4.50%      4.71%        4.00%
$100,000 but less than $250,000    3.75%      3.90%        3.25%
$250,000 but less than $500,000    2.75%      2.83%        2.50%
$500,000 but less than $1,000,000  2.25%      2.30%        2.00%
$1,000,000 or more*                None       None         None

CLASS II
Under $1,000,000*                  1.00%      1.01%        1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


 4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

The Fund's sales charges also do not apply to Class I purchases by:


5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.   Class II purchases - up to 1% of the purchase price.

2.   Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                 - If you do not want the ability to exchange by phone to apply to your account, please let us know.
--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.


While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.


If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Class Z" shares. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.


METHOD     STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL   1. Send us written instructions signed by all account owners.
             If you would like your redemption proceeds wired to a bank account, your instructions should include:

         o The name, address and telephone number of the bank where you want the proceeds sent

         o Your bank account number

         o The Federal Reserve ABA routing number

         o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


           2. Include any outstanding share certificates for the shares you are selling

           3. Provide a signature guarantee if required


           4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------


BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


           Telephone requests will be accepted:


           o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

           o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

           o Unless you are selling shares in a Trust Company retirement plan account

           o Unless the address on your account was changed by phone within the last 15 days

             If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.


Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT     DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 198 for Class I and 298 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                          HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.    (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301   5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040   5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN   5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236) 6:30 a.m. to 2:30 p.m. (Saturday)

Retirement Plan Services 1-800/527-2020   5:30 a.m. to 5:00 p.m.

Institutional Services   1-800/321-8563   6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637   5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system



TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS & APPLICATION
FRANKLIN SMALL CAP GROWTH FUND
INVESTMENT STRATEGY
GROWTH


ADVISOR CLASS

SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Advisor Class shares of the Franklin Small Cap Growth Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund currently offers other classes of shares with different sales charge and expense structures, which affect performance. These classes are described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.


The Fund has a Statement of Additional Information ("SAI") for its Advisor Class, dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN SMALL CAP GROWTH FUND-
ADVISOR CLASS

SEPTEMBER 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ........................................................   2
Financial Highlights ...................................................   3
How does the Fund Invest its Assets? ...................................   4
What are the Fund's Potential Risks? ...................................  11
Who Manages the Fund? ..................................................  14
How does the Fund Measure Performance? .................................  15
How Taxation Affects the Fund and its Shareholders .....................  16
How is the Trust Organized? ............................................  17

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...................................................  18
May I Exchange Shares for Shares of Another Fund? ......................  20
How Do I Sell Shares? ..................................................  22
What Distributions Might I Receive from the Fund? ......................  24
Transaction Procedures and Special Requirements ........................  25
Services to Help You Manage Your Account ...............................  29
What If I Have Questions About My Account? .............................  30

GLOSSARY
Useful Terms and Definitions ...........................................  31



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended March 31, 1997. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge                               None

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                   0.48%
  Rule 12b-1 Fees                                    None
  Other Expenses                                    0.21%
  Total Fund Operating Expenses                     0.69%


C. EXAMPLE


  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

 1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------
   $7     $22     $38      $86

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


PERIOD ENDED APRIL 30                            1997+
------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period       $20.48

Net Investment Income                           .01

Net Realized & Unrealized Gain (Loss) on Securities       (1.52)

Total From Investment Operations               (1.51)

Distributions From Net Investment Income       --

Distributions From Realized Capital Gains      --

Total Distributions                            --

Net Asset Value at End of Period              $18.97
                                             -------

Total Return++                                (7.37)%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)       $18,777

Ratio of Expenses to Average Net Assets         .69%*

Ratio of Net Investment Income (Loss) to Average Net Assets       .30%*

Portfolio Turnover Rate                       55.27%

Average Commission Rate**                       .0499

+For the period January 2, 1997 (effective date) to April 30, 1997.

++Total return measures the change in value of an investment over the period indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.

*Annualized.

**Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization growth companies. Small capitalization growth companies typically are companies with relatively small market capitalization which Advisers believes to be positioned for rapid growth in revenues or earnings and assets, characteristics that may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. In general, companies in which the Fund will invest have a market capitalization of less than $1 billion at the time of the Fund's investment. Market capitalization is defined as the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on the NYSE and American Stock Exchange and in the over-the-counter market.


Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small capitalization growth companies. Equity securities of these companies consist of common stock, preferred stock, warrants for the purchase of common stock and debt securities convertible into or exchangeable for common or preferred stock. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature.


In addition, the Fund seeks to invest at least one-third of its assets in companies with a market capitalization of $550 million or less. There is no assurance, however, that it will always be able to find suitable companies to include in this one-third portion. Advisers will monitor the availability of securities suitable for investment by the Fund and recommend appropriate action to the Board if it appears that the goal of investing one-third of the Fund's assets in companies with market capitalization of $550 million or less may not be attainable under the Fund's current objective and policies. The Board will review the availability of suitable investments quarterly, including Advisers' assessment of the availability of suitable investments. Advisers will also present to the Board Advisers' views and recommendations regarding the Fund's ability to meet this goal in the future. If the Board should determine, based upon one or more quarterly periods, that under the circumstances it is not likely that sufficient suitable investments will be available to permit the Fund to meet its goal of investing one-third of its assets in companies with market capitalization of $550 million or less, it may determine to take appropriate remedial action. Any changes will be consistent with the requirements of federal securities laws and the rules adopted thereunder.

Although the Fund's assets will be invested primarily in equity securities of small companies, the Fund may invest up to 35% (measured at the time of purchase) of its total assets in equity securities of larger capitalization companies which Advisers believes have strong growth potential, in relatively well-known, larger companies in mature industries which Advisers believes have the potential for capital appreciation, or in corporate debt securities including bonds, notes and debentures, if the Fund deems the investment to present a favorable investment opportunity consistent with the Fund's objective. The Fund may invest in debt securities which Advisers believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Fund's investment objective of capital growth. The Fund will invest in debt securities rated B or above by Moody's or S&P, or in securities which are unrated if, in Advisers' opinion, the securities are comparable in quality to securities rated B or above by Moody's or S&P. The Fund will not invest more than 5% of its assets in debt securities rated lower than BBB or Baa. Securities rated B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For a description of ratings, please see the appendix in the SAI.


The Fund may also invest in short-term money market instruments for liquidity purposes to meet redemption requirements. Short-term investments that the Fund may hold include U.S. government securities, CDs, high grade commercial paper and repurchase agreements.

The Fund has been designed to provide investors with potentially greater long-term rewards by investing in securities of small companies that may offer greater potential for capital appreciation since they are often overlooked by investors or undervalued in relation to their earnings power. Small companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earning growth and be financially sound. Selection of small company equity securities for the Fund will be based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself.

FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and types of foreign investments. Investments may be in securities of foreign issuers located in both developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents. Securities that are acquired by the Fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered to be an illiquid asset so long as the Fund reasonably believes it can readily dispose of the security for cash in the U.S. or foreign market, or current market quotations are readily available.


OTHER INVESTMENT POLICIES OF THE FUND

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 20% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of its total asset value to meet redemption requests and for other temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent it is consistent with the Fund's investment objective and certain limitations under federal securities laws, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered part of the financial services industry sector. The Fund does not believe that the limitations imposed under federal securities laws will impede the attainment of its investment objective.


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and the shares of money market funds managed by Advisers which invest primarily in short-term debt securities. These temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

OPTIONS AND FINANCIAL FUTURES. The Fund may write (sell) covered put and call options and buy put and call options on securities and indices that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell futures and options on futures with respect to securities, indices and currencies. Additionally, the Fund may sell futures and options to "close out" futures and options it may have purchased and it may buy futures and options to "close out" futures and options it may have sold. The Fund will not enter into any futures contract or related options (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets (taken at current value). The Fund will not engage in any stock options or stock index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets.

The Fund's option and futures investments may be limited by the requirements of the Code for qualification as a regulated investment company and may reduce the portion of the Fund's dividends that is eligible for the corporate dividends-received deduction. These transactions are also subject to special tax rules that may affect the amount, timing and character of certain distributions to shareholders. Please see "Additional Information on Distributions and Taxes" in the SAI.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options and "cover" assets as subject to the Fund's limitation on illiquid securities. Please see "Illiquid Investments" below.

WARRANTS AND RIGHTS. The Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time. The Fund will not invest more than 2% of its total assets in warrants or rights which are not listed on the New York or American stock exchanges.


REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Fund may also enter into reverse repurchase agreements. These agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting reverse repurchase transactions, cash or high grade liquid debt securities of a dollar amount equal in value to the Fund's obligation under the agreement, including accrued interest, will be maintained in a segregated account with the Fund's custodian bank, and the securities subject to the reverse repurchase agreement will be marked-to-market each day. Although reverse repurchase agreements are borrowings under federal securities laws, the Fund does not treat these arrangements as borrowings under investment restriction 3 in the SAI so long as the segregated account is properly maintained.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. The value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three to four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will automatically convert to either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be similar to those described above in which a Fund may invest, consistent with its objectives and policies.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.


The Board has authorized the Fund to invest in restricted securities (securities not registered with the SEC, which might otherwise be considered illiquid) where such investment is consistent with the Fund's investment objective and has authorized these securities to be considered liquid (and thus not subject to the foregoing 10% limitation), to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for these securities. Notwithstanding Advisers determination in this regard, the Board will remain responsible for these determinations and will consider appropriate action, consistent with the Fund's objective and policies, if a security should become illiquid after its purchase. In this regard, if qualified institutional buyers are no longer interested in buying restricted securities previously designated as liquid or if the market for these securities contracts, these securities will be redesignated as illiquid and subject to the 10% limitation. See "How does the Fund Invest its Assets? - Illiquid Securities" in the SAI.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.



WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

SMALLER COMPANIES. The Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The Fund may not invest more than 10% of its net assets in securities of issuers with less than three years continuous operation. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in small companies tend to be volatile and are therefore speculative.

Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.


FOREIGN SECURITIES. Investing in securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. These risks can be significantly greater for investments in emerging markets. These risks, which may involve possible losses, include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, foreign investment controls on daily stock market movements, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Changes of governmental administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances in dealings between nations or currency convertibility or exchange rates could result in investment losses for the Fund. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. The Fund may also encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies abroad than in the U.S.

OPTIONS AND FINANCIAL FUTURES. The Fund's option and futures investments involve certain risks. These risks include the risk that the effectiveness of an options and futures strategy depends on the degree to which price movements in the underlying index, securities or currencies correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation which would result in a loss on both the securities and the option or future.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There may not always be a liquid secondary market for a futures or option contract at a time when the Fund seeks to "close out" its position. If the Fund were unable to "close out" a futures or option position, and if prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund had insufficient cash, it might have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the stocks underlying futures or option contracts it holds.

Over-the-counter ("OTC") options may not be closed out on an exchange and the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close such an option or futures position. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such option or futures.


Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option. Options, futures and options on futures are generally considered "derivative securities." Derivatives are broadly defined as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, such as stock prices or indices of securities, interest rates, currency exchange rates, or commodity prices. Please see "How does the Fund Invest its Assets? - Options, Futures and Options on Financial Futures" and "What are the Fund's Potential Risks?" in the SAI for more information on the Fund's investments in options and futures, including the risks associated with these activities.


ENHANCED CONVERTIBLE SECURITIES. An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.


MARKET AND CURRENCY RISK. If there is a general market decline in any country where the Fund is invested, the Fund's share price may also decline. Changes in currency valuations will also affect the value of what the Fund owns, and thus the price of Fund shares. The value of stock markets and currency valuations throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Mr. Jamieson and Mr. Moore since inception, and Mr. McCarthy since March 1993.


Edward B. Jamieson
Senior Vice President of Advisers


Mr. Jamieson holds a Master's degree in Accounting and Finance from the University of Chicago Graduate School of Business and a Bachelor of Arts degree from Bucknell University. He has been with the Franklin Templeton Group since 1987. Mr. Jamieson is a member of several securities industry-related committees and associations.


Nicholas Moore
Portfolio Manager of Advisers


Mr. Moore holds a Bachelor of Science degree in Business Administration from Menlo College. He has been with the Franklin Templeton Group since 1989.


Michael McCarthy
Portfolio Manager of Advisers


Mr. McCarthy holds a Bachelor of Arts degree in History from the University of California at Los Angeles. He has been with the Franklin Templeton Group since 1992.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.48% of the average daily net assets of the Fund were paid to Advisers. Total expenses of the class, including fees paid to Advisers, were 0.69%.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Advisor Class of the Fund advertises its performance. A commonly used measure of performance is total return.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether you receive distributions in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if you received them on December 31 of the calendar year in which they are declared.

For corporate shareholders, 5.55% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997 qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?


The Fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Small Cap Growth Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Small Cap Growth Fund - Class I and Franklin Small Cap Growth Fund - Class II. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of the Fund may be purchased without a sales charge. To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.


                                     MINIMUM
                                  INVESTMENTS*
To Open Your Account                $5,000,000
To Add to Your Account              $       25


*We waive or lower these minimums for certain investors listed below. We may also refuse any order to buy shares.

To determine if you meet the minimum investment requirement, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The Fund's minimum initial investment requirement will not apply to purchases by:


1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

4.   Accounts managed by the Franklin Templeton Group

5.   The Franklin Templeton Profit Sharing 401(k) Plan

6. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

7. Employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, and that
     (i) are sponsored by an employer with at least 5,000 employees, or (ii) have plan assets of $50 million or more

8. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion

9. Defined benefit plans or governments, municipalities, and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Advisor Class shares

10. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:

o Was formed at least six months ago

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.


METHOD      STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL     1. Send us written instructions signed by all account owners


            2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE    Call Shareholder Services

             If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o    Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you may exchange the Advisor Class shares you own for Class I shares of those funds or of Templeton Institutional Funds, Inc. at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

Method      Steps to Follow
--------------------------------------------------------------------------------


BY MAIL    1. Send us written instructions signed by all account
              owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

            o The name, address and telephone number of the bank where you want the proceeds sent

            o Your bank account number

            o The Federal Reserve ABA routing number

            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


          2. Include any outstanding share certificates for the shares you are selling

          3. Provide a signature guarantee if required


          4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


            Telephone requests will be accepted:


          o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

          o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

          o Unless you are selling shares in a Trust Company retirement plan accountMethod Steps to Follow

--------------------------------------------------------------------------------
BY PHONE (CONT.)

          o Unless the address on your account was changed by phone within the last 15 days

               If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.

Capital gains, if any, may be distributed annually, usually in December.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.


WRITTEN INSTRUCTIONS


Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:


o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and


o A telephone number where we may reach you during the day, or in the evening if preferred.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS


You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

CORPORATION       Corporate ResolutionPartnership

                  1. The pages from the partnership agreement that identify the general partners, or

                  2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST             1. The pages from the trust document that identify the
                     trustees, or

                  2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER

The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply if you fall within categories 4, 5, 6 or 7 under "How Do I Buy Shares? - Opening Your Account."


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                            Hours of Operation (Pacific time)
DEPARTMENT NAME           TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
Shareholder Services      1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services           1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)  6:30 a.m. to 2:30 p.m.(Saturday)
Retirement Plan Services  1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.


U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

PROSPECTUS & APPLICATION
FRANKLIN GLOBAL HEALTH CARE FUND
INVESTMENT STRATEGY
GLOBAL GROWTH


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES

This prospectus describes the Franklin Global Health Care Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN GLOBAL HEALTH CARE FUND


September 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ....................................................   2
Financial Highlights ...............................................   3
How does the Fund Invest its Assets? ...............................   5
What are the Fund's Potential Risks? ...............................   9
Who Manages the Fund? ..............................................  12
How does the Fund Measure Performance? .............................  14
How Taxation Affects the Fund and its Shareholders .................  15
How is the Trust Organized? ........................................  16

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...............................................  16
May I Exchange Shares for Shares of Another Fund? ..................  23
How Do I Sell Shares? ..............................................  26
What Distributions Might I Receive from the Fund? ..................  29
Transaction Procedures and Special Requirements ....................  30
Services to Help You Manage Your Account ...........................  34
What If I Have Questions About My Account? .........................  37

GLOSSARY
Useful Terms and Definitions .......................................  37



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN



ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended April 30, 1997. The Class II expenses are annualized. The Fund's actual expenses may vary.

                                          CLASS I  CLASS II

A. Shareholder Transaction Expenses+
  Maximum Sales Charge
 (as a percentage of Offering Price)        4.50%   1.99%
  Paid at time of purchase                  4.50%++ 1.00%+++
  Paid at redemption++++                    None    0.99%

B. Annual Fund Operating Expenses (as a percentage of average net assets)

  Management Fees                           0.58%   0.58%
  Rule 12b-1 Fees                           0.22%*  1.00%*
  Other Expenses                            0.34%   0.34%
  Total Fund Operating Expenses             1.14%   1.92%

C.    Example

  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                      1 YEAR     3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------

  CLASS I              $56**       $80       $105      $177
  CLASS II              $49        $79       $122      $240

  For the same Class II investment, you would pay projected expenses of $39 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.
+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."
++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*These fees may not exceed 0.25% for Class I. The Rule 12b-1 fees for Class II are annualized. The actual Rule 12b-1 fees for Class II for the period ended April 30, 1997 were 0.67%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
**Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

CLASS I

YEAR ENDED APRIL 30                        1997           1996           1995        1994         1993           19921
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period      $19.34       $11.45        $10.43       $8.88         $8.84         $10.00
Net Investment Income (Loss)                  (.06)         .11           .08         .07           .09            .02
Net Realized & Unrealized Gain
(Loss) on Securities                         (2.753)        8.955       1.560        1.856          .037         (1.180)
Total From Investment Operations             (2.813)       9.065         1.640       1.926          .127         (1.160)
Distributions From Net Investment Income      (.037)       (.124)        (.061)      (.078)        (.087)         -
Distributions From Realized Capital Gains     (.380)      (1.051)        (.559)      (.298)        -              -
Total Distributions                           (.417)      (1.175)        (.620)      (.376)        (.087)         -
RATIOS/SUPPLEMENTAL DATA
Net Asset Value at End of Period            $16.11       $19.34        $11.45      $10.43         $8.88          $8.84
Total Return*                               (14.71)%      82.78%        16.33%      21.93%         1.41%        (55.14)%**
Net Assets at End of Period (in 000's) $150,653     $108,914       $12,906      $5,795        $3,422         $1,368
Ratio of Expenses to Average Net Assets       1.14%         .73%***       .25%***     .10%***      -              -
Ratio of Net Investment Income (Loss)
to Average Net Assets                         (.39)%        .50%          .80%        .68%         1.13%          1.68%**
Portfolio Turnover Rate                      73.17%       54.78%        93.79%     110.82%        62. 74%        41.01%
Average Commission Rate+                       .0368        .0709        -           -             -              -

CLASS II

PERIOD ENDED APRIL 30                     19972
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period   $17.37
Net Investment Income (Loss)               (.07)
Net Realized & Unrealized Gain
 (Loss) on Securities                     (.850)
Total From Investment Operations          (.920)
Distributions From Net Investment Income   -
Distributions From Realized Capital Gains  (.380)
Total Distributions                        (.380)
Net Asset Value at End of Period         $16.07
Total Return*                             (5.47)%
RATIOS/SUPPLEMENTAL DATA
Net Assets at End of Period (in 000's) $10,099
Ratio of Expenses to Average Net Assets    1.92%**
Ratio of Net Investment Income (Loss)
 to Average Net Assets                    (1.29)%**
Portfolio Turnover Rate                   73.17%
Average Commission Rate+                    .0368

1For the period February 14, 1992 (effective date) to April 30, 1992.
2For the period September 3, 1996 (effective date) to April 30, 1997.
*Total return measures the change in value of an investment over the periods indicated. It is not annualized except where indicated. It does not include the maximum front-end sales charge or Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains at Net Asset Value.
**Annualized.
***During the periods indicated, Advisers agreed in advance to waive a portion or all of its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of operating expenses to average net assets would have been as follows:


               RATIO OF EXPENSES
             TO AVERAGE NET ASSETS
19921                1.62%**
1993                 2.16
1994                 1.74
1995                 1.37
1996                 1.16

+Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek capital appreciation by investing primarily in the equity securities of health care companies located throughout the world. The Fund will seek to invest in companies that have, in the opinion of Advisers, the potential for above average growth in revenues and/or earnings.

The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

HEALTH CARE COMPANIES. The Fund will invest at least 70% of its total assets in the equity securities of health care companies. A "health care" company is one that derives at least 50% of its earnings or revenues from health care activities, or has devoted at least 50% of its assets to such activities, based upon the company's most recently reported fiscal year. Health care activities include research, development, production or distribution of products and services in industries such as pharmaceutical, biotechnology, health care facilities, medical supplies, medical technology, managed care companies, health care related information systems and personal health care products.


Equity  securities  consist  of common  stocks,  preferred  stocks,  convertible
preferred  stocks,   securities  convertible  into  common  stocks,  rights  and warrants. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature.


FOREIGN SECURITIES. The Fund will mix its investments globally by investing 70% of its assets in securities of issuers in at least three different countries. The Fund, however, will not invest more than 40% of its net assets in any one country (other than the U.S.). Advisers believes that by investing globally, the Fund can reduce currency, political and economic risks associated with investing in a single country. Global investing does entail certain risks, however, which are discussed under "What are the Fund's Potential Risks?" The Fund expects from time to time that a significant portion of its investments will be in securities of domestic issuers.

Many major developments in health care come from companies based abroad. Thus, in the opinion of Advisers, a portfolio of only U.S. based health care companies is not sufficiently diversified to participate in global developments and discoveries in the field of health care. Advisers believes that health care is becoming an increasingly globalized industry and that many important investment opportunities exist abroad. Therefore, Advisers believes that a portfolio of global securities may provide a greater potential for investment participation in present and future opportunities that may present themselves in the health care related industries. Advisers also believes that the U.S. health care industry may be subject to increasing regulation and government control, thus a global portfolio may reduce the risk of a single government's actions on the portfolio. The Fund concentrates its investments in a limited group of related industries and is not intended to be a complete investment program.


As a global fund, the Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit. Investments will not be made in securities of foreign issuers issued without stock certificates or comparable evidence of ownership. Securities which are acquired by the Fund outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be an illiquid asset so long as the Fund acquires and holds the security with the intention of reselling the security in the foreign trading market, the Fund reasonably believes it can readily dispose of the security for cash at approximately the amount at which the Fund has valued the security in the U.S. or foreign market, and current market quotations are readily available.


DEPOSITARY RECEIPTS. The Fund may buy sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global
Depositary Receipts ("GDRs"). ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

SMALL COMPANIES. The Fund may invest a substantial portion of its assets in smaller capitalization companies (in general, companies with a market capitalization of less than $1 billion at the time of the Fund's investment). To the extent the Fund invests in these securities, it may place greater emphasis upon investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. Please see "What are the Fund's Potential Risks? - Small Companies."

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Though the Fund intends to invest in liquid convertible securities there can be no assurance that this will always be achieved. For more information on convertible securities, including liquidity issues, please see the SAI.

DEBT SECURITIES. The Fund may also invest up to 30% of its assets in domestic and foreign debt securities, consisting of bonds, notes and debentures as well as debt securities convertible into equity securities. These securities may be issued by any type of issuer, such as foreign and domestic corporations and foreign and domestic governments and their political subdivisions. The Fund may seek capital appreciation through changes in relative foreign currency exchange rates or improvement in the creditworthiness of the issuer related to investments in debt securities. The receipt of income from debt securities is incidental to the Fund's investment objective of capital appreciation. The Fund will invest in debt securities rated B or above by Moody's or S&P, two nationally recognized statistical ratings agencies, or in unrated securities of comparable quality. Securities rated B are considered to be below investment grade and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. It is the Fund's current intention to invest less than 5% in debt securities considered to be below investment grade. For a description of these ratings, please see the SAI.


When Advisers believes that no attractive investment opportunities exist, the Fund may maintain a significant portion of its assets in cash.


OTHER INVESTMENT POLICIES OF THE FUND

SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases of Fund shares and sales of portfolio securities, temporarily in short-term debt instruments. These include high grade commercial paper, repurchase agreements and other money market equivalents, as well as the shares of money market funds with the same investment advisor as the Fund, and that invest primarily in short-term debt securities. Temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes, if or when Advisers anticipates a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

FORWARD CURRENCY EXCHANGE CONTRACTS, FUTURES CONTRACTS AND OPTIONS. The Fund may seek to protect capital through the use of forward currency exchange contracts, options and futures contracts. The Fund may buy foreign currency futures contracts and options if not more than 5% of the Fund's assets are then invested as initial or variation margin deposits on contracts or options. The Fund may buy and sell forward currency contracts in order to hedge against changes in the level of future currency rates. Foreign currency contracts are an agreement to buy or sell a specific currency at a future date at a price set in the contract. Options, futures and options on futures are generally considered "derivative securities."

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

THE FUND MAY ALSO ENTER INTO REVERSE REPURCHASE AGREEMENTS. These transactions involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Cash or high grade liquid debt securities of a dollar amount equal in value to the Fund's obligation under the agreement, including accrued interest, will be maintained in a segregated account with the Fund's custodian bank, and the securities subject to the reverse repurchase agreement will be marked-to-market each day. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its fundamental investment restriction against borrowing so long as the segregated account is properly maintained.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of its total asset value to meet redemption requests and for other temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.


FOREIGN RISK. Foreign securities involve certain risks that you should consider carefully. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The markets on which foreign securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in foreign securities.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions, these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligation, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuer of the security.


The operating expense ratio of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities because of the additional expenses of the Fund, such as custodial costs, valuation costs and communication costs. The Fund's expenses, however, are expected to be similar to expenses of other investment companies investing in a mix of U.S. securities and securities of one or more foreign countries.


Investments of the Fund may be denominated in foreign currencies. Changes in the relative values of these foreign currencies and the U.S. dollar, therefore, will affect the value of investments in the Fund. The Fund, however, may utilize forward currency contracts to attempt to minimize these changes. By entering into forward currency contracts, the Fund is able to protect against a loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency occurring between the trade and settlement dates of a securities transaction. Forward contracts, however, also tend to limit the potential gains that might result from a positive change in currency relationships.

While the Fund may invest in foreign securities, it is generally not its intention to invest in foreign equity securities of an issuer that meets the definition in the Code of a passive foreign investment company ("PFIC"). However, to the extent that the Fund invests in these securities the Fund may be subject to both an income tax and an additional tax in the form of an interest charge with respect to its investment. To the extent possible, the Fund will avoid the taxes by not investing in PFIC securities or by adopting other tax strategies for any PFIC securities it does buy. Please see the SAI for more information.


SMALL COMPANIES RISK. The Fund may invest in companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.

Historically, small capitalization stocks have been more volatile than larger capitalization stocks and are therefore more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests primarily in larger capitalization stocks.

NON-DIVERSIFICATION RISK. The Fund is non-diversified under the federal securities laws. As a non-diversified Fund, there is no restriction under the 1940 Act on the percentage of the Fund's assets that may be invested at any time in the securities of any one issuer. However, the Fund intends to comply with the diversification and other requirements of the Code applicable to "regulated investment companies" so that it will not be subject to U.S. federal income tax on income and capital gains. Accordingly, the Fund will not buy securities if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer or, with respect to 50% of its total assets, more than 5% of such assets would be invested in the securities of a single issuer. Because the Fund is non-diversified and concentrates its investments in a limited group of related industries, the value of the Fund's shares may fluctuate more widely, and the Fund may present greater risk than other investments.


INDUSTRY RISK. Unlike more widely diversified mutual funds, the Fund is subject to industry risk. Industry risk is the possibility that a particular group of related stocks will decline in price. The activities of health care companies may be funded or subsidized by federal and state governments. Consequently, discontinuance of government subsidies could adversely affect the profitability of these companies. Stocks held by the Fund will be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, the risk of a reform of the health care system through legislation. Health care companies may face lawsuits related to product liability issues. Also, many products and services provided by health care companies are subject to rapid obsolescence. The value of an investment in the Fund may fluctuate significantly over relatively short periods of time.


INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price, to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Kurt von Emster and Rupert H. Johnson, Jr. since the Fund's inception in 1992, and Evan McCulloch since 1994.


Kurt von Emster
Portfolio Manager of Advisers


Mr. von Emster is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. He has been with the Franklin Templeton Group since 1989.

Rupert H. Johnson, Jr.
President of Advisers

Mr. Johnson is a graduate of Washington and Lee University. He has been with the Franklin Templeton Group since 1965 and prior thereto was an officer in the U.S. Marine Corps. Mr. Johnson is a member of several securities industry-related associations.

Evan McCulloch
Portfolio Manager of Advisers

Mr. McCulloch holds a Bachelor of Science degree in Economics from the University of California at Berkeley. He has been with the Franklin Templeton Group since 1992. He is a member of the Association for Investment Management and Research.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees totaling 0.58% of the average daily net assets of the Fund were paid to Advisers. Total expenses, including fees paid to Advisers, were 1.14% for Class I and 1.92% for Class II.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.


If you are a corporate investor, 6.43% of the ordinary income dividends (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of its dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not a U.S. person for U.S. federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 22, 1991, and is registered with the SEC. The Fund offers two classes of shares: Franklin Global Health Care Fund Class I and Franklin Global Health Care Fund - Class II. All shares outstanding before the offering of Class II shares are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

THE TRUST HAS NONCUMULATIVE VOTING RIGHTS. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


THE TRUST DOES NOT INTEND TO HOLD ANNUAL SHAREHOLDER MEETINGS. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.

                             MINIMUM
                           INVESTMENTS*
To Open Your Account          $100
To Add to Your Account        $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.


Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.


For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                         TOTAL SALES CHARGE      AMOUNT PAID
                                         AS A PERCENTAGE OF    TO DEALER AS A
AMOUNT OF PURCHASE                       OFFERING NET AMOUNT    PERCENTAGE OF
AT OFFERING PRICE                          PRICE   INVESTED    OFFERING PRICE
-----------------------------------------------------------------------------
CLASS I
Under $100,000                             4.50%     4.71%       4.00%
$100,000 but less than $250,000            3.75%     3.90%       3.25%
$250,000 but less than $500,000            2.75%     2.83%       2.50%
$500,000 but less than $1,000,000          2.25%     2.30%       2.00%
$1,000,000 or more*                        None      None        None

CLASS II
Under $1,000,000*                          1.00%     1.01%       1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS


     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
  publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
  Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


 4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


The Fund's sales charges also do not apply to Class I purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6. Group annuity separate accounts offered to retirement plans

7.  Chilean  retirement  plans  that  meet  the  requirements   described  under
"Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9.  Broker-dealers,   registered  investment  advisors  or  certified  financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.   Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 1% of the amount   invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

WE OFFER A WIDE VARIETY OF FUNDS. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD        STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL       1. Send us written instructions signed by all account owners


              2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE      Call Shareholder Services or TeleFACTS(R)


                 If you do not want the ability to exchange by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
--------------------------------------------------------------------------------
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.


While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.


If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.


METHOD     STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL   1. Send us written instructions signed by all account owners.
             If you would like your redemption proceeds wired to a bank account, your instructions should include:

           o The name, address and telephone number of the bank where you want the proceeds sent

           o Your bank account number

           o The Federal Reserve ABA routing number

           o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

           2. Include any outstanding share certificates for the shares you are selling

           3. Provide a signature guarantee if required


           4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------
BY PHONE  Call  Shareholder  Services.


          If you would like your  redemption
          proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


           Telephone requests will be accepted:

           o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

           o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund


           o Unless you are selling shares in a Trust Company retirement plan account

           o Unless the address on your account was changed by phone within the last 15 days

             If you do not want the ability to redeem by phone to apply to your account, please let us know.


--------------------------------------------------------------------------------
THROUGH
YOUR DEALER Call your investment representative
--------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.

Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. Receive distributions in cash - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

WHEN YOU BUY SHARES, YOU PAY THE OFFERING PRICE. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The Fund's name,


o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT  DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code number is 199 for Class I and 299 for Class II.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.



                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME             TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                            (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services    1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.



Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



PROSPECTUS & APPLICATION
FRANKLIN NATURAL RESOURCES FUND
INVESTMENT STRATEGY


GROWTH & INCOME

SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES


This prospectus describes Class I shares of the Franklin Natural Resources Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Class I shares, dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN NATURAL RESOURCES FUND


SEPTERMBER 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary .......................................................   2
Financial Highlights ..................................................   3
How does the Fund Invest its Assets? ..................................   4
What are the Fund's Potential Risks? ..................................   9
Who Manages the Fund? .................................................  12
How does the Fund Measure Performance? ................................  14
How Taxation Affects the Fund and its Shareholders ....................  14
How is the Trust Organized? ...........................................  15

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ..................................................  16
May I Exchange Shares for Shares of Another Fund? .....................  21
How Do I Sell Shares? .................................................  23
What Distributions Might I Receive from the Fund? .....................  27
Transaction Procedures and Special Requirements .......................  28
Services to Help You Manage Your Account ..............................  32
What If I Have Questions About My Account? ............................  35

GLOSSARY
Useful Terms and Definitions ..........................................  35



777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN



ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge Imposed on Purchases
  (as a percentage of Offering Price)               4.50%++
  Deferred Sales Charge                              None+++
  Exchange Fee (per transaction)                   $5.00*

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                   0.60%**
  Rule 12b-1 Fees                                   0.29%***
  Other Expenses                                    0.38%
                                                    -----
  Total Fund Operating Expenses                     1.27%**
                                                    =======

C. EXAMPLE

  Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

   1 YEAR     3 YEARS   5 YEARS  10 YEARS
-----------------------------------------
  $57****         $83      $112       $191


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.


+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Advisers had agreed in advance to limit its management fees to reduce the Fund's expenses. With this reduction, management fees were 0.28% and total Fund operating expenses were 0.95%.


***These fees may not exceed 0.35%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

****Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


YEAR ENDED APRIL 30                                           1997       1996+
------------------------------------------------------------------------------

Per Share Operating Performance

NET ASSET VALUE AT BEGINNING OF PERIOD                      $13.14     $10.00
-----------------------------------------------------------------------------

Net Investment Income                                          .09        .08

Net Realized & Unrealized Gain
(Loss) on Securities                                         1.254      3.217

TOTAL FROM INVESTMENT OPERATIONS                             1.344      3.297
-----------------------------------------------------------------------------

Distributions From Net Investment Income                     (.092)     (.063)

Distributions From Capital Gains                             (.322)     (.094)

Total Distributions                                          (.414)     (.157)

NET ASSET VALUE AT END OF PERIOD                           $14.07     $13.14
-----------------------------------------------------------------------------

Total Return*                                               10.23%     33.36%

Ratios/Supplemental Data

Net Assets at End of Period (in 000's)                     $45,386     $9,909

Ratio of Expenses to Average Net Assets**                     .98%       .99%++

Ratio of Net Investment Income
to Average Net Assets                                         .72%      1.16%++

Portfolio Turnover Rate                                     46.31%     59.04%

Average Commission Rate***                                    .0331      .0517


+For the period June 5, 1995 (effective date) to April 30, 1996.

++Annualized.

*Total return measures the change in value of an investment over the period indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge and assumes reinvestment of dividends and capital gains at Net Asset Value.

**During the periods indicated, Advisers agreed in advance to waive a portion or all of its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of operating expenses to average net assets would have been 1.27% for 1997 and 1.77% for 1996.

***Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.

HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to provide high total return. The Fund's total return consists of both capital appreciation and current dividend and interest income. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


The Fund seeks to achieve its objective by investing at least 65% of its total assets in securities issued by companies which own, produce, refine, process and market natural resources, as well as those that provide support services for natural resources companies (i.e., those that develop technologies or provide services or supplies directly related to the production of natural resources). These companies are concentrated in the natural resources sector that includes, but is not limited to, the following industries: Integrated oil; oil and gas exploration and production; gold and precious metals; steel and iron ore production; aluminum production; forest products; farming products; paper products; chemicals; building materials; energy services and technology; and environmental services.

The Fund at all times, except during temporary defensive periods, seeks to maintain at least 65% of its total assets invested in securities issued by companies in the natural resources sector. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. government securities, high quality money market securities, including repurchase agreements, or cash in such proportions as Advisers believes prevailing market or economic conditions warrant.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund invests in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The mixture of common stocks, debt securities and preferred stocks varies based upon Advisers' assessment as to whether investments in each category will contribute to meeting the Fund's investment objective.


The Fund may invest, without limit, in investment grade fixed-income securities. Investment grade securities are securities rated in one of the four highest rating categories of a nationally recognized rating service, such as Moody's or S&P, and also include unrated securities that are comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for S&P. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by S&P or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by Advisers.

The Fund may also invest up to 15% of its total assets at the time of purchase in lower rated fixed-income securities (those rated BB or lower by S&P or Ba or lower by Moody's) and unrated securities of comparable quality (commonly known as "junk bonds.") The Fund will not acquire securities rated lower than B by Moody's or S&P. Lower rated securities are considered by S&P and Moody's, on balance, to be predominantly speculative with respect to the issuer's capacity to pay principal or interest, as the case may be, in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories.

If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see the "Appendix - Description of Ratings" in the SAI.

The Fund may invest up to 35% of its assets in securities of issuers that are outside the natural resources sector. These investments will include common stocks, debt securities or preferred stocks, and real estate investment trusts ("REITS") and will be selected to meet the Fund's investment objective of providing high total return. These securities may be issued by either U.S. or non-U.S. companies, governments, or governmental instrumentalities. Some of these issuers may be in industries related to the natural resources sector and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to the risks discussed under "What are the Fund's Potential Risks?"

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury bills, notes and bonds, as well as certain agency securities and mortgage-backed securities issued by the Government National Mortgage Association (GNMA), may carry guarantees which are backed by the "full faith and credit" of the U.S. government. The guarantee extends only to the payment of interest and principal due on the securities and does not provide any protection from fluctuations in either the securities' yield or value or to the yield or value of the Fund's shares. Other investments in agency securities are not necessarily backed by the "full faith and credit" of the U.S. government. These include securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Farm Credit Bank.

The Fund may invest in debt securities issued or guaranteed by foreign governments. These securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments discussed under "What are the Fund's Potential Risks?" The foreign government securities in which the Fund intends to invest generally will include obligations issued by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the 12-member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities also include mortgage-related securities issued or guaranteed by national or local governmental instrumentalities, including quasi-governmental agencies.


WHERE THE FUND MAY INVEST

The Fund may invest in the securities of issuers both within and outside the U.S., including emerging market countries.


The Fund may buy foreign securities that are traded in the U.S. or in foreign markets or buy sponsored or unsponsored American Depositary Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, which are issued in registered form, are designed for use in the U.S. securities markets. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available to the investing public than with sponsored ADRs. Advisers will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit the Fund's exposure to the market risk associated with such investments. For purposes of the Fund's investment policies, investments in ADRs will be deemed to be investments in the equity securities of the foreign issuers into which they may be converted.


Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 50% or more of its total assets invested in foreign securities.

OTHER INVESTMENT POLICIES OF THE FUND


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and, pursuant to an exemption from federal securities law, the shares of affiliated money market funds, which invest primarily in short-term debt securities. To the extent the Fund invests in affiliated money market funds, such as the Franklin Money Fund, Advisers has agreed to waive its management fee on any portion of the Fund's assets invested in the affiliated fund. Temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Fund may also enter into reverse repurchase agreements. These agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. When engaging in reverse repurchase transactions the Fund maintains cash or high grade liquid debt securities of a dollar amount equal in value to its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement are marked-to-market each day. Although reverse repurchase agreements are borrowings under federal securities laws, the Fund does not treat these arrangements as borrowings under investment restriction number two in the SAI, so long as the segregated account is properly maintained.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 33% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow money from banks in an amount up to 33% of its total asset value (computed at the time the loan is made) for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities as long as the investments are consistent with the Fund's investment objective. The Board also considers these securities liquid to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities. Notwithstanding Advisers' determination, the Board is ultimately responsible for determining a security's liquidity and will consider appropriate action, consistent with the Fund's objective and policies, if a security becomes illiquid after its purchase. If the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

OTHER POLICIES AND RESTRICTIONS. As discussed more fully in the SAI, the Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis and from time to time enter into standby commitment agreements.

The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended to present a complete investment program.


NON-DIVERSIFICATION RISK. Although Advisers usually invests the Fund's assets in a substantial number of issuers, the Fund is non-diversified under federal securities law. This generally means that the Fund may invest more than 5% of its assets in the securities of a single issuer. Consequently, changes in the financial condition of a single issuer may have a greater effect on the Fund's share value than these changes would have on the performance of other mutual funds, particularly those that invest in a broad range of issuers, sectors and industries.

THE NATURAL RESOURCES SECTOR. There are several risk factors that need to be assessed before investing in the natural resources sector. Some of the commodities in these industries are subject to limited pricing flexibility as a result of similar supply and demand factors. Others are subject to broad price fluctuations, reflecting the volatility of certain raw materials' prices and the instability of supplies of other resources. These factors can effect the overall profitability of an individual company operating within the natural resources sector. While Advisers strives to diversify among the industries within the natural resources sector to minimize this volatility, there will be occasions where the value of an individual company's securities will prove more volatile than the broader market. In addition, many of these companies operate in areas of the world where they are subject to unstable political environments, currency fluctuations and inflationary pressures.

FOREIGN SECURITIES. Foreign securities involve certain risks that you should consider carefully. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The markets on which foreign securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.


In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions, these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of the securities.


Investments of the Fund may be denominated in foreign currencies. If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. These changes will also affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income on foreign securities in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

The Fund may choose to hedge exposure to currency fluctuations by entering into forward foreign currency exchange contracts, and buying and selling options, futures contracts and options on futures contracts related to foreign currencies. The Fund may use forward currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Advisers may employ other currency management strategies to hedge portfolio securities or to shift investment exposure from one currency to another. Some of these strategies will require the Fund to set aside liquid assets in a segregated custodial account to cover its obligations. Options, futures and options on futures and forward contracts are generally considered "derivative securities." See "Currency Hedging Transactions and Associated Risks" in the SAI.

The operating expense ratio of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities because of the additional expenses of the Fund attributable to its foreign investment activity. These expenses may include custodial costs, valuation costs and communication costs. The Fund's expenses, however, are expected to be similar to expenses of other investment companies investing in a mix of U.S. securities and securities of one or more foreign countries.


Investing in emerging market countries subjects the Fund to heightened foreign securities investment risks as discussed in this section.


HIGH YIELD SECURITIES. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities. Please see the SAI for additional information on the risks associated with high yeild, fixed-income securities.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price, to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Suzanne Willoughby Killea since inception and Edward D. Perks since October 1996.


Suzanne Willoughby Killea
Portfolio Manager of Advisers


Ms. Killea holds a Master of Business Administration degree from Stanford University and a Bachelor of Arts degree from Princeton University. She has been with the Franklin Templeton Group since earning her MBA degree in 1991. She is a member of several securities industry-related associations.

Edward D. Perks
Portfolio Manager of Advisers

Mr. Perks holds a Bachelor of Arts degree in Economics and Political Science from Yale University. Mr. Perks joined the Franklin Templeton Group in October 1992.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees, before any advance waiver, totaled 0.60% and operating expenses, before any advance waiver, totaled 1.27% of the average net assets of the Fund. Under an agreement by Advisers to waive its fees, the Fund paid management fees totaling 0.28% and operating expenses totaling 0.95%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" for its Class I shares under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.35% per year of Class I's average daily net assets. Of this amount, the Fund may reimburse up to 0.25% to Distributors or others and may reimburse an additional 0.10% to Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

The Fund also offers another share class and, from time to time, will advertise its performance in a manner described in the prospectus for that class.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

Foreign securities that meet the definition in the Code of a Passive Foreign Investment Company ("PFIC") may subject the Fund to an income tax and interest charge with respect to such investments. To the extent possible, the Fund will avoid such treatment by not investing in PFIC securities or by adopting other tax strategies for any PFIC securities it does purchase.


For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.


For corporate shareholders, 14.25% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Natural Resources Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Natural Resources Fund - Class I. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.


                              MINIMUM
                            INVESTMENTS
To Open Your Account           $100
To Add to Your Account         $ 25


*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

SALES CHARGE REDUCTIONS AND WAIVERS

     If you qualify to buy shares under one of the sales charge reduction or waiver categories described below, please include a written statement with each purchase order explaining which privilege applies. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.


                                   TOTAL SALES CHARGE     AMOUNT PAID
                                   AS A PERCENTAGE OF   TO DEALER AS A
--------------------------------------------------------------------------------
AMOUNT OF PURCHASE                OFFERING  NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                   PRICE    INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Under $100,000                      4.50%      4.71%         4.00%
$100,000 but less than $250,000     3.75%      3.90%         3.25%
$250,000 but less than $500,000     2.75%      2.83%         2.50%
$500,000 but less than $1,000,000   2.25%      2.30%         2.00%
$1,000,000 or more*                 None       None          None

*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) the distributions may be from either Class I or Class II shares of a fund.


The Fund's sales charges do not apply if you are buying shares with money from the following sources:


 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


 4. Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.




The Fund's sales charges also do not apply to purchases by:

5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.   Purchases of $1 million or more - up to 1% of the amount invested.

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

4.   Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL          1. Send us written instructions signed by all account owners

                 2. Include any outstanding share certificates for the shares you want to exchange

--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                  If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative

--------------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Class Z" shares. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may exchange their Class Z shares for shares of the Fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL           1. Send us written instructions signed by all account
                     owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                   o The name, address and telephone number of the bank where you want the proceeds sent

                   o Your bank account number

                   o The Federal Reserve ABA routing number

                   o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                 2. Include any outstanding share certificates for the shares you are selling

                 3. Provide a signature guarantee if required

                 4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                 Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless you are selling shares in a Trust Company retirement plan account

METHOD            STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY PHONE (cont.) o Unless the address on your account was changed by phone within the last 15 days

                  If you do not want the ability to redeem by phone to apply to your account, please let us know.
--------------------------------------------------------------------------------

THROUGH
YOUR DEALER      Call your investment representative

--------------------------------------------------------------------------------
We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE


If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month. Capital gains, if any, may be distributed annually, usually in December.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Class I, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,


o The class of shares,


o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


TYPE OF ACCOUNT     DOCUMENTS REQUIRED


--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION


You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS


You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 203.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Certain funds in the Franklin Templeton Funds also offer a share class designated "Class II."


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system



TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS & APPLICATION
FRANKLIN NATURAL RESOURCES FUND
INVESTMENT STRATEGY


GROWTH & INCOME


ADVISOR CLASS


SEPTEMBER 1, 1997


FRANKLIN STRATEGIC SERIES


This prospectus describes the Advisor Class shares of the Franklin Natural Resources Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Advisor Class, dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN NATURAL RESOURCES FUND - ADVISOR CLASS

SEPTEMBER 1, 1997


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary .....................................................  2
Financial Highlights ................................................  3
How does the Fund Invest its Assets? ................................  4
What are the Fund's Potential Risks? ................................  9
Who Manages the Fund? ............................................... 12
How does the Fund Measure Performance? .............................. 13
How Taxation Affects the Fund and its Shareholders .................. 14
How is the Trust Organized? ......................................... 15

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ................................................ 16
May I Exchange Shares for Shares of Another Fund? ................... 18
How Do I Sell Shares? ............................................... 20
What Distributions Might I Receive from the Fund? ................... 22
Transaction Procedures and Special Requirements ..................... 23
Services to Help You Manage Your Account ............................ 27
What If I Have Questions About My Account? .......................... 28

GLOSSARY
Useful Terms and Definitions ........................................ 29


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of the Advisor Class for the fiscal year ended September 1, 1997. The expenses are annualized. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge Imposed on Purchases            None
  Exchange Fee (per transaction)                       $5.00*

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                       0.60%**
  Rule 12b-1 Fees                                       None
  Other Expenses                                        0.38%
  Total Fund Operating Expenses                         0.98%**

C. EXAMPLE

  Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

1 YEAR     3 YEARS    5 YEARS    10 YEARS

  $10        $31        $54        $120

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.28% and total operating expenses were 0.66%.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


YEAR ENDED APRIL 30                                         1997+

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                     $14.66

Net Investment Income

Net Realized & Unrealized Loss on Securities                 (.59)

Total From Investment Operations                             (.59)

Distributions From Net Investment Income

Distributions From Capital Gains

Total Distributions

Net Asset Value at End of Period                           $14.07

Total Return*                                               (4.02%)

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                  $1,123

Ratio of Expenses to Average Net Assets**                     .64%++

Ratio of Net Investment Income to Average Net Assets         1.03%++

Portfolio Turnover Rate                                     46.31%

Average Commission Rate***                                    .0331

+For the period January 2, 1997 (effective date) to April 30, 1997.

++Annualized.

*Total return measures the change in value of an investment over the period indicated. It is not annualized. It assumes reinvestment of dividends and capital gains.

**During the period, Advisers agreed in advance to waive a portion of its management fee. Had such action not been taken, the ratio of operating expenses to average net assets would have been 0.98%.

***Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to provide high total return. The Fund's total return consists of both capital appreciation and current dividend and interest income. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund seeks to achieve its objective by investing at least 65% of its total assets in securities issued by companies which own, produce, refine, process and market natural resources, as well as those that provide support services for natural resources companies (i.e., those that develop technologies or provide services or supplies directly related to the production of natural resources). These companies are concentrated in the natural resources sector that includes, but is not limited to, the following industries: Integrated oil; oil and gas exploration and production; gold and precious metals; steel and iron ore production; aluminum production; forest products; farming products; paper products; chemicals; building materials; energy services and technology; and environmental services.

The Fund at all times, except during temporary defensive periods, seeks to maintain at least 65% of its total assets invested in securities issued by companies in the natural resources sector. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. government securities, high quality money market securities, including repurchase agreements, or cash in such proportions as Advisers believes prevailing market or economic conditions warrant.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund invests in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The mixture of common stocks, debt securities and preferred stocks varies based upon Advisers' assessment as to whether investments in each category will contribute to meeting the Fund's investment objective.


The Fund may invest, without limit, in investment grade fixed-income securities. Investment grade securities are securities rated in one of the four highest rating categories of a nationally recognized rating service, such as Moody's or S&P, and also include unrated securities that are comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for S&P. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by S&P or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by Advisers.


The Fund may also invest up to 15% of its total assets at the time of purchase in lower rated fixed-income securities (those rated BB or lower by S&P or Ba or lower by Moody's) and unrated securities of comparable quality (commonly known as "junk bonds.") The Fund will not acquire securities rated lower than B by Moody's or S&P. Lower rated securities are considered by S&P and Moody's, on balance, to be predominantly speculative with respect to the issuer's capacity to pay principal or interest, as the case may be, in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories.


If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see the "Appendix - Description of Ratings" in the SAI.

The Fund may invest up to 35% of its assets in securities of issuers that are outside the natural resources sector. These investments will include common stocks, debt securities or preferred stocks, and real estate investment trusts ("REITs") and will be selected to meet the Fund's investment objective of providing high total return. These securities may be issued by either U.S. or non-U.S. companies, governments, or governmental instrumentalities. Some of these issuers may be in industries related to the natural resources sector and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to the risks discussed under "What are the Fund's Potential Risks?"

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury bills, notes and bonds, as well as certain agency securities and mortgage-backed securities issued by the Government National Mortgage Association (GNMA), may carry guarantees which are backed by the "full faith and credit" of the U.S. government. The guarantee extends only to the payment of interest and principal due on the securities and does not provide any protection from fluctuations in either the securities' yield or value or to the yield or value of the Fund's shares. Other investments in agency securities are not necessarily backed by the "full faith and credit" of the U.S. government. These include securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Farm Credit Bank.


The Fund may invest in debt securities issued or guaranteed by foreign governments. These securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments discussed under "What are the Fund's Potential Risks?" The foreign government securities in which the Fund intends to invest generally will include obligations issued by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.


Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the 12-member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities also include mortgage-related securities issued or guaranteed by national or local governmental instrumentalities, including quasi-governmental agencies.


WHERE THE FUND MAY INVEST

The Fund may invest in the securities of issuers both within and outside the U.S., including emerging market countries.

The Fund may buy foreign securities that are traded in the U.S. or in foreign markets or buy sponsored or unsponsored American Depositary Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, which are issued in registered form, are designed for use in the U.S. securities markets. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available to the investing public than with sponsored ADRs. Advisers will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit the Fund's exposure to the market risk associated with such investments. For purposes of the Fund's investment policies, investments in ADRs will be deemed to be investments in the equity securities of the foreign issuers into which they may be converted.

Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 50% or more of its total assets invested in foreign securities.

OTHER INVESTMENT POLICIES OF THE FUND


SHORT-TERM INVESTMENTS. The Fund may invest its cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments, including high grade commercial paper, repurchase agreements and other money market equivalents and, pursuant to an exemption from federal securities law, the shares of affiliated money market funds, which invest primarily in short-term debt securities. To the extent the Fund invests in affiliated money market funds, such as the Franklin Money Fund, Advisers has agreed to waive its management fee on any portion of the Fund's assets invested in the affiliated fund. Temporary investments will only be made with cash held to maintain liquidity or pending investment. In addition, for temporary defensive purposes in the event of, or when Advisers anticipates, a general decline in the market prices of stocks in which the Fund invests, the Fund may invest an unlimited amount of its assets in short-term debt instruments.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

The Fund may also enter into reverse repurchase agreements. These agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. When engaging in reverse repurchase transactions the Fund maintains cash or high grade liquid debt securities of a dollar amount equal in value to its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement are marked-to-market each day. Although reverse repurchase agreements are borrowings under federal securities laws, the Fund does not treat these arrangements as borrowings under investment restriction number two in the SAI, so long as the segregated account is properly maintained.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 33% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that the Fund may enter into reverse repurchase agreements or borrow money from banks in an amount up to 33% of its total asset value (computed at the time the loan is made) for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities as long as the investments are consistent with the Fund's investment objective. The Board also considers these securities liquid to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities. Notwithstanding Advisers' determination, the Board is ultimately responsible for determining a security's liquidity and will consider appropriate action, consistent with the Fund's objective and policies, if a security becomes illiquid after its purchase. If the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

OTHER POLICIES AND RESTRICTIONS. As discussed more fully in the SAI, the Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis and from time to time enter into standby commitment agreements. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended to present a complete investment program.


NON-DIVERSIFICATION RISK. Although Advisers usually invests the Fund's assets in a substantial number of issuers, the Fund is non-diversified under federal securities law. This generally means that the Fund may invest more than 5% of its assets in the securities of a single issuer. Consequently, changes in the financial condition of a single issuer may have a greater effect on the Fund's share value than these changes would have on the performance of other mutual funds, particularly those that invest in a broad range of issuers, sectors and industries.

THE NATURAL RESOURCES SECTOR. There are several risk factors that need to be assessed before investing in the natural resources sector. Some of the commodities in these industries are subject to limited pricing flexibility as a result of similar supply and demand factors. Others are subject to broad price fluctuations, reflecting the volatility of certain raw materials' prices and the instability of supplies of other resources. These factors can effect the overall profitability of an individual company operating within the natural resources sector. While Advisers strives to diversify among the industries within the natural resources sector to minimize this volatility, there will be occasions where the value of an individual company's securities will prove more volatile than the broader market. In addition, many of these companies operate in areas of the world where they are subject to unstable political environments, currency fluctuations and inflationary pressures.

FOREIGN SECURITIES. Foreign securities involve certain risks that you should consider carefully. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The markets on which foreign securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.


In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions, these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of the securities.


Investments of the Fund may be denominated in foreign currencies. If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. These changes will also affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income on foreign securities in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.


The Fund may choose to hedge exposure to currency fluctuations by entering into forward foreign currency exchange contracts, and buying and selling options, futures contracts and options on futures contracts related to foreign currencies. The Fund may use forward currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Advisers may employ other currency management strategies to hedge portfolio securities or to shift investment exposure from one currency to another. Some of these strategies will require the Fund to set aside liquid assets in a segregated custodial account to cover its obligations. Options, futures and options on futures and forward contracts are generally considered "derivative securities." See "Currency Hedging Transactions and Associated Risks" in the SAI.


The operating expense ratio of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities because of the additional expenses of the Fund attributable to its foreign investment activity. These expenses may include custodial costs, valuation costs and communication costs. The Fund's expenses, however, are expected to be similar to expenses of other investment companies investing in a mix of U.S. securities and securities of one or more foreign countries.


Investing in emerging market countries subjects the Fund to heightened foreign securities investment risks as discussed in this section.


HIGH YIELD SECURITIES. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities. Please see the SAI for additional information on the risks associated with high yield, fixed-income securities.

Interest Rate, Currency and Market Risk. To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline in any country where the Fund is invested, may cause the value of what the Fund owns, and thus the Fund's share price, to decline. Changes in currency valuations may also affect the price of Fund shares. The value of stock markets, currency valuations and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Suzanne Willoughby Killea since inception and Edward D. Perks since October 1996.


Suzanne Willoughby Killea
Portfolio Manager of Advisers

Ms. Killea holds a Master of Business Administration degree from Stanford University and a Bachelor of Arts degree from Princeton University. She has been with the Franklin Templeton Group since earning her MBA degree in 1991. She is a member of several securities industry-related associations.


Edward D. Perks
Portfolio Manager of Advisers

Mr. Perks holds a Bachelor of Arts degree in Economics and Political Science from Yale University. Mr. Perks joined the Franklin Templeton Group in October 1992.

MANAGEMENT FEES. During the fiscal year ended April 30, 1997, management fees, before any advance waiver, totaled 0.60% of the average daily net assets of the Fund. Total operating expenses of the class were 0.98%. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.28% and operating expenses totaling 0.66%. Advisers may end this arrangement at any time upon notice to the Board.


PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Advisor Class of the Fund advertises its performance. Commonly used measures of performance include total return, current yield and current distribution rate.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by Advisor Class. The current distribution rate shows the dividends or distributions paid to shareholders of Advisor Class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


Foreign securities that meet the definition in the Code of a Passive Foreign Investment Company ("PFIC") may subject the Fund to an income tax and interest charge with respect to such investments. To the extent possible, the Fund will avoid such treatment by not investing in PFIC securities or by adopting other tax strategies for any PFIC securities it does purchase.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.


For corporate shareholders, 14.25% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions. You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.


HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. As of January 1, 1997, the Fund began offering a new class of shares designated Franklin Natural Resources Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Franklin Natural Resources Fund - Class I. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of August 5, 1997, the Franklin Templeton Moderate Target Fund and the Franklin Templeton Growth Target Fund each owned of record and beneficially more than 25% of the outstanding shares of the Advisor Class of the Fund.



ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of the Fund may be purchased without a sales charge. To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                                MINIMUM
                              INVESTMENTS*

To Open Your Account          $5,000,000
To Add to Your Account        $       25

*We waive or lower these minimums for certain investors listed below. We may also refuse any order to buy shares.

To determine if you meet the minimum investment requirement, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The Fund's minimum initial investment requirement will not apply to purchases by:

1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

4.   Accounts managed by the Franklin Templeton Group

5.   The Franklin Templeton Profit Sharing 401(k) Plan

6. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement

7. Employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, and that
     (i) are sponsored by an employer with at least 5,000 employees, or (ii) have plan assets of $50 million or more

8. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion

9. Defined benefit plans or governments, municipalities, and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Advisor Class shares

10. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:


   o  Was formed at least six months ago,

   o  Has a purpose other than buying Fund shares at a discount,

   o  Has more than 10 members,

   o  Can arrange for meetings between our representatives and group members,


   o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


   o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

   o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.


PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.

METHOD           STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY MAIL          1. Send us written instructions signed by all account owners

                 2. Include any outstanding share certificates for the shares you want to exchange

--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services

                 If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


EXCHANGE RESTRICTIONS


Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
  (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you may exchange the Advisor Class shares you own for Class I shares of those funds or of Templeton Institutional Funds, Inc. at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


METHOD           STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY MAIL         1. Send us written instructions signed by all account
                   owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                   o The name, address and telephone number of the bank where you want the proceeds sent

                   o Your bank account number

                   o The Federal Reserve ABA routing number

                   o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                 2. Include any outstanding share certificates for the shares you are selling

                 3.  Provide a signature guarantee if required

                 4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                 Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless you are selling shares in a Trust Company retirement plan account

METHOD           STEPS TO FOLLOW

--------------------------------------------------------------------------------
BY PHONE (cont.)     o Unless the address on your account was changed by phone
                       within the last 15 days

                     Ifyou do not want the ability to redeem by phone to apply
                       to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income semiannually in June and December to shareholders of record on the first business day before the 15th of the month and pays them on or about the last day of that month.


Capital gains, if any, may be distributed annually, usually in December.



Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

You buy and sell Advisor Class shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.



PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.


If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT      DOCUMENTS REQUIRED

--------------------------------------------------------------------------------
CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply if you fall within categories 4, 5, 6 or 7 under "How Do I Buy Shares? - Opening Your Account."


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                              HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
Shareholder Services       1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637     5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended



DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R), and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


MOODY'S - Moody's Investors Service, Inc.



NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange



RESOURCES - Franklin Resources, Inc.



SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.



TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

PROSPECTUS & APPLICATION
FRANKLIN BLUE CHIP FUND
INVESTMENT STRATEGY
GROWTH

SEPTEMBER 1, 1997

FRANKLIN STRATEGIC SERIES


This prospectus describes the Franklin Blue Chip Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated September 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN BLUE CHIP FUND


September 1, 1997



When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ....................................................   2
Financial Highlights ...............................................   3
How does the Fund Invest its Assets? ...............................   4
What are the Fund's Potential Risks? ...............................   8
Who Manages the Fund? ..............................................  10
How does the Fund Measure Performance? .............................  11
How Taxation Affects the Fund and its Shareholders .................  12
How is the Trust Organized? ........................................  13

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ...............................................  13
May I Exchange Shares for Shares of Another Fund? ..................  18
How Do I Sell Shares? ..............................................  21
What Distributions Might I Receive from the Fund? ..................  24
Transaction Procedures and Special Requirements ....................  25
Services to Help You Manage Your Account ...........................  29
What If I Have Questions About My Account? .........................  32

GLOSSARY
Useful Terms and Definitions .......................................  32


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's annualized historical expenses for the fiscal year ended April 30, 1997. The Fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge Imposed on Purchases
   (as a percentage of Offering Price)               4.50%++
  Deferred Sales Charge                              None+++
  Exchange Fee (per transaction)                    $5.00*

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                    0.00%**
  Rule 12b-1 Fees                                    0.17%***
  Other Expenses                                     1.08%
                                                     -----
  Total Fund Operating Expenses                      1.25%**
                                                     =======


C. EXAMPLE


  Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

      1 YEAR     3 YEARS     5 YEARS    10 YEARS

      $57****       $83        $111        $189


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more.
+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy shares without a front-end sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**Advisers has agreed in advance to waive its management fees and make certain payments to reduce the Fund's expenses so the Fund's total operating expenses do not exceed 1.25% for the current fiscal year. Without this reduction, contractual and expected management fees (annualized) would have been 0.75% and total Fund operating expenses would have been 2.22%. After April 30, 1998, Advisers may end this arrangement at any time.
*** These fees may not exceed 0.35%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
****Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                                           FOR THE PERIOD
                                           JUNE 3, 1996 TO
                                           APRIL 30, 1997


PER SHARE OPERATING PERFORMANCE


Net Asset Value at Beginning of Period           $10.00
                                               --------
Net Investment Income (Loss)                        .09
Net Realized & Unrealized Gain (Loss) on Securities  .821
Total From Investment Operations                    .911
Distributions from Net Investment Income           (.061)
Distributions from Realized Capital Gains       --------
Total Distributions                                (.061)
Net Asset Value at End of Period                 $10.85
                                                ========
Total Return*                                      9.14%
RATIOS/SUPPLEMENTAL DATA
Net Assets at End of Period (in 000's)        $5,600
Ratio of Expenses to Average Net Assets***         1.25%**
Ratio of Net Investment Income
 (Loss) to Average Net Assets                      1.07%**
Portfolio Turnover Rate                           11.14%
Average Commission Rate+                            .0525

*Total return measures the change in value of an investment over the period indicated. It is not annualized. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.
**Annualized.
***During the period indicated, Advisers agreed in advance to waive all of its management fees and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratio of operating expenses to average net assets would have been 2.22%**. +Represents the average commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund may also seek current income incidental to long-term capital appreciation, although this is not a fundamental policy of the Fund. Unless otherwise noted, the Fund's investment policies discussed below are not fundamental policies. This means they may be changed without shareholder approval.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


BLUE CHIP EQUITY SECURITIES. Under normal market conditions, the Fund invests at least 80%, and intends to try to invest up to 100%, of its total assets in a diversified portfolio of equity securities of "blue chip companies." Blue chip companies are well-established companies with a long record of revenue growth and profitability. These companies generally dominate their respective markets, and have a reputation for quality management, as well as superior products and services. Blue chip companies also tend to have relatively large capitalization.

When selecting securities for the Fund's portfolio, Advisers tries to identify quality blue chip companies based on a number of criteria. Specifically, Advisers looks for companies that are leaders in their industry with a dominant market position and a sustainable competitive advantage. Advisers also looks for companies that exhibit consistent growth, a strong financial record, and market capitalization of more than $1 billion. The Fund intends to invest in a portfolio that is diversified across a large number of industries.


The types of equity securities the Fund may buy include common stock, warrants to buy common stock, and securities convertible into common stock. Although the Fund may invest without limit in any of these types of securities, it intends to invest primarily in common stock. For a description of warrants and convertible securities, please see the discussion below.


FOREIGN SECURITIES. The Fund seeks investment opportunities across all markets in the world. Accordingly, the Fund may invest without limit in the equity securities of blue chip companies located outside the U.S. This may include companies in either developed or emerging markets, as certain companies in emerging markets meet all the criteria of a blue chip company. The amount of the Fund's assets invested in foreign securities may vary over time depending on Advisers' outlook.

The Fund may buy foreign securities traded in the U.S. or directly in foreign markets. The Fund may also invest in foreign securities by purchasing American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs are certificates issued by U.S. banks representing the right to receive the securities of a foreign issuer deposited with the bank or a correspondent bank. GDRs and EDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. The Fund may buy both sponsored and unsponsored ADRs, GDRs and EDRs.

Foreign securities have risks that U.S. securities do not have. For more information about foreign securities and their risks, please see "What are the Fund's Potential Risks?"

CONVERTIBLE SECURITIES AND WARRANTS. The Fund may invest in convertible securities without limit. It currently intends, however, to limit these investments to no more than 5% of its net assets. A convertible security is generally a debt obligation or a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security may also be subject to redemption by the issuer but only after a specified date and under circumstances established at the time the security is issued. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Though the Fund intends to invest in liquid convertible securities there can be no assurance that this will always be achieved. For more information on convertible securities, including liquidity issues, please see the SAI.

The fund may, subject to the investment restrictions stated in the SAI, invest in warrants. A warrant gives its holder the right to buy newly created securities of the issuer of the warrant, or a related company, at a set price. The warrant usually allows its holder to buy the new security on a specific date or during a set period of time. If a warrant is not used or sold by its holder, it expires worthless.

FUTURES AND OPTIONS. The Fund may buy and sell futures contracts for securities and currencies. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. The Fund may invest in futures contracts only to hedge against changes in the value of its securities or currencies or those it intends to buy. The Fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of the Fund's net assets.


For hedging purposes only, the Fund may buy or write (sell) put and call options on securities listed on a national securities exchange. The options themselves may be traded on an exchange or over-the-counter. An option on a security allows its holder to buy a specified security (a call option) or to sell a specified security (a put option) from or to the writer of the option at a set price during the term of the option. All options written by the Fund will be covered, as discussed in the SAI. The Fund will not buy an option if the amounts paid for its open option positions exceed 5% of its net assets.

Futures and options are generally considered derivative securities. They may not always be successful hedges. For a further discussion of these securities, including their risks and special tax considerations that may apply, please see the SAI.

OTHER INVESTMENT POLICIES OF THE FUND


SHORT-TERM INVESTMENTS. Occasionally, pending investment of proceeds from new sales of the Fund's shares or for cash management or temporary defensive purposes, the Fund may hold cash or invest in high quality money market instruments of U.S. and foreign issuers. These include government securities, commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of these instruments. Any of these securities purchased by the Fund will either be rated "A1" or "A2" by S&P or "P1" or "P2" by Moody's or unrated but of comparable quality. It is impossible to predict when or for how long the Fund would employ these strategies.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund may also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions, such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under federal securities laws. The U.S. government security subject to resale (the collateral) is held on behalf of the Fund by a custodian bank approved by the Board and is held pursuant to a written agreement.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed one-third of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


BORROWING. As a fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except it may borrow up to 15% of its total assets (including the amount borrowed) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency purposes and may pledge its assets in connection with these borrowings. The Fund will not make any additional investments while borrowings exceed 5% of its total assets.


WHEN-ISSUED AND STANDBY COMMITMENT PURCHASES. The Fund may buy equity securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements whereby the Fund buys securities with payment and delivery scheduled for a future time, generally within 15 to 60 days. The Fund may also buy equity securities under a standby commitment agreement. If the Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

CURRENCY TRANSACTIONS. In connection with the Fund's investment in foreign securities, it may hold currencies other than the U.S. dollar and enter into forward currency exchange transactions to facilitate settlements and to protect against changes in exchange rates. In a forward currency transaction, the Fund agrees to buy or sell a foreign currency at a set exchange rate. Payment and delivery of the currency occurs on a future date. There is no assurance that these strategies will be successful. The Fund's investment in foreign currencies and forward currency exchange transactions will not exceed 10% of its net assets. The Fund may also enter into futures contracts for currencies as discussed above.

RESTRICTED SECURITIES. The Board has authorized the Fund to invest in restricted securities, if consistent with the Fund's investment objective. Restricted securities are not registered with the SEC. If Advisers determines on a daily basis that there is a liquid institutional or other market for these securities, the Board has authorized them to be considered liquid securities and not subject to the Fund's policy on illiquid investments. Notwithstanding Advisers' determination, the Board remains responsible for liquidity determinations and will consider appropriate action if a restricted security becomes illiquid after its purchase. In this case, if qualified institutional buyers are no longer interested in buying restricted securities that were previously considered liquid or if the market for these securities contracts, they will be redesignated illiquid securities and subject to the Fund's illiquid investment policy. This may reduce the general level of liquidity in the Fund.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The Fund is designed for long-term investors and not as a trading vehicle. Before investing in the Fund, you should take into account your overall financial plan, as well as how this Fund could aid in achieving your investment objective.


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

FOREIGN SECURITIES. Although the Fund invests primarily in quality blue chip securities, the Fund is not restricted geographically in its security selection. Advisers believes this can improve the Fund's ability to meet its objective of long-term capital appreciation, as many of today's quality industry leaders are domiciled outside the U.S. You should consider the risks of foreign securities before buying shares of the Fund.


While foreign securities are subject to many of the same influences as U.S. securities, such as general economic conditions and individual company and industry earnings prospects, they involve additional risks that can increase the potential for losses in the Fund.


The risks discussed below relating to foreign securities generally can be significantly greater for investments in emerging markets. In addition, the relatively small size and lesser liquidity in these markets may result in greater price volatility than markets such as those in the U.S.

CURRENCY FLUCTUATIONS. The Fund's investments may be denominated in foreign currencies. Fluctuations in foreign exchange rates may significantly increase or decrease the value of the Fund's foreign investments. These fluctuations may increase or offset any return on the underlying investment.


COSTS. It is more expensive for the Fund to trade in foreign markets than in the U.S. Brokerage and custodial costs are often higher, as are other costs. While the Fund offers an efficient way for you to invest in quality blue chip companies across the world, its overall expense ratio may be higher than funds investing exclusively in U.S. securities.

POLITICAL AND ECONOMIC FACTORS. The political, economic and social structures of some countries in which the Fund invests may not compare favorably with the U.S. and may be less stable and more volatile. The risks of investing in these countries include, among others, the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

LEGAL, REGULATORY AND OPERATIONAL FACTORS. There may be less publicly available information about a foreign company than about a U.S. company. Certain countries may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S., and may have settlement practices that result in delays.


MARKET AND CURRENCY RISK. If there is a general market decline in any country where the Fund is invested, the Fund's share price may also decline. Changes in currency valuations will also affect the value of what the Fund owns, and thus the price of Fund shares. The value of stock markets and currency valuations throughout the world has increased and decreased in the past. These changes are unpredictable.

Please see "What are the Fund's Potential Risks?" in the SAI for more information on the risks associated with an investment in the Fund.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Suzanne Willoughby Killea and Shan C. Green since the Fund's inception.


Suzanne Willoughby Killea
Portfolio Manager of Advisers

Ms. Killea holds a Master of Business Administration degree from Stanford University and a Bachelor of Arts degree from Princeton University. She has been with the Franklin Templeton Group since earning her MBA degree in 1991. She is a member of several securities industry-related associations.

Shan C. Green
Portfolio Manager of Advisers


Ms. Green holds a Master of Business Administration degree from the University of California at Berkeley. She earned her Bachelor of Science degree from State University of New York at Stony Brook. Ms. Green has been with the Franklin Templeton Group since 1994. Management Fees. During the fiscal year ended April 30, 1997, management fees, before any advance waiver, totaled 0.75% and operating expenses, before any advance waiver, totaled 2.22% of the average daily net assets of the Fund. Under an agreement by Advisers to waive its fees, the Fund paid no management fees and operating expenses totaling 1.25%. After April 30, 1998, Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.35% per year of the Fund's average daily net assets. Of this amount, the Fund may reimburse up to 0.25% to Distributors or others and may reimburse an additional 0.10% to Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. A commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned shares of the Fund and whether the distributions are received in cash or additional shares.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

For corporate shareholders, 59.51% of the ordinary income distributions (including short-term capital gain distributions) paid by the Fund for the fiscal year ended April 30, 1997, qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions, imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss you incur on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends you received with respect to those shares.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of those dividends and distributions.

If you are not considered a U.S. person for federal income taxation purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to those distributions.

You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares in the Fund and distributions and sale proceeds you receive from the Fund.


HOW IS THE TRUST ORGANIZED?


The Fund is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of August 5, 1997, Resources owned of record and beneficially more than 25% of the outstanding shares of the Fund.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.


                            MINIMUM
                          INVESTMENTS*
To Open Your Account.         $100
To Add to Your Account.       $ 25


*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

SALES CHARGE REDUCTIONS AND WAIVERS


     IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                  TOTAL SALES CHARGE     AMOUNT PAID
                                 AS A PERCENTAGE OF    TO DEALER AS A
AMOUNT OF PURCHASE               OFFERING   NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                  PRICE     INVESTED   OFFERING PRICE
Under $100,000                      4.50%      4.71%       4.00%
$100,000 but less than $250,000     3.75%      3.90%       3.25%
$250,000 but less than $500,000     2.75%      2.83%       2.50%
$500,000 but less than $1,000,000   2.25%      2.30%       2.00%
$1,000,000 or more*                 None       None        None


*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
  publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
  Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) the distributions may be from either Class I or Class II shares of a fund.

The Fund's sales charges do not apply if you are buying shares with money from the following sources:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

4.   Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

The Fund's sales charges also do not apply to purchases by:


5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

6.   Group annuity separate accounts offered to retirement plans

7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14.  Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.


Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.  Purchases of $1 million or more - up to 1% of the amount invested

2. Purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

3. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

4.  Purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 4 above or a payment of up to 1% for investments described in paragraph 2 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange


--------------------------------------------------------------------------------
BY PHONE         Call Shareholder Services or TeleFACTS(R)

                    If you do not want the ability to exchange by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
-------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the same class, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL           1. Send us written  instructions signed by all account
                     owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:


                   o The name, address and telephone number of the bank where you want the proceeds sent

                   o Your bank account number

                   o The Federal Reserve ABA routing number

                   o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


                 2. Include any outstanding share certificates for the shares you are selling

                 3.  Provide a signature guarantee if required

                 4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                 Telephone requests will be accepted:


                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY PHONE (CONT.)    o Unless you are selling shares in a Trust Company
                      retirement plan account


                    o Unless the address on your account was changed by phone
                      within the last 15 days

                  If you do not want the ability to redeem by phone to apply to your account, please let us know.

--------------------------------------------------------------------------------
THROUGH
YOUR DEALER      Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


CONTINGENT DEFERRED SALES CHARGE

If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver


o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.


o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans


o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Participant   initiated   distributions   from  employee   benefit  plans  or
  participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income annually in December to shareholders of record on the first business day before the 15th of that month and pays them on or about the last business day of that month. Capital gains, if any, may be distributed annually, usually in December.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.


To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The Fund's name,


o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.


If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust, only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT     DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

CORPORATION      Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated
Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 283.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                          HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME           TELEPHONE NO    (MONDAY THROUGH FRIDAY)
Shareholder Services      1-800/632-2301  5:30 a.m. to 5:00 p.m.
Dealer Services           1-800/524-4040  5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN  5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236) 6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services  1-800/527-2020  5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563  6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637  5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.



GLOSSARY


USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%.

QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored  simplified  employee pension plan established under section 408(k) of the Code


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

FRANKLIN CALIFORNIA GROWTH FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS

How does the Fund Invest its Assets? ..................    2

What are the Fund's Potential Risks? ..................    6

Investment Restrictions ...............................    9

Officers and Trustees .................................   11

Investment Management
  and Other Services ..................................   14

How does the Fund Buy
  Securities for its Portfolio? .......................   15

How Do I Buy, Sell
  and Exchange Shares? ................................   16

How are Fund Shares Valued? ...........................   19

Additional Information on
  Distributions and Taxes .............................   20

The Fund's Underwriter ................................   22

How does the Fund
  Measure Performance? ................................   24

Miscellaneous Information .............................   26

Financial Statements ..................................   27

Useful Terms and Definitions ..........................   27

Appendix ..............................................   28

Description of Ratings ................................   28

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin California Growth Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing primarily in the securities of companies headquartered or conducting a majority of their operations in the state of California.

The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


REPURCHASE AGREEMENTS. As noted in the Prospectus, the Fund may engage in repurchase transactions. The period of these transactions will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements of more than one year's duration. The securities that are subject to the repurchase agreement, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Fund may not enter into a repurchase agreement with more than seven days duration if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements.

ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in illiquid securities. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities where such investment is consistent with the Fund's investment objective and has authorized such securities to be considered liquid to the extent Advisers determines that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


ENHANCED CONVERTIBLE SECURITIES. The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.


The Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be also similar to those described in which a Fund may invest, consistent with its objective and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

TRANSACTIONS IN OPTIONS, FUTURES
AND OPTIONS ON FINANCIAL FUTURES


The Fund may write ("sell") covered put and call options and buy put and call options on securities and securities indices that trade on securities exchanges and in the over-the-counter market.


WRITING PUT AND CALL OPTIONS. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A put option written by the Fund is covered if the Fund maintains in a segregated account cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where Advisers wishes to buy the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option or purchased in the case of a put option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.


The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction before or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

BUYING CALL AND PUT OPTIONS. The Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

THE FUND MAY ALSO BUY PUT OPTIONS. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

The Fund may buy a put option on an underlying security owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security ("a protective put"). This hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when Advisers deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also buy put options at a time when the Fund does not own the underlying security. When buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OVER-THE-COUNTER ("OTC") OPTIONS. The Fund intends to write ("sell") covered put and call options and buy put and call options that trade in the OTC market to the same extent that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price; OTC put options give the holder the right to sell an underlying security to an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS ON STOCK INDICES. The Fund may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale of futures contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or, as in the case of the Fund, the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells financial futures contracts.


The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities which it intends to buy and, to the extent consistent therewith, to accommodate cash flows. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's total assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on its existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of the Fund's total assets (taken at current value). To the extent the Fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract or related option and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts or related option.


STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell call and put options on stock index futures to hedge against risks of marketside price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions.

The Fund may also buy and write put and call options on bond index futures and enter into closing transactions with respect to such options. Please see "What are the Fund's Potential Risks? - Options, Futures and Options on Futures," for a discussion of the risks regarding the Fund's transactions in financial futures and related options.

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or which are not currently available but that may be developed.


WHAT ARE THE FUND'S POTENTIAL RISKS?


OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indexes, stock index futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's securities. Inasmuch as such instruments will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities that would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indexes, stock index futures, and related options will be subject to Advisers' ability to correctly predict movements in the direction of the securities markets generally or of a particular segment of the market. This requires different skills and techniques than predicting changes in the price of individual stocks.

If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.

Although the Fund believes that use of futures contracts will benefit the Fund, if Advisers' judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in these situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. These sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value and, to the extent consistent therewith, to accommodate cash flows. The Fund expects that under normal conditions it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of these positions without a corresponding purchase of securities.


HIGH YIELD SECURITIES. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

FOREIGN SECURITIES. As noted in the Prospectus, the Fund may invest in foreign securities, generally by purchasing those traded in the U.S. or by purchasing American Depositary Receipts ("ADRs"). The Fund may also purchase the securities of foreign issuers directly in foreign markets.

Securities which are acquired by the Fund outside of the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets if (a) the Fund reasonably believe they can readily dispose of the securities for cash in the U.S. or foreign market or (b) current market quotations are readily available. The Fund will not acquire the securities of foreign issuers outside of the U.S. under circumstances where, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market. Investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Notwithstanding the fact that the Fund intends to acquire the securities of foreign issuers only where there are public trading markets, investments by the Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund's portfolio and the Fund's ability to meet a large number of shareholders' redemption requests should there be economic or political turmoil in a country in which the Fund has its assets invested or should relations between the U.S. and a foreign country deteriorate markedly.

The Fund's investment in foreign securities present special risks and considerations not typically associated with investments in securities issued by U.S. issuers. Such risks include: reductions of income as a result of foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of information about foreign governments; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to the U.S. government; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in U.S. companies; less regulations of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulty in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risk of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service; possibilities of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.


Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and type of foreign investments.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan.

2. Borrow money, except from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

3. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

4. Underwrite securities of other issuers (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities) or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 5% of the Fund's total assets would be invested in such companies.

5. Invest in securities for the purpose of exercising management or control of the issuer.

6. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interest issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof.

7. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes).

8. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts; the Fund may, however, invest in marketable securities issued by real estate investment trusts.

9. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of other investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. To the extent permitted by exemptions granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates.

10. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if, to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without the shareholder approval) not to pledge, mortgage or hypothecate its assets as security for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments), or combine orders to purchase or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the NYSE or AMEX.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupations
 Name, Age and Address   with the Trust           During the Past Five Years

 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.     and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,  Inc.;  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P. O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  54  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)     Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of the
 777 Mariners Island Blvd.    Board and
 San Mateo, CA 94404          Trustee

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may   be,   of   most   of  the   other
                                         subsidiaries  of  Franklin   Resources,
                                         Inc.  and  of  57  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68) Trustee
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,  Inc.;  Director,  Executive
                                         Vice  President  and  Chief   Operating
                                         Officer,  Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.,   Inc.;   Treasurer   and   Chief
                                         Financial Officer,  Franklin Investment
                                         Advisory  Services,   Inc.;  President,
                                         Franklin  Templeton   Services,   Inc.;
                                         Senior         Vice          President,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;   officer,   and/or  director  or
                                         trustee,  as the case may be,  of 57 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41) Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting Officer

                                         Senior  Vice   President   of  Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                        Senior Vice President and National Sales
                                        Manager,       Franklin       Templeton
                                        Distributors,  Inc.;  and officer of 29
                                        of  the  investment  companies  in  the
                                        Franklin Templeton Group
                                        of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                              Number of Boards
                                             Total Fees        in the Franklin
                           Total Fees     Received from the    Templeton Group
                          Received from  Franklin Templeton   of Funds on Which
  Name                     the Trust*     Group of Funds**      Each Serves***

  Frank H. Abbott, III.....  $5,100         $165,236              28
  Harris J. Ashton.........   5,100          343,591              52
  S. Joseph Fortunato......   5,100          360,411              54
  David Garbellano.........   4,800          148,916              27
  Frank W.T. LaHaye........   4,800          139,233              26
  Gordon S. Macklin........   5,100          335,541              49

*For the fiscal year ended April 30, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly, from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 14,542.891 Class I shares, or less than 1% of the total outstanding Class I shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the average daily net assets of the Fund up to and including $100 million; 0.50 of 1% of the value of the average daily net assets over $100 million up to and including $250 million;
0.45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion; 0.44 of 1% of the value of average daily net assets over $10 billion up to and including $12.5 billion; 0.42 of 1% of the value of average daily net assets over $12.5 billion up to and including $15 billion; and
0.40 of 1% of the value of average daily net assets over $15 billion. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1995, 1996 and 1997, management fees, before any advance waiver, totaled $47,494, $249,784 and $953,389, respectively. Under an agreement by Advisers to waive or limit its fees, the Fund paid management fees totaling $0, $95,745 and $953,389, respectively.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $23,261, $81,803 and $222,569, respectively.

As of April 30, 1997, the Fund owned securities issued by BankAmerica Corporation valued in the aggregate at $4,090,625. Except as noted, the Fund did not own securities of its regular broker-dealers as of the end of the fiscal year.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

                                  SALES
SIZE OF PURCHASE - U.S. DOLLARS  CHARGE

Under $30,000...................  3.0%
$30,000 but less than $50,000...  2.5%
$50,000 but less than $100,000..  2.0%
$100,000 but less than $200,000.  1.5%
$200,000 but less than $400,000.  1.0%
$400,000 or more................    0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers. Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by a Fund as a dividend will not qualify for the dividends-received deduction. Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between the shareholder's basis in the shares and the amount realized from the transaction, subject to the rules described below. If such shares are a capital asset in the hands of the shareholder, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period. All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds(R) and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.


The Fund's investment in options and futures contracts, including stock options, stock index options, stock index futures and options on stock index futures are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.


Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options, straddles, hedging transactions and futures contracts because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than 3 months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities, or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

The Fund will monitor its transactions in such options and futures contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended April 30, 1995, 1996 and 1997, were $89,678, $1,154,089 and $4,836,624, respectively. After allowances to dealers, Distributors retained $10,078, $129,723 and $518,921 in net underwriting discounts and commissions and received $0, $0, and $1,701 in connection with redemptions or repurchases of shares, for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.


THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.25% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.


Under the Class II plan, the Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or by vote of a majority of the outstanding shares of the class. The Class I plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $826,533 and $280,133 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, respectively, of which the Fund paid Distributors $353,255 and $62,137 under the Class I and Class II plans.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The average annual total return for Class I for the one and five-year periods ended April 30, 1997, was 3.99% and 21.08% and for the period from the Fund's inception (October 30, 1991) to April 30, 1997, was 18.92%.


These figures were calculated according to the SEC formula:

                   n
             P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n  =number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-year, or from inception periods at the end of the one-, five-year, or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five-year and from inception periods. The cumulative total return for Class I for the one and five-year periods ended April 30, 1997, was 3.98% and 160.18%, and for the period from the Fund's inception (October 30, 1991) to April 30, 1997, was 159.40%. For Class II the cumulative total return for the period since inception (September 3, 1996) to April 30, 1997 was 7.07%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.


e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure of total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


h) Valueline Index - an unmanaged index which follows the stock of approximately 1,700 companies.

i) Bateman Eichler Hill Richards Western Stock Index - A managed index representing 215 stocks of companies within the Western United States. Seventy-five percent of the stocks are Californian companies, the remaining 25% represent companies in:
Arizona, Hawaii, Nevada, Oregon and Washington.

j) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


k) Historical data supplied by the research departments of CSFirst Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.


l) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.


m) Russell 3000 Index - composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market.

n) Russell 2000 Small Stock Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.


o) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

p) Franklin California 250 Growth Index - consists of the 250 largest California based companies on an equal weighted basis in order to approximately diversify and correlate with the business segment weightings of the actual economy (as provided by the Gross State Product). By doing so, the Index will have an orientation towards small cap growth companies, mainly high tech and services related firms. The Index is equally weighted as opposed to market weighted, meaning each company represents 0.4% of the total index.


q) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager


AMEX - American Stock Exchange


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


PROSPECTUS - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

PREFERRED STOCKS RATINGS

S&P

AAA - This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B AND CCC - Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C - A preferred stock rated C is a non-paying issue.

D - A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) - To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P


AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



FRANKLIN STRATEGIC INCOME FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS                                                PAGE


How does the Fund Invest its Assets? .........................   2
What are the Fund's Potential Risks? .........................   9
Investment Restrictions ......................................  11
Officers and Trustees ........................................  12
Investment Management and Other Services .....................  15
How does the Fund Buy
  Securities for its Portfolio? ..............................  17
How Do I Buy, Sell and Exchange Shares? ......................  18
How are Fund Shares Valued? ..................................  21
Additional Information on
  Distributions and Taxes ....................................  22
The Fund's Underwriter .......................................  25
How does the Fund Measure Performance? .......................  26
Miscellaneous Information ....................................  29
Financial Statements .........................................  29
Useful Terms and Definitions .................................  29
Appendix .....................................................  30

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Strategic Income Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's primary investment objective is to obtain a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund seeks to achieve its objectives by using an active asset allocation process and a flexible policy of investing in securities of U.S. and foreign governments, their agencies and instrumentalities; U.S. and foreign corporate high yield fixed-income securities; various types of fixed or adjustable rate mortgage securities; asset-backed securities; common stocks that pay dividends; preferred stock; and income producing securities that are convertible into common stocks.


The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
   FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its securities, up to 33
1/3% of its assets, consistent with procedures approved by the Board. The
Fund will not lend its portfolio securities if the loans are not permitted by the laws or regulations of any state where its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.


The Fund will not lend securities if doing so will cause the Fund to lose the tax treatment available to regulated investment companies. It is the current intention of the Fund to limit loans to no more than 10% of its total assets.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES ("GNMAS"). GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans. GNMAs differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Fund may buy GNMAs for which principal and interest are guaranteed. The Fund may also buy "variable rate" GNMAs and may buy other types that may be issued with the guarantee of the Government National Mortgage Association ("GNMA").

The GNMA guarantee of principal and interest on GNMAs is backed by the full faith and credit of the U.S. government. However, these securities do involve certain risks. For example, when mortgages in the pool underlying GNMAs are prepaid, the principal payments are passed through to the Certificate holders (such as the Fund). Scheduled and unscheduled prepayments of principal may greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid thus reducing the effective yield. Moreover, any premium paid on the purchase of GNMAs will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for pre-payment may reduce the general upward price increase of GNMAs, which might otherwise occur. As with other debt instruments, the price of GNMAs is likely to decrease in times of rising interest rates. Price changes of GNMAs held by the Fund have a direct impact on the Net Asset Value per share of the Fund.


Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Class Pass-Throughs. The Fund may invest in certain debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities and are secured by pools of mortgages backed by residential and various types of commercial properties. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities.


As noted in the Prospectus, in a CMO, a series of bonds or certificates is issued in multiple classes or "tranches" at a specified coupon rate or adjustable rate tranche with a stated maturity or final distribution date.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which the Fund may invest include mortgages backed by GNMAs or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on privately-issued CMOs have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. The Board believes that accepting the risk of loss relating to privately issued CMOs that the Fund acquires is justified by the higher yield the Fund will earn in light of the historic loss experience on such instruments.


As new types of mortgage securities are developed and offered to investors, the Fund may invest in them if they are consistent with the Fund's objective, policies and quality standards.

Convertible Securities. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars. They are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service the ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. To the extent the Fund invests in ADRs rather than directly in the stock of foreign issuers, it will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ National Market System. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. These standards are more uniform and more exacting than those to which many foreign issuers may be subject.


ILLIQUID SECURITIES. As noted in the Prospectus, it is the policy of the Fund that illiquid securities (including illiquid equity securities, defaulted debt securities, loan participations, securities with legal or contractual restrictions on resale, repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute more than 10% of the value of the Fund's total net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities where such investment is consistent with the Fund's investment objectives and has authorized such securities to be considered liquid to the extent Advisers determines that there is a liquid institutional or other market for such securities - such as, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review on a monthly basis any determination by Advisers to treat a restricted security as liquid, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


A restricted security is a security that has been purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 unless the sale is pursuant to an exemption therefrom. Notwithstanding the restriction on the sale of such securities, a secondary market exists for many of these securities. As with other securities in the Fund's portfolio, if there are readily available market quotations for a restricted security, it will be valued, for purposes of determining the Fund's Net Asset Value, between the range of the bid and ask prices. To the extent that no quotations are available, the securities will be valued at fair value in accordance with procedures adopted by the Board. The Fund's purchases of restricted securities can result in the receipt of commitment fees. For example, the transaction may involve an individually negotiated purchase of short-term increasing rate notes. Maturities for this type of security typically range from one to five years. These notes are usually issued as temporary or "bridge" financing to be replaced ultimately with permanent financing for the project or transaction which the issuer seeks to finance. Typically, at the time of commitment, the Fund receives the security and sometimes a cash commitment fee. Because the transaction could possibly involve a delay between the time the Fund commits to buy the security and the Fund's payment for and receipt of that security, the Fund will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. The Fund will not buy restricted securities in order to generate commitment fees, although the receipt of such fees will assist the Fund in achieving its principal objective of earning a high level of current income.

Notwithstanding the determinations in regard to the liquidity of restricted securities, the Board remains responsible for such determinations and will consider appropriate action to maximize the Fund's liquidity and its ability to meet redemption demands if a security should become illiquid after its purchase. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

INTEREST RATE AND CURRENCY SWAPS. An interest rate swap is the transfer between two counterparties of interest rate obligations, one of which has an interest rate fixed to maturity while the other has an interest rate that changes in accordance with changes in a designated benchmark (e.g., LIBOR, prime, commercial paper, or other benchmarks). The obligations to make repayment of principal on the underlying securities are not exchanged. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed-rate obligation will transfer the obligation to the intermediary, and that entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation which substantially mirrors the obligation desired by the first party. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally entered into to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a price lower than is available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at a low enough coupon rate to cover the cost involved.

The Fund will only enter into interest rate swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES

Call and Put Options on Securities. As noted in the Prospectus, the Fund intends to write (sell) covered put and call options and buy put and call options that trade on securities exchanges and in the over-the-counter market.

WRITING CALL OPTIONS. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

In the case of a call option, the writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

BUYING CALL OPTIONS. The Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

WRITING PUT OPTIONS. Although the Fund has no current intention of writing covered put options, the Fund reserves the right to do so.

A put option gives the buyer of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price during the option period. The option may be exercised at any time prior to its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding. The rules of the clearing corporation currently require that the assets be deposited in escrow to secure payment of the exercise price. The Fund would generally write covered put options in circumstances where Advisers wishes to buy the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in this type of transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.


BUYING PUT OPTIONS. The Fund may buy put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.


The Fund may buy a put option on an underlying security or currency owned by the Fund (a "protective put") as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. This hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Advisers deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.


The Fund may also buy put options at a time when the Fund does not own the underlying security or currency. By buying put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Fund will commit no more than 5% of its assets to premiums when buying put options. The premium paid by the Fund when buying a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the options' current market value, which will be the latest sale price at the time at which the Net Asset Value per share of the Fund is computed, the close of the Exchange, or, in the absence of a sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

OVER-THE-COUNTER OPTIONS ("OTC" OPTIONS). The Fund intends to write covered put and call options and buy put and call options that trade in the over-the-counter market to the same extent that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the option holder the right to buy an underlying security from an option writer at a stated exercise price; OTC put options give the holder the right to sell an underlying security to an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS ON STOCK INDICES. The Fund may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.

OPTIONS ON FOREIGN CURRENCIES. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of securities and in such contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit" or "initial margin") as a partial guarantee of its performance under the contract. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities it intends to buy. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. In instances involving the purchase of futures contracts or related call options, money market instruments equal to the market value of the futures contract or related option will be deposited in a segregated account with the custodian to collateralize such long positions.

The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities without actually buying or selling the underlying security. To the extent the Fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by SEC rules, assets in a segregated account to cover its obligations with respect to the contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell call and put options on stock index futures to hedge against risks of market-side price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions. The Fund may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.


FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objectives and legally permissible for the Fund. FORWARD CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward currency exchange contracts ("Forward Contract(s)") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A Forward Contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.


The Fund may construct an investment position by combining a debt security denominated in one currency with a Forward Contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a Forward Contract) that is intended to be similar in overall performance to a debt security denominated in the same currency.

For example, an Italian lira-denominated position could be constructed by buying a German mark-denominated debt security and simultaneously entering into a Forward Contract to exchange an equal amount of marks for lira at a future date and at a specified exchange rate. With such a transaction, the Fund may be able to receive a return that is substantially similar from a yield and currency perspective to a direct investment in lira debt securities while achieving other benefits from holding the underlying security. The Fund may experience slightly different results from its use of such combined investment positions as compared to its purchase of a debt security denominated in the particular currency subject to the Forward Contract. This difference may be enhanced or offset by premiums that may be available in connection with the Forward Contract.

The Fund may also enter into a Forward Contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency; or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount.

The Fund usually effects forward currency exchange contracts on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. Some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


To limit potential risks in connection with the purchase of currency under Forward Contracts, cash, cash equivalents or readily marketable debt securities equal to the amount of the purchase will be held in segregated accounts with the Fund's custodian bank to be used to pay for the commitment, or the Fund will cover any commitments under these contracts to sell currency by owning the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of the Fund to enter into Forward Contracts is limited only to the extent such Forward Contracts would, in the opinion of Advisers, impede portfolio management or the ability of the Fund to honor redemption requests.

CONVERSION TO A MASTER/FEEDER STRUCTURE

The Fund currently invests directly in securities. Certain Franklin Templeton Funds, however, are "feeder funds" in a master/feeder fund structure. This means they invest their assets in a "master fund" that, in turn, invests its assets directly in securities. The Fund's investment objective and other fundamental policies allow it to invest either directly in securities or indirectly in securities through a master fund. In the future, the Board may decide to convert the Fund to a master/feeder structure. If this occurs, your purchase of Fund shares will be considered your consent to a conversion and we will not seek further shareholder approval. We will, however, notify you in advance of the conversion. If the Fund converts to a master/feeder structure, its fees and total operating expenses are not expected to increase.

WHAT ARE THE FUND'S POTENTIAL RISKS?

Stock index options, stock index futures, financial futures and related options. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indexes, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indexes, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


Positions in stock index options, stock index futures and financial futures and related options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, if Advisers' investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. The Fund expects that in the normal course it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of such positions without a corresponding purchase of securities.

FORWARD CURRENCY CONTRACTS. As noted above, the Fund may enter into forward currency contracts, in part, in order to limit the risk from adverse changes in the relationship between currencies. However, Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into such contracts.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or
(ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

(1) Invest more than 25% of the value of the Fund's total assets in one particular industry; except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund;

(2) Underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter in connection with the disposition of securities in its portfolio; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund;

(3) Make loans to other persons except on a temporary basis in connection with the delivery or receipt of portfolio securities which have been bought or sold, or by the purchase of bonds, debentures or similar obligations which have been publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

(4) Borrow money in excess of 5% of the value of the Fund's total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Sell securities short or buy on margin nor pledge or hypothecate any of the Fund's assets; except that the Fund may enter into financial futures and options on financial futures as discussed;

(6) Buy or sell real estate (other than interests in real estate investment trusts), commodities or commodity contracts; except that the Fund may invest in financial futures and related options on futures with respect to securities, securities indices and currencies;


(7) Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. To the extent permitted by exemptions granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates;


(8) Invest in securities for the purpose of exercising management or control of the issuer, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund; and


(9) Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if, to the knowledge of the Fund, one or more of the officers or trustees of the Fund, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund, or except as permitted under investment restriction Number 7 regarding the purchase of shares of money market funds managed by Advisers or its affiliates.

In addition to the Fund's fundamental policies, it is the present policy of the Fund not to invest in real estate limited partnerships or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development. If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. In this case, the Fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                  Positions and Offices
Name, Age and Address   with the Trust          Principal Occupations During
the Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President and Director, Abbott
                                         Corporation (an investment company);
                                         and director or trustee, as the case
                                         may be, of 28 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President, Chief Executive Officer
                                         and Chairman of the Board, General
                                         Host Corporation (nursery and craft
                                         centers); Director, RBC Holdings,
                                         Inc. (a bank holding company) and
                                         Bar-S Foods (a meat packing
                                         company); and director or trustee,
                                         as the case may be, of 52 of the
                                         investment companies in the Franklin
                                         Templeton Group of Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary
                                         and Director, Franklin Resources,
                                         Inc.; Executive Vice President and
                                         Director, Franklin Templeton
                                         Distributors, Inc. and Franklin
                                         Templeton Services, Inc.; Executive
                                         Vice President, Franklin Advisers,
                                         Inc.; Director, Franklin/Templeton
                                         Investor Services, Inc.; and officer
                                         and/or director or trustee, as the
                                         case may be, of most of the other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 S. Joseph Fortunato (65)     Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member of the law firm of Pitney,
                                         Hardin, Kipp & Szuch; Director,
                                         General Host Corporation (nursery
                                         and craft centers); and director or
                                         trustee, as the case may be, of 54
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 David W. Garbellano (82)     Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private investor; Assistant
                                         Secretary/Treasurer and Director,
                                         Berkeley Science Corporation (a
                                         venture capital company); and
                                         director or trustee, as the case may
                                         be, of 27 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

*Charles B. Johnson (64)      Chairman
777 Mariners Island Blvd.     of the Board
 San Mateo, CA 94404                and Trustee

                                         President, Chief Executive Officer
                                         and Director, Franklin Resources,
                                         Inc.; Chairman of the Board and
                                         Director, Franklin Advisers, Inc.,
                                         Franklin Advisory Services, Inc.,
                                         Franklin Investment Advisory
                                         Services, Inc. and Franklin
                                         Templeton Distributors, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Services, Inc., Franklin
                                         Templeton Services, Inc. and General
                                         Host Corporation (nursery and craft
                                         centers); and officer and/or
                                         director or trustee, as the case may
                                         be, of most of the other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 53 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

*Rupert H. Johnson, Jr. (57)  President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President and
                                         Director, Franklin Resources, Inc.
                                         and Franklin Templeton Distributors,
                                         Inc.; President and Director,
                                         Franklin Advisers, Inc.; Senior Vice
                                         President and Director, Franklin
                                         Advisory Services, Inc. and Franklin
                                         Investment Advisory Services, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Servies, Inc.; and officer
                                         and/or director or trustee, as the
                                         case may be, of most other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68) Trustee
 20833 Stevens Creek Blvd.,   Suite 102
 Cupertino, CA 95014

                                         General Partner, Peregrine
                                         Associates and Miller & LaHaye,
                                         which are General Partners of
                                         Peregrine Ventures and Peregrine
                                         Ventures II (venture capital firms);
                                         Chairman of the Board and Director,
                                         Quarterdeck Corporation (software
                                         firm); Director, Fischer Imaging
                                         Corporation (medical imaging
                                         systems) and Digital Transmission
                                         Systems, Inc. (wireless
                                         communications); and director or
                                         trustee, as the case may be, of 26
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman, White River Corporation
                                         (financial services); Director, Fund
                                         American Enterprises Holdings, Inc.,
                                         MCI Communications Corporation, CCC
                                         Information Services Group, Inc.
                                         (information services), MedImmune,
                                         Inc. (biotechnology), Shoppers
                                         Express (home shopping), and
                                         Spacehab, Inc. (aerospace services);
                                         and director or trustee, as the case
                                         may be, of 49 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds; formerly Chairman,
                                         Hambrecht and Quist Group, Director,
                                         H & Q Healthcare Investors, and
                                         President, National Association of
                                         Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404                Financial Officer

                                         Senior Vice President, Chief
                                         Financial Officer and Treasurer,
                                         Franklin Resources, Inc.; Executive
                                         Vice President and Director,
                                         Templeton Worldwide, Inc.; Executive
                                         Vice President, Chief Operating
                                         Officer and Director, Templeton
                                         Investment Counsel, Inc.; Senior
                                         Vice President and Treasurer,
                                         Franklin Advisers, Inc.; Treasurer,
                                         Franklin Advisory Services, Inc.;
                                         Treasurer and Chief Financial
                                         Officer, Franklin Investment
                                         Advisory Services, Inc.; President,
                                         Franklin Templeton Services, Inc.;
                                         Senior Vice President,
                                         Franklin/Templeton Investor
                                         Services, Inc.; and officer and/or
                                         director or trustee, as the case may
                                         be, of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior Vice President and General
                                         Counsel, Franklin Resources, Inc.;
                                         Senior Vice President, Franklin
                                         Templeton Services, Inc. and
                                         Franklin Templeton Distributors,
                                         Inc.; Vice President, Franklin
                                         Advisers, Inc. and Franklin Advisory
                                         Services, Inc.; Vice President,
                                         Chief Legal Officer and Chief
                                         Operating Officer, Franklin
                                         Investment Advisory Services, Inc.;
                                         and officer of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Charles E. Johnson (41) Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior Vice President and Director,
                                         Franklin Resources, Inc.; Senior
                                         Vice President, Franklin Templeton
                                         Distributors, Inc.; President and
                                         Director, Templeton Worldwide, Inc.;
                                         President, Chief Executive Officer,
                                         Chief Investment Officer and
                                         Director, Franklin Institutional
                                         Services Corporation; Chairman and
                                         Director, Templeton Investment
                                         Counsel, Inc.; Vice President,
                                         Franklin Advisers, Inc.; officer
                                         and/or director of some of the
                                         subsidiaries of Franklin Resources,
                                         Inc.; and officer and/or director or
                                         trustee, as the case may be, of 36
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404                Accounting Officer

                                         Employee of Franklin Advisers, Inc.;
                                         Senior Vice President, Franklin
                                         Templeton Services, Inc.; and
                                         officer of 34 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales Manager, Franklin Templeton
                                         Distributors, Inc.; and officer of
                                         29 of the investment companies in
                                         the Franklin Templeton Group of
                                         Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                         NUMBER OF BOARDS
                                              TOTAL FEES  IN THE FRANKLIN
                                  TOTAL FEESRECEIVED FROM THETEMPLETON GROUP
                                   RECEIVEDFRANKLIN TEMPLETONOF FUNDS ON WHICH
        NAME                      FROM TRUST*GROUP OF FUNDS**EACH SERVES***
        Frank H. Abbott, II.......  $15,100    $165,236         28
        Harris J. Ashton..........    5,100     343,591         52
        S. Joseph Fortunato.......    5,100     360,411         54
        David Garbellano..........    4,800     148,916         27
        Frank W.T. LaHaye.........    4,800     139,233         26
        Gordon S. Macklin.........    5,100     335,541         49

*For the fiscal year ended April 30, 1997. **For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially approximately 5,010.619 shares, or less than 1% of the Fund's total outstanding shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and Services Provided. The Fund's investment manager is Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

Under an agreement with Advisers, TICI is the Fund's sub-advisor. TICI provides Advisers with investment management advice and assistance. TICI also provides a continuous investment program for the Fund, including allocation of the Fund's assets among the various securities markets of the world and investment research and advice with respect to secutities and investments and cash equivalents in the Fund.

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the value of its average daily net assets up to and including $100 million; 0.50 of 1% of the value of its average daily net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of its average daily net assets over $250 million. The fee is computed at the close of business on the last business day of each month. Under the sub-advisory agreement, Advisers pays TICI a sub-advisory fee, in U.S. dollars, equal to an annual rate of 0.3125 of 1% of the Fund's average daily net assets up to and including $100 million; 0.25 of 1% of the value of the Fund's average daily net assets over $100 million up to and including $250 million; and .225 of 1% of the value of the Fund's average daily net assets over $250 million. This fee is not a separate expense of the Fund but is paid by Advisers from the management fees it receives from the Fund.


TICI will pay all expenses incurred in connection with its activities under the subadvisory agreement with Advisers other than the cost of securities purchased for the Fund, including brokerage commissions in connection with such purchases.


For the period ended April 30, 1995, and for the fiscal years ended April 30, 1996 and 1997, management fees, before any advance waiver, totaled $32,160, $58,092 and $129,938, respectively. Under an agreement by Advisers to waive its fees, the Fund paid no management fees for the same periods. For the same periods, Advisers paid TICI no sub-advisory fees. Management Agreements. The management and sub-advisory agreements are in effect until February 28, 1998. They may continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to either agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act. The sub-advisory agreement may be terminated without penalty at any time by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or by either Advisers or TICI on not less than 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended April 30, 1995, 1996, 1997, the Fund paid brokerage commissions totaling $757, $985 and $2,435, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, shares may be offered with the following schedule of sales charges:

                                 SALES
SIZE OF PURCHASE - U.S. DOLLARS CHARGE
Under $30,000....................  3%
$30,000 but less than $100,000...  2%
$100,000 but less than $400,000..  1%
$400,000 or more.................  0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.


Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Fund shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-

financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisor concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of the Fund's shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount you received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.

Gain realized by the Fund from any transactions entered into after April 30, 1993, that are deemed to be "conversion transactions" under the Code and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined by the Code as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction and any one of the following criteria are met: 1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future; 2) the transaction is an applicable straddle; 3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or 4) the transaction is specified in Treasury regulations to be promulgated in the future. The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or Section 263(g) of the Code concerning capitalized carrying costs.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within ninety (90) days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

The Fund's investment in options, futures and forward contracts, including transactions involving actual or deemed short sales, foreign exchange gains or losses, and structured products are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect both the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option, future or forward contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

The Fund will monitor its transactions in options and futures contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency-denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are generally subject to section 988 of the Code which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn its distributions to shareholders.

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than three months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Under current law, nondirectly-related gains arising from foreign currency positions or instruments held for less than three months are treated as derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% test described above or be deemed to be derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its interest rate and currency swaps to the extent necessary to comply with these requirements.

If the Fund owns shares in a foreign corporation that is a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any federal income tax paid by the Fund as a result of its ownership of shares of a PFIC will not give rise to a deduction or credit to the Fund or to you. A PFIC means any foreign corporation if, for the taxable year involved, either
(i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."


On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to you even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.


THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the period ended April 30, 1995, and for the fiscal years ended April 30, 1996 and 1997 were $35,219, $86,370, and $330,506, respectively. After allowances to dealers, Distributors retained $987, $5,531, and $23,568 in net underwriting discounts and commissions, and received $0, $399, and $0 in connection with redemptions or repurchases of shares, for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN


The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought.
In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $65,613 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $33,351.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year period and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The Fund's average annual total return for the one-year and from inception (May 24,1994) periods ended April 30, 1997, was 7.84% and 11.10%, respectively.


These figures were calculated according to the SEC formula:
                   n
             P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years



ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods at the end of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return over one-year and from inception periods. The Fund's cumulative total return for the one-year and from inception periods ended April 30, 1997, was 7.84% and 35.87%, respectively.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The Fund's yield for the 30-day period ended April 30, 1997, was 7.19%.


This figure was obtained using the following SEC formula:

                           6
     Yield = 2 [( a-b + 1 )  - 1]
                 -----
                   cd

where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of the Fund. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains and is calculated over a different period of time. The Fund's current distribution rate for the 30-day period ended April 30, 1997, was 7.94%.


VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.


i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.


l) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholder of the Fund, beneficial or of record, was as follows:


NAME AND ADDRESS            SHARE AMOUNT     PERCENTAGE


Franklin Resources, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, CA              666,597.235          13.9%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

CD - Certificate of deposit


Class I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter.


Franklin Templeton Funds - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Anuuity Fund, and Templeton Variable Products Series Fund.


Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator


Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent


Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

Offering Price - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.25%


Prospectus - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TICI - Templeton Investment Counsel, Inc., the Fund's sub-advisor

U.S. - United States


We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

Moody's

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.


194 SAI 09/97








FRANKLIN MIDCAP GROWTH FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN



TABLE OF CONTENTS                                                PAGE

How does the Fund Invest its Assets?...........................  2

What are the Fund's Potential Risks?...........................  5

Investment Restrictions........................................  7

Officers and Trustees..........................................  9

Investment Management
 and Other Services............................................ 12

How does the Fund Buy
 Securities for its Portfolio?................................. 13

How Do I Buy, Sell and
 Exchange Shares?.............................................. 14

How are Fund Shares Valued?.................................... 17

Additional Information on
 Distributions and Taxes....................................... 18

The Fund's Underwriter......................................... 20

How does the Fund  Measure Performance?........................ 24

Miscellaneous Information...................................... 25

Financial Statements........................................... 25

Useful Terms and Definitions................................... 25

Appendix

 Description of Ratings........................................ 26

WHEN READING THIS SAI, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED UNDER "USEFUL TERMS AND DEFINITIONS."

The Franklin MidCap Growth Fund (the "Fund") is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in equity securities of medium capitalization companies that have a market capitalization range between $200 million and $5 billion.

The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


OPTIONS. The Fund may buy or write put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. The Fund may also buy call options on stock indices. Options written by the Fund will be for portfolio hedging purposes.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction." This is done by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The Fund may buy put options on securities to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

The Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale of futures contracts based upon financial indices ("financial futures"). The financial futures contract obligates the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.

Although futures contracts call for the actual delivery or acquisition of the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the cash. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy and, to the extent consistent therewith, to accommodate cash flows. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the margin deposits on its existing futures and related options positions, and premiums paid for related options, would exceed 5% of the market value of the Fund's total assets. In instances involving the purchase of futures contracts or related call options, money market instruments equal to the market value of the futures contract or related option will be deposited in a segregated account with the Fund's custodian bank to collateralize long positions.

The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security.


STOCK INDEX FUTURES. The Fund may buy and sell stock index futures contracts. These contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.


The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell call and put options on stock index futures to hedge against risks of marketside price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.


FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.


Securities Industry Related Investments. To the extent it is consistent with its investment objective and certain limitations under the 1940 Act, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, the Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities related business must be investment grade as determined by the Board. The Fund does not believe that these limitations will impede the attainment of its investment objective.

OTHER INVESTMENT POLICIES OF THE FUND

LOANS OF PORTFOLIO SECURITIES. As noted in the Prospectus, subject to certain conditions, the Fund may loan up to 20% of its total assets to qualified Securities Dealers or other institutional investors. Any voting rights the securities may have may pass to the borrower during the term of the loan. Loans are typically subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Where matters are submitted to the vote of the security holders of a portfolio company and such matters would materially affect the Fund, the Fund will either terminate the loan or it will have provided other means to permit it to vote such securities.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Generally an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Notwithstanding this limitation, the Board has authorized the Fund to invest in certain restricted securities that are considered to be liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


DIVERSIFICATION. As a diversified investment company under the 1940 Act, the Fund may not, with respect to 75% of its total assets, buy the securities of any one issuer (except U.S. government securities) if more than 5% of its total assets will be invested in the securities of any single issuer.


CONVERSION TO A MASTER/FEEDER STRUCTURE

The Fund currently invests directly in securities. Certain Franklin Templeton Funds, however, are "feeder funds" in a master/feeder fund structure. This means they invest their assets in a "master fund" that, in turn, invests its assets directly in securities. The Fund's investment objective and other fundamental policies allow it to invest either directly in securities or indirectly in securities through a master fund. In the future, the Board may decide to convert the Fund to a master/feeder structure. If this occurs, your purchase of Fund shares will be considered your consent to a conversion and we will not seek further shareholder approval. We will, however, notify you in advance of the conversion. If the Fund converts to a master/feeder structure, its fees and total operating expenses are not expected to increase.


WHAT ARE THE FUND'S POTENTIAL RISKS?


OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stocks and stock indices, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or securities correlate with price movements in the relevant portion of the Fund's securities. Inasmuch as the Fund's securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities that would result in a loss on both hedged securities and the hedging instrument. Accordingly, successful use by the Fund of options on stocks and stock indexes, stock index futures, financial futures and related options will be subject to Advisers' ability to correctly predict movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


Positions in stocks and stock indices, stock index futures, financial futures and related options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the option or future.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a covered put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value and, to the extent consistent therewith, to accommodate cash flows. The Fund expects that in the normal course it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of these positions without a corresponding purchase of securities.


HIGH YIELD SECURITIES. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Borrow money or mortgage or pledge any of its assets, except it may borrow up to 10% of its total assets (including the amount borrowed) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency purposes and may pledge its assets in connection with these borrowings. The Fund may borrow from banks, other Franklin Templeton Funds or other persons to the extent permitted by applicable law. The Fund will not make any additional investments while borrowings exceed 5% of its total assets.

 2. Loan money, except as is consistent with the Fund's investment objective, and except that the Fund may (a) buy a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements, (c) lend its portfolio securities, and (d) participate in an interfund lending program with other Franklin Templeton Funds to the extent permitted by the 1940 Act and any rules or orders thereunder.

 3. Invest in any company for purposes of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 4. Buy any securities on margin or sell any securities short, except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 6. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 7. Underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. This does not preclude the Fund from obtaining short-term credit necessary for the clearance of purchases and sales of its portfolio securities.

 8. Buy or sell securities to the Fund's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Fund, one or more of the Fund's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

 9. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.

10. Buy or sell commodities or commodity contracts, except that the Fund may enter into financial futures contracts, including stock index futures, and options on stock index futures, or interests in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction). The Fund's restriction against investment in interests in oil, gas, or other mineral leases, exploration or development does not include publicly traded equity securities.

To comply with a certain state's staff guidelines, the Fund does not intend to invest more than 5% of its total assets in options, puts, calls, straddles, spreads, or any combination thereof that is not for hedging purposes.

It is the present policy of the Fund, which may be changed without shareholder approval, not to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, or combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions. To the extent permitted by exemptions granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates. The Fund may not invest in excess of 5% of its total assets, valued at the lower of cost or market, in warrants, nor more than 2% of its total assets in warrants not listed on either the New York or American Stock Exchange.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).



                         Positions and Offices    Principal Occupation
 Name, Age and Address   with the Trust           During Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive  Vice  President,  Secretary
                                         and Director, Franklin Resources, Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  54  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)     Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman
 777 Mariners Island Blvd.    of the Board
 San Mateo, CA 94404          and Trustee

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may   be,   of   most   of  the   other
                                         subsidiaries  of  Franklin   Resources,
                                         Inc.  and  of  57  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)       Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,    Inc.;    Executive   Vice
                                         President,  Chief Operating Officer and
                                         Director, Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 57 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41)      Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,  Chief Executive Officer and
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer
 777 Mariners Island Blvd.    and Principal
 San Mateo, CA 94404          Accounting
                              Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales Manager,   Franklin     Templeton
                                         Distributors,  Inc.;  and officer of 29
                                         of  the  investment  companies  in  the
                                         Franklin Templeton Group
                                         of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                           Total Fees          Number of
                                          Received from      Boards in the
                             Total Fees   the Franklin    Franklin Templeton
                           Received from  Templeton Group     of Funds on
 Name                        the Trust*   Group of Funds** Which Each Serves***
 Frank H. Abbott, III ...... $5,100         $165,236             28
 Harris J. Ashton ..........  5,100          343,591             52
 S. Joseph Fortunato.......   5,100          360,411             54
 David W. Garbellano.......   4,800          148,916             27
 Frank W. T. LaHaye........   4,800          139,233             26
 Gordon S. Macklin.........   5,100          335,541             49

*For the fiscal year ended April 30, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.65% of the Fund's average daily net assets. The fee is computed at the close of business on the last business day of each month.

For the fiscal years ended April 30, 1995, 1996 and 1997, management fees, before any advance waiver, totaled $33,417, $42,906 and $68,022, respectively. Under an agreement by the investment manager to waive its fees, the Fund paid no management fees for the fiscal years ended April 30, 1995 and 1996 and management fees totaling $68,022 for the fiscal year ended April 30, 1997.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

PRIOR SERVICES. Before January 2, 1996, Franklin Institutional Services Corporation ("FISCO"), a wholly owned subsidiary of Resources, served as the Fund's investment manager under a management agreement with the Fund that provided for the payment of management fees by the Fund equal to 0.65% annually of its average daily net assets. FISCO employed its affiliate, Templeton Quantitative Advisors, Inc. ("TQA"), to implement some of the investment activities of the Fund. TQA's fees were paid fully by FISCO.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $13,736, $0 and $23,231, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, shares may be offered with the following schedule of sales charges:


                                                 SALES
SIZE OF PURCHASE - U.S. DOLLARS                 CHARGE
------------------------------------------------------
Under $30,000 ..............................       3%
$30,000 but less than $50,000...............     2.5%
$50,000 but less than $100,000..............     2.0%
$100,000 but less than $200,000.............     1.5%
$200,000 but less than $400,000.............     1.0%
$400,000 or more............................       0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Fund shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION
ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

 1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


 2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, if you are a corporate shareholder, all or a portion of the income distributions paid by the Fund may be treated as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to you which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's Annual Report to Shareholders.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund to you as a dividend will not qualify for the dividends-received deduction.

If you are a corporate shareholder, you should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held by you (or deemed held by you) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by you is directly attributable to your investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in your tax basis in Fund shares, under certain circumstances, if the shares have been held for less than two years. If your investment in the Fund is "debt financed" for these tax purposes you should consult with your tax advisor concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December, but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis.

Any loss you realize on the redemption of shares within six months from the date you purchased them will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during the six-month period.

The Fund's investment in options, futures, and forward contracts, including transactions involving actual or deemed short sales are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options and futures entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contacts and certain foreign currency contacts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code, if any) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of its shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option, future, or forward contract that substantially diminishes its risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of the Fund's portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its gross income may be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options and futures transactions. The Fund will monitor transactions in such contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, there were no aggregate underwriting commissions for the fiscal years ended April 30, 1995 and 1996. In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal year ended April 30, 1997, were $140,519. After allowances to dealers, Distributors retained $16,023 in net underwriting discounts and commissions for the fiscal year ended April 30, 1997. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN


The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares. In addition, the Fund is permitted to pay Distributors up to an additional 0.10% per year of its average daily net assets for reimbursement of distribution expenses.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $30,661 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $13,418.

HOW DOES THE FUND
MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The Fund's average annual total return for the one-year period ended April 30, 1997, and for the period from inception (August 17, 1993) to April 30, 1997, was 1.69% and 12.37%, respectively.


These figures were calculated according to the SEC formula:

                   n
             P(1+T) = ERV

where:

P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods at the end of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return over one-year and from inception periods. The Fund's cumulative total return for the one-year period ended April 30, 1997, and for the period from inception (August 17, 1993) to April 30, 1997, was 1.69% and 54.01%,
respectively.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) (Industrial Average), 15 utilities company stocks (Dow Jones(R) Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) The Wilshire 4500 Equity Index - a market value-weighted index of all U.S. common equity securities with readily available price data (excluding the S&P 500 securities which together with the 4500 comprise the Wilshire 5000). It is a total return index with dividends reinvested.

f) The Wilshire Mid Cap 750 - overlaps both the top 750 and next 1750 of the Wilshire 2500 universe (the top 2500 companies and 99% of the market capitalization of the Wilshire 5000). Wilshire includes companies that have market capitalizations ranging from $300 million to $1.3 billion. The portfolio contains from 125 to 500 securities.

g) The Russell Midcap Index - is composed of medium and medium/small companies with capitalization of $350 million to $3.25 billion. The 800 companies are taken from the Russell 3000 Index. Russell has generated monthly returns back to 1979. Russell reconstitutes the index every June 30, based on May 31 market capitalization. Weights are based on market capitalization, adjusted for corporate cross-ownership and large private holdings. The index is reconstituted annually since 1989.


h) The Russell 2000 Index - consists of the 2,000 smallest securities in the Russell 3000 Index. Representing approximately 11% of the Russell 3000 total market capitalization, this is Russell's Small Cap Index.

i) The Russell 2500 Index - consists of the bottom 500 securities in the Russell Index, as ranked by total market capitalization, and all 2,000 securities in the Russell 2000 Index. This Index is a good measure of small to medium-small stock performance.

j) The Russell 3000 Index - consists of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


k) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

l) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


m) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


n) Valueline Index - an unmanaged index which follows the stock of approximately 1700 companies.

o) Consumer Price Index - (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


p) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

q) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.

r) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


Total Return Performance - The example below may be used to illustrate the Fund's performance, when compared to the total return of the Wilshire 5000 Index, Standard and Poor's 500 Index and the Standard and Poor's Midcap Index:



Annual Performance from 1988 through 1996

                       S&P         S&P      WILSHIRE
                       500       MIDCAP       5000
------------------------------------------------------
1988.............     16.61       20.89       17.94
1989.............     31.69       35.52       29.17
1990.............     -3.10       -5.13       -6.18
1991.............     30.47       50.10       34.28
1992.............      7.62       11.91        8.97
1993.............     10.08       13.95       11.28
1994.............      1.32       -3.58       -0.06
1995.............     37.58       30.94       36.44
1996.............     22.96       19.20       21.21


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholder of the Fund, beneficial or of record, was as follows:

NAME AND ADDRESS                 SHARE AMOUNT    PERCENTAGE
Franklin Resources, Inc.           603,491           56%
Attn. Corporate Accounting
1147 Chess Drive
Foster City, CA
94404-1102


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


The organization expenses attributable to the Fund may be amortized on a straight line basis over a period of five years from the effective date of the registration statement covering its shares. New investors buying shares of the Fund after the effective date of its registration statement under the Securities Act of 1933 will therefore bear such expenses during the amortization period only as such charges are accrued daily against investment income.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%.

PROSPECTUS - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations


196 SAI 09/97


FRANKLIN GLOBAL UTILITIES FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS

How does the Fund Invest its Assets?........................  2

What are the Fund's Potential Risks? .......................  8

Investment Restrictions..................................... 16

Officers and Trustees....................................... 17

Investment Management
 and Other Services ........................................ 21

How does the Fund Buy
 Securities for its Portfolio? ............................. 22

How Do I Buy, Sell and Exchange Shares?..................... 23

How are Fund Shares Valued?................................. 26

Additional Information on
 Distributions and Taxes.................................... 27

The Fund's Underwriter...................................... 30

How does the Fund Measure Performance?...................... 31

Miscellaneous Information .................................. 34

Financial Statements ....................................... 35

Useful Terms and Definitions ............................... 35

Appendix

 Description of Ratings..................................... 35

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Global Utilities Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is to seek to provide total return without incurring undue risk. The Fund seeks to achieve its objective by investing at least 65% of its total assets in securities issued by companies that are, in the opinion of Advisers, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telephone communications, cable and other pay television services, wireless telecommunications, gas or water.

The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


CONVERTIBLE SECURITIES. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

LOANS OF PORTFOLIO SECURITIES. As noted in the Prospectus, the Fund may lend its portfolio securities to qualified securities dealers or other qualified institutional investors in amounts not to exceed one-third of the value of the Fund's total assets. Any voting rights the loaned securities have may pass to the borrower during the term of the loan. Loans are typically subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Where matters are submitted to the vote of the security holders of a portfolio company and such matters would materially affect the Fund, the Fund will either terminate the loan or it will provide for other means to allow it to vote the securities.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued it. Subject to this limitation, the Board has authorized the Fund to invest in restricted securities where the investment is consistent with the Fund's investment objective and has authorized the securities to be considered to be liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. For example, these may include restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. When determining if a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the marketplace trades (e.g., the time needed to sell the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The Fund intends to limit its investments in illiquid securities, including illiquid securities with legal or contractual restrictions on resale and securities that are not readily marketable, to 10% of the Fund's net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements under which the Fund may purchase securities with payment and delivery scheduled for a future time. These transactions are subject to market fluctuation and the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy these securities on a when-issued basis with the intention of acquiring such securities, it may sell the securities before the settlement date if it is deemed advisable. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in "when-issued" purchase obligations.


OPTIONS, FUTURES, FORWARD CONTRACTS AND RELATED OPTIONS


The Fund may engage in various portfolio strategies to seek to hedge its portfolio against adverse movements in the equity, debt and currency markets. The Fund may deal in forward foreign currency exchange transactions and foreign currency options and futures and options on such futures. The Fund may also write (i.e., sell) covered put and call options on its portfolio securities, buy put and call options on securities and engage in transactions in stock index options and financial futures, including stock and bond index futures and related options on such futures. Although certain risks are involved in options and futures transactions (as discussed below and in "What are the Fund's Potential Risks? - Options, Futures and Options on Futures"), Advisers believes that, because the Fund will write only covered options on portfolio securities, and engage in other options and futures transactions only for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. While the Fund's use of hedging strategies is intended to reduce the volatility of the Net Asset Value of Fund shares, the Fund's Net Asset Value will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movement in the equity, debt and currency markets occurs.

The Fund's transactions in options, futures contracts, and forward contracts may be limited by the requirements of the Code for qualification as a regulated investment company. These transactions are also subject to special tax rules that may affect the amount, timing, and character of certain distributions to shareholders. For more information, please see "Additional Information on Distributions and Taxes."

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("Forward Contract(s)") to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies or to enhance income. A Forward Contract is an obligation to buy or sell a specific currency for an agreed price at a future date and is individually negotiated and privately traded by currency traders and their customers.

The Fund may enter into a Forward Contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. Additionally, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. Similarly, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount.

To limit potential risks in connection with the purchase of currency under Forward Contracts, cash, cash equivalents or readily marketable high grade debt securities equal to the amount of the purchase will be held aside or in a segregated account with the Fund's custodian bank to be used to pay for the commitment, or the Fund will cover any commitments under these contracts to sell currency by owning the underlying currency (or an absolute right to acquire the currency). The segregated account will be marked-to-market on a daily basis.


Forward Contracts may limit the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into Forward Contracts.


FOREIGN CURRENCY FUTURES. The Fund may buy and sell foreign currency futures contracts to hedge against changes in the level of future currency rates. These contracts involve an agreement to buy or sell a specific currency at a future date at a price set in the contract. The Fund will not buy such contracts if more than 5% of the Fund's assets are then invested as initial or variation margin deposits on such contracts or related options. Assets will be held aside or in a segregated account with the Fund's custodian bank as required to cover the Fund's obligations under its foreign currency futures contracts.

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write put and call options on foreign currencies traded on U.S. and foreign exchanges or over-the-counter, for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities or other assets to be acquired. As with other kinds of options, the writing of an option on foreign currency will only be a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of buying a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of buying a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


The Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high grade liquid debt securities in a segregated account with its custodian bank.

The Fund also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's custodian bank, cash or U.S. government securities or other high grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

OPTIONS AND FINANCIAL FUTURES. The Fund may write covered put and call options and buy put and call options on stocks, stock indices and bonds that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell futures and options on futures with respect to stock and bond indices. Additionally, the Fund may engage in "close-out" transactions with respect to futures and options. The Fund will not enter into any futures contract or related options (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets (taken at current value). The Fund will not engage in any securities options or securities index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets.

WRITING CALL OPTIONS. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


With regard to certain options, the writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since, the writer may be assigned an exercise notice at any time before the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.


The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is done by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. A writer may not effect a closing purchase transaction, however, after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


Effecting a closing transaction in the case of a written call option will allow the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will allow the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction before or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

BUYING CALL OPTIONS. The Fund may buy call options on securities that it intends to purchase in order to limit the risk of a substantial increase in the market price of such security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Before its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus related transaction costs.

WRITING PUT OPTIONS. The Fund may write covered put options. The Fund, however, does not currently intend to do so.

A put option  gives the buyer of the  option  the right to sell,  and the writer
(seller) the obligation to buy, the underlying security at the exercise price during the option period. The option may be exercised at any time before its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


If the Fund writes put options, it will do so on a covered basis. This means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding. The rules of the clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price. The Fund would generally write covered put options when Advisers wants to buy the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In this event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

BUYING PUT OPTIONS. The Fund may buy a put option on an underlying security or currency owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency (a "protective put"). Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when Advisers deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.


The Fund may also buy put options at a time when the Fund does not own the underlying security or currency. By buying put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


The Fund will commit no more than 5% of its assets to premiums when buying put options. The premium paid by the Fund when buying a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Net Asset Value per share of the Fund is computed. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

OVER-THE-COUNTER ("OTC") OPTIONS. The Fund intends to write covered put and call options and buy put and call options that trade in the over-the-counter market to the same extent that it will engage in exchange traded options. OTC options, however, differ from exchange traded options in certain material respects.


OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options are available, however, for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.


The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options and "cover" assets as subject to the Fund's limitation on illiquid securities. (See "How does the Fund Invest its Assets? - Illiquid Investments" in the Prospectus.)


OPTIONS ON STOCK INDICES. The Fund may buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.


FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of securities and in such contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.


Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.


The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. To the extent the Fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.


STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.


OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell call and put options on stock index futures to hedge against risks of market-side price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Fund may purchase and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index which may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions.


The Fund also may buy and write put and call options on bond index futures and enter into closing transactions with respect to such options.


FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

WHAT ARE THE FUND'S POTENTIAL RISKS?


UTILITY INDUSTRIES

Utility companies in the U.S. and in foreign countries are generally subject to regulation. In the U.S., most utility companies are regulated by state and/or federal authorities. This regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Prices are also regulated, with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of utility industries is evolving both in the U.S. and in foreign countries. Changes in regulation in the U.S. increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. Furthermore, Advisers believes that the emergence of competition will result in utility companies potentially earning more than their traditional regulated rates of return. Although certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable. Advisers seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulation may or may not be comparable to that in the U.S. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S.


The Fund's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, Advisers believes that in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and also in more mature economies. In addition, the economic unification of European markets is expected to improve economic growth, reduce costs and increase competition in Europe, which will result in opportunities for investment by the Fund in European utility industries. Of course, there is no assurance that these favorable developments will occur or that investment opportunities for the Fund in foreign markets will increase.


The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Advisers takes into account anticipated economic growth rates and other economic developments when selecting securities of utility companies. Further descriptions of some of the anticipated opportunities and risks of specific segments within the global utility industries are set forth below.

ELECTRIC. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies in general have recently been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies recently have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowing needed for capital construction programs, costs associated with compliance with environmental, nuclear and other safety regulations and changes in the regulatory climate. For example, in the U.S., the construction and operation of nuclear power facilities are subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that regulators may disallow inclusion of these costs in rate authorizations.

TELEPHONE COMMUNICATIONS. The telephone communications industry is a distinct utility industry segment that is subject to different risks and opportunities. Companies that provide telephone services and access to telephone networks compose the largest portion of this segment. The telephone industry is large and highly concentrated. Telephone companies in the U.S. are still experiencing the effects of the break-up of American Telephone & Telegraph Company, which occurred in 1984. Since that time the number of local and long-distance companies and the competition among such companies has increased. In addition, since 1984, companies engaged in telephone communication services have expanded their nonregulated activities into other businesses, including cellular telephone services, cable television, data processing, equipment retailing and software services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than have been allowed in traditional regulated businesses. Increasing competition and other structural changes, however, could adversely affect the profitability of such utilities.

CABLE AND OTHER PAY TELEVISION SERVICES. Cable and pay television companies produce and distribute programming over private networks. Cable television continues to be a growth industry throughout most of the world. The industry is regulated in most countries, but regulation is typically less restrictive than regulation of the electric and telephone utility industries. Cable companies usually enjoy local monopolies, although emerging technologies and pro-competition legislation are presenting substantial challenges to these monopolies and could slow growth rates.

WIRELESS TELECOMMUNICATIONS. The wireless telecommunications segment includes those companies that provide alternative telephone and communications services. These technologies may include: cellular, paging, satellite, microwave and private communication networks, and other emerging technologies. The wireless telecommunications industry is in the early development stage and is characterized by emerging, rapidly growing companies.

GAS. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the U.S., interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruption in the oil industry and have also been affected by increased concentration and competition.

WATER. Water supply utilities are companies that collect, purify, distribute and sell water. In the U.S. and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.


GENERAL. There can be no assurance that the positive developments noted above, including those relating to business growth and changing regulation, will occur or that risk factors, other than those noted above, will not develop in the future.


FOREIGN RISK

POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in that country.

ILLIQUID SECURITIES. The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of these individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to that country and could cause the loss of the Fund's investment in those countries.


FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries require governmental approval before investments by foreign persons, limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. Some countries also require governmental approval for the repatriation of investment income, capital or the proceeds of securities sold by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Many of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, Advisers may take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists.

CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's Net Asset Value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and you should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies (the "spread"). Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could either result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible gain to the buyer. Advisers will consider such difficulties when determining the allocation of the Fund's assets, although Advisers does not believe that these difficulties will have a material adverse effect on the Fund's portfolio trading activities.

DEVELOPING MARKETS. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in companies in developed countries. These risks include (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v) foreign taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence, until recently in certain Eastern European countries and Russia, of a capital market structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in Eastern Europe and Russia may be slowed or reversed by unanticipated political or social events in such countries; (ix) restrictions which may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; and (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. These risks include: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's unique system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyperinflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the Russian government or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian companies, including large amounts of inter-company debt that may create a payments crisis on a national scale; (i) dependency on exports and the corresponding importance of international trade;
(j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (k) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets, as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian issuers deemed suitable by Advisers. Further, this could cause a delay in the sale of Russian securites by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Non-U.S. Taxes. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing the Fund's net investment income.


OPTIONS, FUTURES AND OPTIONS ON FUTURES


The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on securities and stock indexes, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or underlying debt securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as such securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by the Fund of options on securities and stock indexes, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.


Positions in stock index and securities options, stock index futures and financial futures and related options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. If the Fund were unable to close out a futures or option position, and if prices moved adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and, if the Fund had insufficient cash, it might have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the stocks underlying futures or options contracts it holds. The inability to close options or futures positions could also have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.


There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of a put or call option might also find it difficult to terminate its position on a timely basis in the absence of a liquid secondary market.


The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.


The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.


Although the Fund believes that the use of futures contracts will benefit the Fund, if Advisers' investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in these situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. The Fund expects that normally it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of these positions without a corresponding purchase of securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In this event, the Fund's ability to use forward contracts may be restricted. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of, or rates of return on, the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time, poor correlation may exist between movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FOREIGN CURRENCY FUTURES. By entering into these contracts, the Fund is able to protect against a loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency occurring between the trade and settlement dates of the Fund's securities transaction. These contracts also tend to limit the potential gains that might result from a positive change in such currency relationships.


OPTIONS ON FOREIGN CURRENCIES. Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.


Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on these exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


In addition, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in, or the prices of, foreign currencies. The value of these positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) less trading volume.

HIGH YIELDING, FIXED-INCOME SECURITIES

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

At fiscal year end, April 30, 1997, none of the securities in the Fund's portfolio were in default on their contractual provisions.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


 1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors, or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

 2. Borrow money or mortgage or pledge any of its assets, except in the form of reverse repurchase agreements or from banks for temporary or emergency purposes in an amount up to 33% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 3. Underwrite securities of other issuers (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities) or invest more than 5% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws) or which are not readily marketable, if more than 15% of the Fund's total assets would be invested in such companies;


4. Invest in securities for the purpose of exercising management or control of the issuer;


 5. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interests issued by limited partnerships (other than publicly traded equity securities), in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof;


 6. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes). The Fund does not currently intend to employ this investment technique;

 7. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts (the Fund may, however, invest in marketable securities issued by real estate investment trusts);


 8. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. Pursuant to available exemptions from the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates;


 9. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if, to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities;

10. Concentrate in any industry, except that the Fund will invest at least 25% of total assets in the equity and debt securities issued by domestic and foreign companies in the utilities industries; and

11. Invest more than 10% of its assets in securities of companies which have a record of less than three years continuous operation, including the operations of any predecessor companies.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to engage in joint or joint and several trading accounts in securities, except that it may: 1) participate in joint repurchase arrangements; 2) invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments); or 3) combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange. It is also the policy of the Fund that it may, consistent with its objective, invest a portion of its assets, as permitted by the 1940 Act and the rules adopted thereunder, in securities or other obligations issued by companies engaged in securities related businesses, including such companies that are securities brokers, dealers, underwriters or investment advisers.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).




                         Positions and Offices    Principal Occupation
 Name, Age and Address   with the Trust           During the Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404



                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)     Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  55  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman
 777 Mariners Island Blvd.    of the Board
 San Mateo, CA 94404          and Trustee

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin   Advisory   Services,   Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be,  of  most  other   subsidiaries  of
                                         Franklin  Resources,  Inc. and of 57 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Frank W. T. LaHaye (68) Trustee
 20833 Stevens Creek Blvd.,
 Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,  Inc.;  Director,  Executive
                                         Vice  President  and  Chief   Operating
                                         Officer,  Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 58 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                          Senior  Vice   President  and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41)      Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales  Manager,    Franklin   Templeton
                                         Distributors,  Inc.;  and officer of 29
                                         of  the  investment  companies  in  the
                                         Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                                 Number of
                                           Total Fees         Boards in the
                           Total Fees   Received from the   Franklin Templeton
                          Received from Franklin Templeton   Group of Funds on
 Name                      the Trust*    Group of Funds**  Which Each Serves***
 -----------------------------------------------------------------------------
 Frank H. Abbott, III        $5,100          $165,236              28
 Harris J. Ashton             5,100           343,591              52
 S. Joseph Fortunato          5,100           360,411              55
 David W. Garbellano          4,800           148,916              27
 Frank W.T. LaHaye            4,800           139,233              26
 Gordon S. Macklin            5,100           335,541              49

*For the fiscal year ended April 30, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 1,642 Class I shares, or less than 1% of the total outstanding Class I shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT
AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the value of average daily net assets up to and including $100 million; 0.50 of 1% of the value of average daily net assets over $100 million up to and including $250 million;
0.45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion; 0.44 of 1% of the value of average daily net assets over $10 billion up to and including $12.5 billion; 0.42 of 1% of the value of average daily net assets over $12.5 billion up to and including $15 billion; and
0.40 of 1% of the value of average daily net assets over $15 billion. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1995, 1996 and 1997, management fees totaling $737,090, $770,522 and $1,007,080, respectively, were paid to Advisers.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $74,757, $235,700 and $339,618, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.


Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.


Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:


                                  Sales
Size of Purchase - U.S. dollars  Charge
-----------------------------------------
Under $30,000...................  3.0%
$30,000 but less than $50,000...  2.5%
$50,000 but less than $100,000..  2.0%
$100,000 but less than $200,000.  1.5%
$200,000 but less than $400,000.  1.0%
$400,000 or more................   0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.


REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.


ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.


The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


GENERAL INFORMATION


If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class is not calculated. Thus, the calculation of the Net Asset Value of each class does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:


1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

As stated in the Prospectus, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be ordinary dividend income to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.


Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.


Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion that is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay such dividends, if any, in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received from the transaction, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of the sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption and exchange of Fund shares.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.


The Fund's investment in options, futures, and forward contracts, including transactions involving actual or deemed short sales, or foreign exchange gains or losses are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains (or vice versa) or short-term capital losses into long-term capital losses (or vice versa) within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option, future, or forward contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one
Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months, ("short-short income"). This requirement may limit the Fund's ability to engage in options, futures, or forward contracts and certain other hedging transactions because these transactions are often consummated in less than three months, and may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.


The Fund will monitor its transactions in options, futures and forward contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.


Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are generally subject to Section 988 of the Code which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn, its distributions to you.

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than three months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not derived with respect to the Fund's principal business of investing in stock or securities and related options or futures. Under current law, non-directly-related gains arising from foreign currency positions or instruments held for less than three months are treated as derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.

If the Fund owns shares in a foreign corporation that constitutes a passive foreign investment company (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any federal income tax paid by the Fund as a result of its ownership of shares of a PFIC will not give rise to a deduction or credit to the Fund or to you. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."


On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by a Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. Such excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to you even though the Fund has nor received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.


THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended April 30, 1995, 1996 and 1997, were $664,553, $372,584 and $456,380, respectively. After allowances to dealers, Distributors retained $76,600, $38,712 and $43,795 in net underwriting discounts and commissions for the respective years. Distributors received $4,607 in connection with redemptions or repurchases of shares for the fiscal year ended April 30, 1997. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.

THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.25% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.


The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.


THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the outstanding shares of the class. The Class I plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $522,402 and $102,886 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, respectively, of which the Fund paid Distributors $385,670 and $57,099 under the Class I and Class II plans.

HOW DOES THE FUND MEASURE PERFORMANCE?

PERFORMANCE QUOTATIONS ARE SUBJECT TO SEC RULES. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year and from inception periods and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect. The average annual total return for Class I shares for the one-year and from inception (July 2, 1992) periods ended April 30, 1997 was 7.88% and 12.94%, respectively. The average annual total return for Class II shares for the one-year and from inception (May 1, 1995) periods ended April 30, 1997, was 9.96% and 16.89%, respectively.



These figures were calculated according to the SEC formula:

          n
    P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n =number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods at the end of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-year and from inception periods. The cumulative total return for Class I shares for the one-year and from inception (July 2, 1992) periods ended April 30, 1997 was 7.88% and 79.94%, respectively. The cumulative total return for Class II shares for the one-year and from inception (May 1, 1995) periods ended April 30, 1997, was 9.96% and 36.61%, respectively.


YIELD


CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for each class for the 30-day period ended April 30, 1997, was 1.85% for Class I and 1.18% for Class II.


These figures were obtained using the following SEC formula:

                         6
     Yield = 2 [(a-b + 1)  - 1]
                     cd

where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum Offering Price per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rate for each class for the 30-day period ended April 30, 1997, was 2.53% for Class I and 2.14% for Class II.


VOLATILITY


Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications:  The Wall Street Journal, and Business Week, Changing
Times,  Financial  World,  Forbes,   Fortune,  and  Money  magazines  -  provide
performance statistics over specified time periods.


i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.




j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


PROSPECTUS - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.




U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS


MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS


MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.


S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:



A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


197 SAI 09/97




FRANKLIN SMALL CAP GROWTH FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN



TABLE OF CONTENTS

How does the Fund Invest its Assets? .........................   2

What are the Fund's Potential Risks? .........................   7

Investment Restrictions ......................................   9

Officers and Trustees ........................................  11

Investment Management
 and Other Services ..........................................  14

How does the Fund Buy
 Securities for its Portfolio? ...............................  15

How Do I Buy, Sell and Exchange Shares? ......................  16

How are Fund Shares Valued? ..................................  19

Additional Information on
 Distributions and Taxes .....................................  20

The Fund's Underwriter .......................................  22

How does the Fund
  Measure Performance? .......................................  23

Miscellaneous Information ....................................  26

Financial Statements .........................................  27

Useful Terms and Definitions .................................  27

Appendix  Description of Ratings .............................  27

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Small Cap Growth Fund (the "Fund") is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in equity securities of companies which have a market capitalization of less than $1 billion at the time of investment and by attempting to keep at least one-third of its assets invested in common stocks of companies with market capitalization of $550 million or less.


The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

This SAI describes the Fund's Class I and Class II shares. The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate SAI and prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

LOANS OF PORTFOLIO SECURITIES. As discussed in the Prospectus, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Any voting rights the securities may have, pass to the borrower during the term of the loan. Loans are typically subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. If matters are submitted to the vote of security holders of a loaned security and the matters would materially affect the Fund, the Fund will either terminate the loan or provide for other means to permit it to vote the securities.


SHORT-TERM INVESTMENTS. As stated in the Prospectus, the Fund may temporarily invest cash in short-term debt instruments. The Fund may also invest its short-term cash in shares of the Franklin Money Fund, the assets of that are managed under a "master/feeder" structure by the Fund's investment adviser. Such temporary investments will only be made with cash held to maintain liquidity or pending investment and for defensive purposes in the event of, or in anticipation of, a general decline in the market prices of stocks in which the Fund invests.


ILLIQUID SECURITIES. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Notwithstanding this limitation, the Board has authorized the Fund to invest in certain restricted securities that are considered liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed, where such investment is consistent with the Fund's investment objective may be considered liquid. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent it is consistent with its investment objective and certain limitations under the 1940 Act, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, the Fund may not acquire a security or any interest in a securities related business, to the extent the acquisition would result in the Fund acquiring in excess of i) 5% of a class of an issuer's outstanding equity securities, ii) 10% of the outstanding principal amount of an issuer's debt securities, or investing more than iii) 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities related business must be investment grade as determined by the Board.

FOREIGN SECURITIES. As noted in the Prospectus, the Fund may invest up to 25% of its total assets in foreign securities. When buying foreign securities, the Fund will ordinarily buy securities that are traded in the U.S. or buy sponsored or unsponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. A sponsored ADR is an ADR in which establishment of the issuing facility is brought about by the participation of the issuer and the depositary institution pursuant to a deposit agreement that sets out the rights and responsibilities of the issuer, the depositary and the ADR holder. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, thereby ensuring that ADR holders will be able to exercise voting rights through the depositary with respect to the deposited securities. An unsponsored ADR has no sponsorship by the issuing facility and additionally, more than one depositary institution may be involved in the issuance of the unsponsored ADR. It typically clears, however, through the Depositary Trust Company and therefore, there should be no additional delays in selling the security or in obtaining dividends. Although not required, the depositary normally requests a letter of non-objection from the issuer. In addition, the depositary is not required to distribute notices of shareholder meetings or financial information to the buyer. The Fund may also buy the securities of foreign issuers directly in foreign markets so long as, in Advisers' judgment, an established public trading market exists (that is, there are a sufficient number of shares traded regularly relative to the number of shares to be purchased by the Fund).

Any investments made by the Fund in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations, economic or monetary policies in the U.S. or abroad, or changed circumstances in dealings between nations could result in investment losses for the Fund and could adversely affect the Fund's operations. The Fund's purchase of securities in foreign countries will involve currencies of the U.S. and of foreign countries; consequently, changes in exchange rates, currency convertibility and repatriation may favorably or adversely affect the Fund. Although current regulations do not, in the opinion of Advisers, seriously limit the Fund's investment activities, if such regulations are changed in the future, they may restrict the ability of the Fund to make its investments or impair the liquidity of the Fund's investments.

Securities that are acquired by the Fund outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets if (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market or (b) current market quotations are readily available. The Fund will not acquire the securities of foreign issuers outside of the U.S. under circumstances where, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market. Investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than many U.S. securities. Notwithstanding the fact that the Fund intends to acquire the securities of foreign issuers only where there are public trading markets, investments by the Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund's portfolio and the Fund's ability to meet a large number of shareholders' redemption requests should there be economic or political turmoil in a country in which the Fund has its assets invested or should relations between the U.S. and a foreign country deteriorate markedly.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES


WRITING CALL AND PUT OPTIONS. The Fund may write (sell) covered put and call options and buy put and call options on securities and indices that trade on securities exchanges and in the over-the-counter market.


Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. A put option written by the Fund is covered if the Fund maintains cash and high grade debt securities with a value equal to the exercise price in a segregated account with its custodian bank, or holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

In the case of a call option, the writer of an option may have no control over when the underlying securities must be sold or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then current market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. A writer, however, may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Effecting a closing transaction will also permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

BUYING CALL AND PUT OPTIONS. The Fund may buy call options on securities which it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the option holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

The Fund intends to buy put options on particular securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. A put option gives the option holder the right to sell the underlying security at the option exercise price at any time during the option period. The ability to buy put options will allow the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such a sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. This gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Fund owns or has the right to acquire.

OVER-THE-COUNTER ("OTC") OPTIONS. The Fund intends to write covered put and call options and buy put and call options which trade in the over-the-counter market to the same extent that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the option holder the right to buy an underlying security from an option writer at a stated exercise price; OTC put options give the holder the right to sell an underlying security to an option writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options, however, are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS ON STOCK INDICES. The Fund may also buy call options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.


FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of securities or currencies and in such contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodities Futures Trading Commission and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.


At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.


The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities which it intends to buy. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of its initial deposits and premiums on its existing futures and related options positions would exceed 5% of the Fund's total assets (taken at current value). In instances involving the purchase of futures contracts or related call options, money market instruments equal to the market value of the futures contract or related option will be deposited in a segregated account with the custodian to collateralize such long positions.


The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities without actually buying or selling the underlying security. To the extent the Fund enters into a futures contract, it will maintain in a segregated account with its custodian bank, to the extent required by the rules of the SEC, assets to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contract.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell stock index futures contracts and options on stock index futures contracts.

A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

The Fund may buy and sell call and put options on stock index futures to hedge against risks of market-side price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index which may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions.

The Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Prior to investing in any such investment vehicle, the Fund will supplement its Prospectus, if appropriate.


WHAT ARE THE FUND'S POTENTIAL RISKS?

OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as such securities will not duplicate the components of the index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indices, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


Positions in stock index options, stock index futures and financial futures and related options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the option or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Commodities Futures Trading Commission and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.


Although the Fund believes that the use of futures contracts will benefit the Fund, if Advisers' judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. The Fund expects that in the normal course of business it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of these positions without a corresponding purchase of securities.


HIGH YIELD SECURITIES. The Fund intends to invest not more than 5% of its assets in lower rated, fixed-income securities and unrated securities of comparable quality. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Purchase the securities of any one issuer (other than obligations of the U.S., its agencies or instrumentalities) if immediately thereafter, and as a result of the purchase, the Fund would (a) have invested more than 5% of the value of its total assets in the securities of the issuer, or (b) hold more than 10% of any voting class of the securities of any one issuer;

 2. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

 3. Borrow money (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities), except in the form of reverse repurchase agreements or from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 4. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry;

 5. Underwrite securities of other issuers or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws for example, transactions between the Fund and Qualified Institutional Buyers subject to Rule 144A under the Securities Act of 1933) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 10% of the Fund's total assets would be invested in such companies;

6. Invest in securities for the purpose of exercising management or control of the issuer;

 7. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interests issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof;

 8. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes). The Fund does not currently intend to employ this investment technique;

 9. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts; (the Fund may, however, invest in marketable securities issued by real estate investment trusts);

10. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets, and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. The Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates; and

11. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer, if to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or Advisers, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to pledge, mortgage or hypothecate the Fund's assets as security for loans, and not to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms and conditions of the SEC order permitting such investments), or combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the NYSE or American Stock Exchange.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                        Positions and Offices     Principal Occupations
Name, Age and Address   with the Fund             During the Past Five Years

 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  54  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of the
 777 Mariners Island Blvd.    Board and Trustee
 San Mateo, CA 94404

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may   be,   of   most   of  the   other
                                         subsidiaries  of  Franklin   Resources,
                                         Inc.  and  of  57  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd.,   Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,    Inc.;    Executive   Vice
                                         President,  Chief Operating Officer and
                                         Director, Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 57 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41) Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales  Manager,    Franklin   Templeton
                                         Distributors,  Inc.;  and officer of 29
                                         of  the  investment  companies  in  the
                                         Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                          TOTAL FEES     NUMBER OF BOARDS IN
                         TOTAL FEES    RECEIVED FROM THE THE FRANKLIN TEMPLETON
                        RECEIVED FROM  FRANKLIN TEMPLETON  GROUP OF FUNDS ON
NAME                       THE TRUST*   GROUP OF FUNDS**  WHICH EACH SERVES***
-------------------------------------------------------------------------------
Frank H. Abbott, III....... $5,100         $165,236             28
Harris J. Ashton .......... $5,100         $343,591             52
S. Joseph Fortunato........ $5,100         $360,411             54
David W. Garbellano........ $4,800         $148,916             27
Frank W.T. LaHaye.......... $4,800         $139,233             26
Gordon S. Macklin ......... $5,100         $335,541             49

*For the fiscal year ended April 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 4536.182 Class I shares and 560.555 Advisor Class shares, or less than 1%, respectively, of the total outstanding Class I and Advisor Class shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of .625 of 1% of the value of average daily net assets up to and including $100 million; and .50 of 1% of the value of average daily net assets over $100 million up to and including $250 million; and
 .45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion; and .44 of 1% of the value of average daily net assets over $10 billion, up to and including $12.5 billion; and .42 of 1% of the value of average daily net assets over $12.5 billion, up to and including $15 billion; and .40 of 1% of the value of average daily net assets over $15 billion. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1995 and 1996, management fees, before any advance waiver, totaled $228,800, and $1,232,136, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $56,120 and $1,174,738 for the same periods. For the fiscal year ended April 30, 1997, management fees totaling $3,859,067, were paid to Advisers.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $117,618, $570,572 and $1,155,691, repectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

                                     SALES
SIZE OF PURCHASE - U.S. DOLLARS     CHARGE
Under $30,000 ...................     3.0%
$30,000 but less than $50,000 ...     2.5%
$50,000 but less than $100,000...     2.0%
$100,000 but less than $200,000..     1.5%
$200,000 but less than $400,000..     1.0%
$400,000 or more ................       0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally, events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.


Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of the Fund's shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount you received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six month period.

The Fund's investment in options and futures contracts, including transactions involving actual or deemed short sales, are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the treatment of certain other options and futures entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options, straddles and futures contracts because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

The Fund will monitor its transactions in options and futures contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended April 30, 1995, 1996 and 1997, were $464,478, $5,378,559, and $11,056,311. After allowances to dealers, Distributors retained $52,717, $585,366, and $1,097,126 in net underwriting discounts and commissions, for the respective years and received for the fiscal years ended April 30, 1996 and 1997, $11,535 and $33,425 in connection with redemptions or repurchases of shares, for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.


THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.25% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.


Under the Class II plan, the Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the outstanding shares of the class. The Class I plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $2,413,518 and $1,536,869 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, respectively, of which the Fund paid Distributors $1,601,744 and $768,908 under the Class I and Class II plans.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year, five-year and from inception periods, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year, five-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for Class I for the one-year, five-year and from inception (2/14/92) periods ended April 30, 1997, was -4.41%, 19.48% and 17.66%, respectively. The average annual total return for Class II for the one-year and from inception (10/02/95) periods ended April 30, 1997, was -2.65% and 9.64%, respectively.


These figures were calculated according to the SEC formula:

     n
P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year, five-year or from inception periods at the end of the one-year, five-year or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-year, five-year and from inception periods. The cumulative total return for Class I for the one-year, five-year and from inception periods ended April 30, 1997, was -4.41%, 143.48% and 133.25%, respectively. The cumulative total return for Class II for the one-year and from inception periods ended April 30, 1997, was -2.65% and 15.62%, respectively.


VOLATILITY


Occasionally, statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.


i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.


m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                      SHARE
NAME AND ADDRESS                     AMOUNT     PERCENTAGE

ADVISOR CLASS
Old Second National                  352,097.259     17%
Bank of Aurora
37 South River St.
Aurora, IL 60506-4173

Trust Company of Illinois            247,201.759     12%
45 S. Park Blvd. Suite. 315
Glen Ellyn, IL 60137-6282

RBSCO                                168,461.509     8%
P.O. Box 1410
Ruston, LA 71273-1410

Carey & Co.                          323,570.803     16%
P.O. Box 1558 HC 1024
Columbus, OH 43216

First Mar & Co. #2                   165,335.840     8%
101 W. Washington St.
P.O. Box 580
Marquette, MI 49855


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


PROSPECTUS - The prospectus for the Fund's Class I and Class II shares dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.


D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.


COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


198 SAI 09/97


FRANKLIN SMALL CAP GROWTH FUND -
ADVISOR CLASS
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS


How does the Fund Invest its Assets?....................   2
What are the Fund's Potential Risks?....................   7
Investment Restrictions.................................   9
Officers and Trustees...................................  11
Investment Management
 and Other Services.....................................  14
How does the Fund Buy
 Securities for its Portfolio?..........................  15
How Do I Buy, Sell and Exchange Shares?.................  16
How are Fund Shares Valued?.............................  18
Additional Information on
 Distributions and Taxes................................  19
The Fund's Underwriter..................................  21
How does the Fund Measure Performance?..................  21
Miscellaneous Information...............................  23
Financial Statements....................................  24
Useful Terms and Definitions............................  24
Appendix................................................  25
 Description of Ratings.................................  25


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Small Cap Growth Fund (the "Fund") is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in equity securities of companies which have a market capitalization of less than $1 billion at the time of investment and by attempting to keep at least one-third of its assets invested in common stocks of companies with market capitalization of $550 million or less.


This SAI describes the Fund's Advisor Class shares. The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.




MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

LOANS OF PORTFOLIO SECURITIES. As discussed in the Prospectus, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Any voting rights the securities may have pass to the borrower during the term of the loan. Loans are typically subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. If matters are submitted to the vote of security holders of a loaned security and the matters would materially affect the Fund, the Fund will either terminate the loan or provide for other means to permit it to vote the securities.

SHORT-TERM INVESTMENTS. As stated in the Prospectus, the Fund may temporarily invest cash in short-term debt instruments. The Fund may also invest its short-term cash in shares of the Franklin Money Fund, the assets of that are managed under a "master/feeder" structure by the Fund's investment adviser. Such temporary investments will only be made with cash held to maintain liquidity or pending investment and for defensive purposes in the event of, or in anticipation of, a general decline in the market prices of stocks in which the Fund invests.


ILLIQUID SECURITIES. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Notwithstanding this limitation, the Board has authorized the Fund to invest in certain restricted securities that are considered liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed, where such investment is consistent with the Fund's investment objective may be considered liquid. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


SECURITIES INDUSTRY RELATED INVESTMENTS. To the extent it is consistent with its investment objective and certain limitations under the 1940 Act, the Fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, the Fund may not acquire a security or any interest in a securities related business, to the extent the acquisition would result in the Fund acquiring in excess of i) 5% of a class of an issuer's outstanding equity securities, ii) 10% of the outstanding principal amount of an issuer's debt securities, or investing more than iii) 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities related business must be investment grade as determined by the Board.

FOREIGN SECURITIES. As noted in the Prospectus, the Fund may invest up to 25% of its total assets in foreign securities. When buying foreign securities, the Fund will ordinarily buy securities that are traded in the U.S. or buy sponsored or unsponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. A sponsored ADR is an ADR in which establishment of the issuing facility is brought about by the participation of the issuer and the depositary institution pursuant to a deposit agreement that sets out the rights and responsibilities of the issuer, the depositary and the ADR holder. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, thereby ensuring that ADR holders will be able to exercise voting rights through the depositary with respect to the deposited securities. An unsponsored ADR has no sponsorship by the issuing facility and additionally, more than one depositary institution may be involved in the issuance of the unsponsored ADR. It typically clears, however, through the Depositary Trust Company and therefore, there should be no additional delays in selling the security or in obtaining dividends. Although not required, the depositary normally requests a letter of non-objection from the issuer. In addition, the depositary is not required to distribute notices of shareholder meetings or financial information to the buyer. The Fund may also buy the securities of foreign issuers directly in foreign markets so long as, in Advisers' judgment, an established public trading market exists (that is, there are a sufficient number of shares traded regularly relative to the number of shares to be purchased by the Fund).

Any investments made by the Fund in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations, economic or monetary policies in the U.S. or abroad, or changed circumstances in dealings between nations could result in investment losses for the Fund and could adversely affect the Fund's operations. The Fund's purchase of securities in foreign countries will involve currencies of the U.S. and of foreign countries; consequently, changes in exchange rates, currency convertibility and repatriation may favorably or adversely affect the Fund. Although current regulations do not, in the opinion of Advisers, seriously limit the Fund's investment activities, if such regulations are changed in the future, they may restrict the ability of the Fund to make its investments or impair the liquidity of the Fund's investments.

Securities that are acquired by the Fund outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets if (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market or (b) current market quotations are readily available. The Fund will not acquire the securities of foreign issuers outside of the U.S. under circumstances where, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market. Investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than many U.S. securities. Notwithstanding the fact that the Fund intends to acquire the securities of foreign issuers only where there are public trading markets, investments by the Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund's portfolio and the Fund's ability to meet a large number of shareholders' redemption requests should there be economic or political turmoil in a country in which the Fund has its assets invested or should relations between the U.S. and a foreign country deteriorate markedly.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES


WRITING CALL AND PUT OPTIONS. The Fund may write (sell) covered put and call options and buy put and call options on securities and indices that trade on securities exchanges and in the over-the-counter market.


Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. A put option written by the Fund is covered if the Fund maintains cash and high grade debt securities with a value equal to the exercise price in a segregated account with its custodian bank, or holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

In the case of a call option, the writer of an option may have no control over when the underlying securities must be sold or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then current market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. A writer, however, may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Effecting a closing transaction will also permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

BUYING CALL AND PUT OPTIONS. The Fund may buy call options on securities which it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the option holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

The Fund intends to buy put options on particular securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. A put option gives the option holder the right to sell the underlying security at the option exercise price at any time during the option period. The ability to buy put options will allow the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such a sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. This gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Fund owns or has the right to acquire.


OVER-THE-COUNTER ("OTC") OPTIONS. The Fund intends to write covered put and call options and buy put and call options which trade in the over-the-counter market to the same extent that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the option holder the right to buy an underlying security from an option writer at a stated exercise price; OTC put options give the holder the right to sell an underlying security to an option writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.


OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options, however, are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS ON STOCK INDICES. The Fund may also buy call options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.


FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of securities or currencies and in such contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodities Futures Trading Commission and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.


At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.


The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities which it intends to buy. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of its initial deposits and premiums on its existing futures and related options positions would exceed 5% of the Fund's total assets (taken at current value). In instances involving the purchase of futures contracts or related call options, money market instruments equal to the market value of the futures contract or related option will be deposited in a segregated account with the custodian to collateralize such long positions.


The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities without actually buying or selling the underlying security. To the extent the Fund enters into a futures contract, it will maintain in a segregated account with its custodian bank, to the extent required by the rules of the SEC, assets to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contract.

Stock Index Futures and Options on Stock Index Futures. The Fund may buy and sell stock index futures contracts and options on stock index futures contracts.

A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

The Fund may buy and sell call and put options on stock index futures to hedge against risks of market-side price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund reserves the right to conduct futures and options transactions based on an index which may be developed in the future to correlate with price movements in certain categories of debt securities. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions.

The Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Prior to investing in any such investment vehicle, the Fund will supplement its Prospectus, if appropriate.

WHAT ARE THE FUND'S POTENTIAL RISKS?


OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as such securities will not duplicate the components of the index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indices, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


Positions in stock index options, stock index futures and financial futures and related options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the option or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Commodities Futures Trading Commission and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Advisers may still not result in a successful transaction.


Although the Fund believes that the use of futures contracts will benefit the Fund, if Advisers' judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. The Fund expects that in the normal course of business it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of these positions without a corresponding purchase of securities.


HIGH YIELD SECURITIES. The Fund intends to invest not more than 5% of its assets in lower rated, fixed-income securities and unrated securities of comparable quality. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Purchase the securities of any one issuer (other than obligations of the U.S., its agencies or instrumentalities) if immediately thereafter, and as a result of the purchase, the Fund would (a) have invested more than 5% of the value of its total assets in the securities of the issuer, or (b) hold more than 10% of any voting class of the securities of any one issuer;

 2. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

 3. Borrow money (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities), except in the form of reverse repurchase agreements or from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 4. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry;

 5. Underwrite securities of other issuers or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws for example, transactions between the Fund and Qualified Institutional Buyers subject to Rule 144A under the Securities Act of 1933) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 10% of the Fund's total assets would be invested in such companies;

6. Invest in securities for the purpose of exercising management or control of the issuer;

 7. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interests issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof;

 8. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes). The Fund does not currently intend to employ this investment technique;

 9. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts; (the Fund may, however, invest in marketable securities issued by real estate investment trusts);

10. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets, and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. The Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates; and

11. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer, if to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or Advisers, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to pledge, mortgage or hypothecate the Fund's assets as security for loans, and not to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms and conditions of the SEC order permitting such investments), or combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the NYSE or American Stock Exchange.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).




 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  54  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of
 777 Mariners Island Blvd.    the Board
 San Mateo, CA 94404          and Trustee

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may   be,   of   most   of  the   other
                                         subsidiaries  of  Franklin   Resources,
                                         Inc.  and  of  57  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,    Inc.;    Executive   Vice
                                         President,  Chief Operating Officer and
                                         Director, Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 57 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.


 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404


                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41) Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales   Manager,   Franklin   Templeton
                                         Distributors,  Inc.;  and officer of 29
                                         of  the  investment  companies  in  the
                                         Franklin Templeton Group
                                         of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                            TOTAL FEES        NUMBER OF BOARDS
                                           RECEIVED FROM      IN THE FRANKLIN
                            *TOTAL FEES    THE FRANKLIN        TEMPLETON GROUP
                          RECEIVED FROM      TEMPLETON           OF FUNDS ON
  NAME                       THE TRUST   GROUP OF FUNDS**   WHICH EACH SERVES***
  ------------------------------------------------------------------------------
  Frank H. Abbott, III....     $5,100          $165,236              28
  Harris J. Ashton........     $5,100          $343,591              52
  S. Joseph Fortunato.....     $5,100          $360,411              54
  David W. Garbellano.....     $4,800          $148,916              27
  Frank W. T. LaHaye......     $4,800          $139,233              26
  Gordon S. Macklin.......     $5,100          $335,541              49

*For the fiscal year ended April 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 4,536.182 Class I shares and 560.555 Advisor Class shares, or less than 1%, respectively, of the total outstanding Class I and Advisor Class shares of the fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E.Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.


Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."


MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the value of average daily net assets up to and including $100 million; 0.50 of 1% of the value of average daily net assets over $100 million, up to and including $250 million;
0.45 of 1% of the value of average daily net assets over $250 million, up to and including $10 billion; 0.44 of 1% of the value of average daily net assets over $10 billion, up to and including $12.5 billion; 0.42 of 1% of the value of average daily net assets over $12.5 billion, up to and including $15 billion; and 0.40 of 1% of the value of average daily net assets over $15 billion. The fee is computed at the close of business on the last business day of each month. Each class of the Fund's shares pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1995 and 1996, management fees, before any advance waiver, totaled $82,978, $228,800, and $1,232,136, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $0, $56,120 and $1,174,738 for the same periods. For the fiscal year ended April 30, 1997, management fees totaling $3,859,067, were paid to Advisers.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $117,618, $570,572 and $1,155,691, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives;
and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the prior business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.


The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally, events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.


Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of the Fund's shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount you received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis of the shares purchased.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six month period.

The Fund's investment in options and futures contracts, including transactions involving actual or deemed short sales, are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the treatment of certain other options and futures entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options, straddles and futures contracts because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

The Fund will monitor its transactions in options and futures contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.

HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation.


For periods before January 1, 1997, standardized performance quotations for Advisor Class are calculated by substituting Class I performance for the relevant time period, excluding the effect of Class I's maximum initial sales charge, and including the effect of the Rule 12b-1 fees applicable to Class I shares of the Fund. For periods after January 1, 1997, standardized performance quotations for Advisor Class are calculated as described below.

An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year, five-year and from inception periods, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year, five-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect. The average annual total return for Advisor Class for the one-year, five-year and from inception periods ended April 30, 1997, was -4.31%, 20.71% and 18.73%, respectively.

These figures were calculated according to the SEC formula:


                   n
             P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year, five-year and from inception periods at the end of the one-year, five-year or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over the one-year, five-year and from inception periods. The cumulative total return for Advisor Class for the one-year, five-year and from inception periods ended April 30, 1997, was -4.31%, 156.26% and 144.47%, respectively.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


h) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.


i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.


l) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.


m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.


n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                      SHARE         PER-
NAME AND ADDRESS                     AMOUNT        CENTAGE

ADVISOR CLASS
Old Second National                 352,097.259      17%
Bank of Aurora
37 South River St.
Aurora, IL 60506-4173

Trust Company of Illinois           247,201.759      12%
45 S. Park Blvd., Ste. 315
Glen Ellyn, IL 60137-6282

RBSCO                               168,461.509      8%
P.O. Box 1410
Ruston, LA 71273-1410

Carey & Co.                         323,570.803      16%
P.O. Box 1558 HC 1024
Columbus, OH 43216

First Mar & Co. #2                  165,335.840      8%
101 W. Washington St.
P.O. Box 580
Marquette, MI 49855


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for Advisor Class shares of the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC - rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.


D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.


COMMERCIAL PAPER RATINGS

MOODY'S


Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS


How does the Fund Invest its Assets? ...................   2
What are the Fund's Potential Risks? ...................   8
Investment Restrictions ................................  12
Officers and Trustees ..................................  13
Investment Management
 and Other Services ....................................  17
How does the Fund Buy
 Securities for its Portfolio? .........................  18
How Do I Buy, Sell and Exchange Shares? ................  19
How are Fund Shares Valued? ............................  22
Additional Information on
 Distributions and Taxes ...............................  23
The Fund's Underwriter .................................  26
How does the Fund  Measure Performance? ................  27
Miscellaneous Information ..............................  29
Financial Statements ...................................  30
Useful Terms and Definitions ...........................  30
Appendix  Description of Ratings .......................  31

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Global Health Care Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of health care companies located throughout the world.


The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


CONVERTIBLE SECURITIES. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ILLIQUID SECURITIES. The Fund will not invest more than 10% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued it. Notwithstanding this limitation, the Board has authorized the Fund to invest in certain restricted securities that are considered to be liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. For example, these may include restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed, where the investment is consistent with the Fund's investment objective. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. When determining if a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers, (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the marketplace trades (e.g., the time needed to sell the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 20% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund presently has no intention of engaging in security loan arrangements in excess of 5% of the Fund's total assets at the time of the most recent loan.


OPTIONS, FUTURES, AND OPTIONS ON FINANCIAL FUTURES. The Fund may write (sell) covered put and call options and buy put and call options on securities that trade on securities exchanges and in the over-the-counter market. The Fund may buy and sell futures and options on futures with respect to securities and currencies. Additionally, the Fund may buy and sell futures and options to "close out" futures and options it may have sold or bought. The Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy. The Fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by futures contracts or related options. In addition, the Fund may not buy or sell futures contracts or buy or sell related options (except for closing transactions) if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The Fund will not engage in any stock options or stock index options if the option premiums paid regarding its open option positions exceed 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts or related call options, money market instruments equal to the market value of the futures contract or related option will be deposited in a segregated account with the Fund's custodian bank to collateralize such long positions.

The Fund's transactions in options, futures and forward contracts may be limited by the requirements of the Code for qualification as a regulated investment company. These transactions are also subject to special tax rules that may affect the amount, timing and character of certain distributions to you. Please see "Additional Information on Distributions and Taxes."

WRITING CALL OPTIONS. A call option gives its holder the right to buy the underlying security from the option writer at a stated exercise price.

A call option written by the Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

In the case of a call option, the writer may have no control over when the underlying securities must be sold since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option may terminate its obligation by effecting a "closing purchase transaction." This is done by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. A writer, however, may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction will be available at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option will allow the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will allow the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction before or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

BUYING CALL OPTIONS. The Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Before its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

WRITING PUT OPTIONS. The Fund may write covered put options. The Fund, however, does not currently intend to do so.

A put option gives the buyer of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price during the option period. The option may be exercised at any time before its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

If the Fund writes put options it will only do so on a covered basis. This means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding. The rules of the clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price. The Fund would generally write covered put options when Advisers wants to buy the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In this event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in this transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

BUYING PUT OPTIONS. The Fund may buy a put option on an underlying security or currency owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency (a "protective put"). This hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be bought in order to protect unrealized appreciation of a security or currency when Advisers deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Fund may also buy put options at a time when the Fund does not own the underlying security or currency. By buying put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


The Fund will commit no more than 5% of its assets to premiums when buying put options. The premium paid by the Fund when buying a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Net Asset Value per share of the Fund is computed. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


OVER-THE-COUNTER ("OTC") OPTIONS. The Fund intends to write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it will engage in exchange traded options. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Because there is no exchange, pricing is typically done by reference to information from market makers. There is also the risk of non-performance by the dealer. OTC options, however, are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS ON STOCK INDICES. In order to hedge against the risk of market or industry-wide stock price fluctuations, the Fund may also buy call and put options on stock indices. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

If the Fund writes an option on a stock index, the Fund will establish a segregated account containing cash or high quality fixed-income securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of securities and in contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

At the same time a futures contract is bought or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. To the extent the Fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of the futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts.

The CFTC and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies for hedging its securities.

STOCK INDEX FUTURES. The Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a decline in market value of its equity securities that might otherwise result. When the Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Fund may buy and sell call and put options on stock index futures to hedge against risks of market-side price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS ON SUCH CONTRACTS. The Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund's investment strategy in employing futures contracts based on an index of debt securities will be similar to that used by it in other financial futures transactions. The Fund may also buy and write put and call options on bond index futures and enter into closing transactions with respect to such options.

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be used. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where there is a projected rise in the dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from buying foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of buying a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of buying a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency that, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high grade liquid debt securities in a segregated account with its custodian bank.


The Fund also intends to write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, and is designed to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option due to an adverse change in the exchange rate. In these circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's custodian bank, cash or U.S. government securities or other high grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded OTC. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on these exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.


FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but may be developed, to the extent these opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

WHAT ARE THE FUND'S POTENTIAL RISKS?


BIOTECHNOLOGY COMPANIES. Health care companies in which the Fund may invest include biotechnology companies. These companies are primarily small, start-up ventures whose fortunes to date have risen mainly on the strength of expectations about future products, not actual products. Although numerous biotechnology products are in the research stage by many companies, only a handful have reached the point of approval by the U.S. Food and Drug Administration and subsequent commercial production and distribution. Shares of biotechnology companies may advance on the strength of new product filings with governmental authorities and research progress, but may also drop sharply in response to regulatory or research setbacks.

POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.


INTERNAL POLITICAL INSTABILITY. Certain countries in which the Fund may invest may have factions that advocate revolutionary change related to political philosophies, religious ideology or ethnic based territorial independence. Any disturbance on the part of such groups could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investments in those countries.


FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As an example, certain countries require governmental approval before investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. Some countries also require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Many of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, Advisers will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists.

CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances may invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's Net Asset Value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and you should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies (the "spread"). Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the buyer. Advisers will consider these difficulties when determining the allocation of the Fund's assets, although Advisers does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


ILLIQUID SECURITIES. The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on securities and stock indices, stock index futures, financial futures and related options depends on the degree to which price movements in the underlying index or securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities that would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Fund of options on securities and stock indices, stock index futures, financial futures and related options will be subject to Advisers' ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in securities and stock index options, stock index futures and financial futures and related options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions could also have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund and Advisers disagree with this position. Nevertheless, pending a change in the staff's position, the Fund will treat OTC options and "cover" assets as subject to the Fund's limitation on illiquid securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general market trends by Advisers may still not result in a successful transaction.

Although the Fund believes that the use of futures contracts will benefit the Fund, if Advisers' investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds that it has hedged because it will have offsetting losses in its futures positions. In addition, in these situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. These sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

The Fund's sale of futures contracts and purchase of put options on futures contracts will be solely to protect its investments against declines in value. The Fund expects that in the normal course of business it will buy securities upon termination of long futures contracts and long call options on future contracts, but under unusual market conditions it may terminate any of the positions without a corresponding purchase of securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may buy or sell forward foreign currency exchange contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In this event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward foreign currency exchange contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of, or rates of return on, the Fund's foreign currency denominated portfolio securities and the use of these techniques will subject the Fund to certain risks.


The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into forward foreign currency contracts at attractive prices and this will limit the Fund's ability to use these contracts to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.


The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of these options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, forward contracts and options on foreign currencies may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in, or the prices of, foreign currencies. The value of these positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) less trading volume.


HIGH YIELDING, FIXED-INCOME SECURITIES. The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

At fiscal year end, April 30, 1997, none of the securities in the Fund's portfolio were in default on their contractual provisions.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.


The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan.

 2. Borrow money (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities), except in the form of reverse repurchase agreements or from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

 3. Underwrite securities of other issuers or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws, for example, transactions between the Fund and Qualified Institutional Buyers subject to Rule 144A under the Securities Act of 1933) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 10% of the Fund's total assets would be invested in such companies.

4. Invest in securities for the purpose of exercising management or control of the issuer.

 5. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interests issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof.

 6. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes). The Fund does not currently intend to employ this investment technique.

 7. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts; (the Fund may, however, invest in marketable securities issued by real estate investment trusts).


 8. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. The Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates consistent with the terms of the exemptive order issued by the SEC.


 9. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer, if to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Concentrate in any industry except that the fund will invest at least 25% of total assets in the group of health care industries consisting of pharmaceuticals, biotechnology, health care services, medical supplies and medical technology.


In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to pledge, mortgage or hypothecate the Fund's assets as security for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short term cash in shares of the Franklin Money Fund, or combine orders to purchase or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the NYSE or American Stock Exchange. It is also the policy of the Fund that it may, consistent with its objective, invest a portion of its assets, as permitted by the 1940 Act and the rules adopted thereunder, in securities or other obligations issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisers.

The Fund will not purchase the securities of any issuer if, as to 75% of the assets of the Fund at the time of the purchase, more than 10% of the voting securities of any issuer would be held by the Fund.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  55  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of the
 777 Mariners Island Blvd.    Board and Trustee
 San Mateo, CA 94404

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may be, of most other  subsidiaries  of
                                         Franklin  Resources,  Inc. and of 57 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd.,   Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,  Inc.;  Director,  Executive
                                         Vice  President  and  Chief   Operating
                                         Officer,  Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 58 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41)      Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief Investment  Officer and Director,
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                        Senior Vice President and National Sales
                                        Manager,       Franklin       Templeton
                                        Distributors,  Inc.;  and officer of 29
                                        of  the  investment  companies  in  the
                                        Franklin Templeton Group
                                        of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                             NUMBER OF BOARDS
                                       TOTAL FEES RECEIVED   IN THE FRANKLIN
                           TOTAL FEES   FROM THE FRANKLIN    TEMPLETON GROUP
                            RECEIVED     TEMPLETON GROUP    OF FUNDS ON WHICH
 NAME                    FROM THE TRUST*   OF FUNDS**         EACH SERVES***
 ------------------------------------------------------------------------------
 Frank H. Abbott, III..      $5,100        $165,236               28
 Harris J. Ashton......       5,100         343,591               52
 S. Joseph Fortunato ..       5,100         360,411               55
 David W. Garbellano ..       4,800         148,916               27
 Frank W.T. LaHaye ....       4,800         139,233               26
 Gordon S. Macklin.....       5,100         335,541               49

*For the fiscal year ended April 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 18,066 Class I shares, or less than 1% of the total outstanding Class I shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the value of average daily net assets up to and including $100 million; 0.50 of 1% of the value of average daily net assets over $100 million up to and including $250 million;
0.45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion; 0.44 of 1% of the value of average daily net assets over $10 billion up to and including $12.5 billion; 0.42 of 1% of the value of average daily net assets over $12.5 billion up to and including $15 billion; and
0.40 of 1% of the value of average daily net assets over $15 billion. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1995, 1996 and 1997, management fees, before any advance waiver, totaled $58,346, $208,494 and $873,754, respectively. Under an agreement by Advisers to waive its fees, the Fund paid no management fees for the fiscal year ended April 30, 1995, and paid management fees totaling $65,491 and $873,754 for the fiscal years ended April 30, 1996 and 1997, respectively.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage fees for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid brokerage commissions totaling $26,180, $76,519 and $200,754, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

                                                SALES
SIZE OF PURCHASE - U.S. DOLLARS                CHARGE
-----------------------------------------------------
Under $30,000 ............................      3.0%
$30,000 but less than $50,000 ............      2.5%
$50,000 but less than $100,000 ...........      2.0%
$100,000 but less than $200,000 ..........      1.5%
$200,000 but less than $400,000 ..........      1.0%
$400,000 or more .........................        0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions (including its tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders that may be designated as eligible for this deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion that is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay such dividends, if any, in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if you have held the shares for more than one year.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of the sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption and exchange of Fund shares.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during the six month period.

The Fund's investment in options, futures and forward contracts, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indices, options on securities indices, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains (or vice versa) or short-term capital losses into long-term capital losses (or vice versa) within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to shareholders by the Fund.

When the Fund holds an option, future, or forward contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

As a regulated investment company, the Fund is subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options, futures, and forward contracts and certain other hedging transactions because these transactions are often consummated in less than three months and may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

The Fund will monitor its transactions in options, futures, and forward contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are generally subject to Section 988 of the Code which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn, its distributions to shareholders.

In order for the Fund to qualify as a regulated investment company under subchapter M of the Code, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or other instruments held for less than three months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not derived with respect to the Fund's business of investing in stock or securities and related options or futures. Under current law, non directly-related gains arising from foreign currency positions or instruments held for less than three months are treated as derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% test described above or be deemed to be derived from the disposition of securities held less than three months in determining the Fund's compliance with the 30% limitation. The Fund will limit its interest rate and currency swaps to the extent necessary to comply with these requirements.

If the Fund owns shares in a foreign corporation that constitutes a passive foreign investment company (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any federal income tax paid by the Fund as a result of its ownership of shares of a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."

On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to shareholders even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended April 30, 1995, 1996 and 1997, were $134,715, $1,317,176 and $3,331,378, respectively. After allowances to dealers, Distributors retained $15,248, $148,496 and $362,830, in net underwriting discounts and commissions for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.


THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.25% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.


Under the Class II plan, the Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the outstanding shares of the class. The Class I plan may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $644,090 and $146,994 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, respectively, of which the Fund paid Distributors $327,891 and $33,683 under the Class I and Class II plans.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the one-, five-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-year and from inception periods and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for Class I shares for the one-, five-year and from inception (February 14, 1992) periods ended April 30, 1997 was (18.51)%, 16.44% and 13.04%, respectively. The aggregate total return for class II shares for the period from inception (September 3, 1996) through April 30, 1997, was (7.14)%. Since Class II shares have existed for less than one year, average annual total returns are not provided.


These figures were calculated according to the SEC formula:

      n
P(1+T)  = ERV

where:

P  = a hypothetical initial payment of $1,000
T = average annual total return
n  = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-year or from inception periods at the end of the one-, five-year or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over the one-, five-year and from inception periods. The cumulative total return for Class I shares for the one-, five-year and from inception (February 14, 1992) periods ended April 30, 1997, was (18.51)%, 114.06% and 89.32%, respectively. The cumulative total return for Class II shares for the period from inception (September 3, 1996) to April 30, 1997, was (7.14)%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike.As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice in the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment. The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I AND CLASS II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.


PROSPECTUS - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


199 SAI 09/97


FRANKLIN NATURAL RESOURCES FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN



TABLE OF CONTENTS

How does the Fund Invest its Assets? .........................   2

What are the Fund's Potential Risks? .........................   6

Investment Restrictions ......................................   9

Officers and Trustees ........................................  10

Investment Management and Other Services .....................  13

How does the Fund Buy
 Securities for its Portfolio?................................  14

How Do I Buy, Sell and Exchange Shares?.......................  15

How are Fund Shares Valued? ..................................  18

Additional Information on Distributions and Taxes ............  19

The Fund's Underwriter .......................................  22

How does the Fund Measure Performance?........................  23

Miscellaneous Information ....................................  26

Financial Statements .........................................  27

Useful Terms and Definitions .................................  27

Appendix  Description of Ratings .............................  27

When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Natural Resources Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is to provide high total return. The Fund seeks to achieve its objective by investing primarily in securities of companies that own, produce, refine, process and market natural resources, as well as those that provide support services for natural resources companies (i.e. those that develop technologies or provide services or supplies directly related to the production of natural resources). The Fund may also invest in securities of issuers outside the U.S.

The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

This SAI describes the Fund's Class I shares. The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate SAI and prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


LOANS OF PORTFOLIO SECURITIES. As stated in the Prospectus, the Fund may lend its portfolio securities consistent with procedures approved by the Board. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 15% of its net assets in illiquid securities. The Fund may invest up to 5% of its net assets in illiquid securities, the disposition of which may be subject to legal or contractual restrictions. To comply with applicable state restrictions, the Fund will limit its investments in illiquid securities, including illiquid securities with legal or contractual restrictions on resale, except for Rule 144A restricted securities, and including securities which are not readily marketable, to 10% of the Fund's net assets. Subject to these limitations, the Board has authorized the Fund to invest in restricted securities where such investments are consistent with the Fund's investment objective and has authorized such securities to be considered liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. The Fund may buy securities on a when-issued or delayed delivery basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. The securities are subject to market fluctuation prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. Therefore, the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy these securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. In such an arrangement, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued purchase obligations. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage.

STANDBY  COMMITMENT  AGREEMENTS.  The Fund may,  from time to time,  enter  into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to buy a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. When the Fund enters into the agreement, the Fund is paid a commitment fee, regardless of whether the security is ultimately issued, typically equal to approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to buy. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and/or price that is considered advantageous to the Fund.


The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in standby commitments so that the aggregate purchase price of the securities subject to the commitments with remaining terms exceeding seven days, together with the value of other portfolio securities deemed illiquid, will not exceed the Fund's limit on holding illiquid investments, taken at the time of acquisition of such commitment or security. See "What Are the Fund's Potential Risks? - Illiquid Investments." The Fund will at all times maintain a segregated account with its custodian bank of cash, cash equivalents, U.S. government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment.


There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund's Net Asset Value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

CURRENCY HEDGING TRANSACTIONS

In order to hedge against currency exchange rate risks, the Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as buy put or call options and write covered put and call options on currencies traded in U.S. or foreign markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts in certain circumstances, as indicated in the Prospectus. Additionally, when Advisers believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which each Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Advisers determines that there is a pattern of correlation between the two currencies. The Fund may also buy and sell forward contracts (to the extent they are not deemed "commodities") for non-hedging purposes when Advisers anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.


The Fund's custodian bank will place cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by Moody's or S&P or, if unrated, deemed by Advisers to be of comparable credit quality) into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to buy foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account on a daily basis so that the value of the account equals the amount of the Fund's commitments with respect to its contracts. The segregated account is marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. If this happens, the Fund's ability to use forward foreign currency exchange contracts may be restricted.


The Fund generally will not enter into a forward contract with a term of greater than one year.

Writing and Buying Currency Call and Put Options. The Fund may write (sell) covered put and call options and buy put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or buying options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, the Fund may buy call options on currency for non-hedging purposes when Advisers anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

A call option written by the Fund obligates the Fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the Fund would obligate the Fund to buy specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to buy currency subject to a put at a price that exceeds the currency's market value.

The Fund may terminate its obligations under a call or put option by buying an option identical to the one it has written. These purchases are referred to as "closing purchase transactions." The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

The Fund would normally buy call options in anticipation of an increase in the dollar value of the currency in which securities to be acquired by the Fund are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to buy specified currency at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The Fund would normally buy put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated ("protective puts"). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the Fund's portfolio securities due to currency exchange rate fluctuations. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Advisers may choose to hedge against changes in interest rates, securities prices or currency exchange rates, by buying and selling various kinds of futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on foreign currencies. The Fund will engage in futures and related options transactions only for bona fide hedging or other appropriate risk management purposes as defined below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

The Fund can sell futures contracts on a specified currency to protect against a decline in the value of the currency and its portfolio securities that are denominated in that currency. The Fund can buy futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in the currency that the Fund has acquired or expects to acquire.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Fund may incur brokerage fees when it buys or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While the Fund's futures contracts on currency will usually be liquidated in this manner, the Fund may instead make or take delivery of the currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES WITH FUTURES. Hedging by use of futures contracts seeks to establish, with more certainty than would otherwise be possible, the effective price or currency exchange rate on portfolio securities or securities that the Fund owns or proposes to acquire. The Fund may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

The CFTC and U.S. commodities exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to buy, respectively, the underlying futures contract at any time during the option period. As the buyer of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium that may be partially offset by a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that the Fund intends to buy. However, the Fund becomes obligated to buy a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or buying an offsetting option on the same series. There is no guarantee that closing transactions can be effected. The Fund's ability to establish and close out positions on its options will be subject to the development and maintenance of a liquid market.


CONVERSION TO A MASTER/FEEDER STRUCTURE

The Fund currently invests directly in securities. Certain Franklin Templeton Funds, however, are "feeder funds" in a master/feeder fund structure. This means they invest their assets in a "master fund" that, in turn, invests its assets directly in securities. The Fund's investment objective and other fundamental policies allow it to invest either directly in securities or indirectly in securities through a master fund. In the future, the Board may decide to convert the Fund to a master/feeder structure. If this occurs, your purchase of Fund shares will be considered your consent to a conversion and we will not seek further shareholder approval. We will, however, notify you in advance of the conversion. If the Fund converts to a master/feeder structure, its fees and total operating expenses are not expected to increase.


WHAT ARE THE FUND'S POTENTIAL RISKS?

POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in that country.

ILLIQUID INVESTMENTS. The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of these individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to the country and could cause the loss of the Fund's investment in those countries.

FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sold by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. There will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, Advisers may take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could either result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible gain to the buyer. Advisers will consider these difficulties when determining the allocation of the Fund's assets, although Advisers does not believe that these difficulties will have a material adverse effect on the Fund's portfolio trading activities.

NON-U.S. TAXES. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing the Fund's net investment income.

CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's Net Asset Value and any net investment income and capital gains to be distributed to you in U.S. dollars.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and you should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. While the Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in these contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any forward contract. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

OPTIONS ON CURRENCY. An exchange-traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the Fund will generally buy or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In this event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Option Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

The Fund may buy and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities, as described in the Prospectus. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the Fund.

The amount of the premiums that the Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option buying and writing activities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a future position and portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


HIGH YIELD SECURITIES. Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors, or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement or similar transaction may be deemed a loan;

 2. Borrow money or mortgage or pledge any of its assets, except in the form of reverse repurchase agreements or from banks for temporary or emergency purposes in an amount up to 33% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 3. Underwrite securities of other issuers (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities) or invest more than 5% of its assets in illiquid securities with legal or contractual restrictions on resale (although the Fund may invest in Rule 144A restricted securities to the full extent permitted under the federal securities laws); except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund;

 4. Invest in securities for the purpose of exercising management or control of the issuer; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund;

 5. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes);

 6. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts (the Fund may, however, invest up to 10% of its assets in marketable securities issued by real estate investment trusts);

7. Invest directly in interests in oil, gas or other mineral leases, exploration or development programs;

 8. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. Pursuant to available exemptions from the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers, or its affiliates;

 9. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities;

10. Concentrate in any industry, except that under normal circumstances the Fund will invest at least 25% of total assets in the securities issued by domestic and foreign companies operating within the natural resources sector; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund; and

11. Invest more than 10% of its assets in securities of companies which have a record of less than three years continuous operation, including the operations of any predecessor companies; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments), or combine orders to purchase or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupation
 Name, Age and Address   with the Trust           During the Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President    and    Director,    Abbott
                                         Corporation  (an  investment  company);
                                         and  director or  trustee,  as the case
                                         may  be,   of  28  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President,  Chief Executive Officer and
                                         Chairman  of the  Board,  General  Host
                                         Corporation    (nursery    and    craft
                                         centers);  Director, RBC Holdings, Inc.
                                         (a  bank  holding  company)  and  Bar-S
                                         Foods  (a meat  packing  company);  and
                                         director  or  trustee,  as the case may
                                         be, of 52 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary and
                                         Director,   Franklin  Resources,  Inc.;
                                         Executive  Vice President and Director,
                                         Franklin Templeton  Distributors,  Inc.
                                         and Franklin Templeton Services,  Inc.;
                                         Executive  Vice   President,   Franklin
                                         Advisers,        Inc.;        Director,
                                         Franklin/Templeton  Investor  Services,
                                         Inc.;  and officer  and/or  director or
                                         trustee, as the case may be, of most of
                                         the  other   subsidiaries  of  Franklin
                                         Resources,   Inc.  and  of  57  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member  of  the  law  firm  of  Pitney,
                                         Hardin, Kipp & Szuch; Director, General
                                         Host  Corporation  (nursery  and  craft
                                         centers);  and director or trustee,  as
                                         the   case   may  be,   of  54  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private       investor;       Assistant
                                         Secretary/Treasurer    and    Director,
                                         Berkeley Science Corporation (a venture
                                         capital   company);   and  director  or
                                         trustee,  as the case may be,  of 27 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of
 777 Mariners Island Blvd.    the Board
 San Mateo, CA 94404          and Trustee

                                         President,  Chief Executive Officer and
                                         Director,   Franklin  Resources,  Inc.;
                                         Chairman  of the  Board  and  Director,
                                         Franklin   Advisers,   Inc.,   Franklin
                                         Advisory   Services,   Inc.,   Franklin
                                         Investment Advisory Services,  Inc. and
                                         Franklin Templeton Distributors,  Inc.;
                                         Director,  Franklin/Templeton  Investor
                                         Services,   Inc.,   Franklin  Templeton
                                         Services,   Inc.   and   General   Host
                                         Corporation    (nursery    and    craft
                                         centers);  and officer and/or  director
                                         or trustee, as the case may be, of most
                                         of the other  subsidiaries  of Franklin
                                         Resources,   Inc.  and  of  53  of  the
                                         investment  companies  in the  Franklin
                                         Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive  Vice President and Director,
                                         Franklin  Resources,  Inc. and Franklin
                                         Templeton Distributors, Inc.; President
                                         and Director,  Franklin Advisers, Inc.;
                                         Senior  Vice  President  and  Director,
                                         Franklin  Advisory  Services,  Inc. and
                                         Franklin  Investment Advisory Services,
                                         Inc.;   Director,    Franklin/Templeton
                                         Investor  Services,  Inc.;  and officer
                                         and/or director or trustee, as the case
                                         may   be,   of   most   of  the   other
                                         subsidiaries  of  Franklin   Resources,
                                         Inc.  and  of  57  of  the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd., Suite 102
 Cupertino, CA 95014

                                         General Partner,  Peregrine  Associates
                                         and Miller & LaHaye,  which are General
                                         Partners  of  Peregrine   Ventures  and
                                         Peregrine  Ventures II (venture capital
                                         firms);   Chairman  of  the  Board  and
                                         Director,    Quarterdeck    Corporation
                                         (software  firm);   Director,   Fischer
                                         Imaging  Corporation  (medical  imaging
                                         systems)   and   Digital   Transmission
                                         Systems,         Inc.         (wireless
                                         communications);    and   director   or
                                         trustee,  as the case may be,  of 26 of
                                         the   investment   companies   in   the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman,   White   River   Corporation
                                         (financial  services);  Director,  Fund
                                         American  Enterprises  Holdings,  Inc.,
                                         MCI  Communications  Corporation,   CCC
                                         Information    Services   Group,   Inc.
                                         (information services), MedImmune, Inc.
                                         (biotechnology), Shoppers Express (home
                                         shopping),     and    Spacehab,    Inc.
                                         (aerospace  services);  and director or
                                         trustee,  as the case may be,  of 49 of
                                         the   investment   companies   in   the
                                         Franklin   Templeton  Group  of  Funds;
                                         formerly Chairman,  Hambrecht and Quist
                                         Group,   Director,  H  &  Q  Healthcare
                                         Investors,   and  President,   National
                                         Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President,  Chief Financial
                                         Officer   and    Treasurer,    Franklin
                                         Resources,    Inc.;    Executive   Vice
                                         President   and   Director,   Templeton
                                         Worldwide,    Inc.;    Executive   Vice
                                         President,  Chief Operating Officer and
                                         Director, Templeton Investment Counsel,
                                         Inc.;   Senior   Vice   President   and
                                         Treasurer,   Franklin  Advisers,  Inc.;
                                         Treasurer,  Franklin Advisory Services,
                                         Inc.;  Treasurer  and  Chief  Financial
                                         Officer,  Franklin  Investment Advisory
                                         Services,  Inc.;  President,   Franklin
                                         Templeton  Services,  Inc.; Senior Vice
                                         President,  Franklin/Templeton Investor
                                         Services,   Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 57 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404

                                         Senior  Vice   President   and  General
                                         Counsel,   Franklin  Resources,   Inc.;
                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc. and Franklin
                                         Templeton   Distributors,   Inc.;  Vice
                                         President,  Franklin Advisers, Inc. and
                                         Franklin Advisory Services,  Inc.; Vice
                                         President,   Chief  Legal  Officer  and
                                         Chief   Operating   Officer,   Franklin
                                         Investment Advisory Services, Inc.; and
                                         officer   of  57  of   the   investment
                                         companies  in  the  Franklin  Templeton
                                         Group of Funds.

 Charles E. Johnson (41)      Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior  Vice  President  and  Director,
                                         Franklin  Resources,  Inc.; Senior Vice
                                         President,      Franklin      Templeton
                                         Distributors,   Inc.;   President   and
                                         Director,  Templeton  Worldwide,  Inc.;
                                         President,   Chief  Executive  Officer,
                                         Chief  Investment  Officer and Director
                                         Franklin     Institutional     Services
                                         Corporation;   Chairman  and  Director,
                                         Templeton  Investment  Counsel,   Inc.;
                                         Vice  President,   Franklin   Advisers,
                                         Inc.;  officer and/or  director of some
                                         of   the   subsidiaries   of   Franklin
                                         Resources,  Inc.;  and  officer  and/or
                                         director  or  trustee,  as the case may
                                         be, of 36 of the  investment  companies
                                         in  the  Franklin  Templeton  Group  of
                                         Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

                                         Senior   Vice    President,    Franklin
                                         Templeton  Services,  Inc.; and officer
                                         of 34 of the  investment  companies  in
                                         the Franklin Templeton Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales Manager,  Franklin     Templeton
                                         Distributors,  Inc.;  and officer of 29
                                         of  the  investment  companies  in  the
                                         Franklin Templeton Group
                                         of Funds.


The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                                               NUMBER OF BOARDS
                                                TOTAL FEES      IN THE FRANKLIN
                              TOTAL FEES    RECEIVED FROM THE   TEMPLETON GROUP
                               RECEIVED     FRANKLIN TEMPLETON OF FUNDS ON WHICH
  NAME                      FROM THE TRUST*   GROUP OF FUNDS**   EACH SERVES***

  Frank H. Abbott, III........  $ 5,100       $ 165,236               28
  Harris J. Ashton............    5,100         343,591               52
  S. Joseph Fortunato.........    5,100         360,411               54
  David W. Garbellano.........    4,800         148,916               27
  Frank W.T. LaHaye...........    4,800         139,233               26
  Gordon S. Macklin...........    5,100         335,541               49

*For the fiscal year ended April 30, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly, from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% of the value of average daily net assets up to and including $100 million; and 0.50 of 1% of the value of average daily net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion; and 0.44 of 1% of the value of average daily net assets over $10 billion, up to and including $12.5 billion; and 0.42 of 1% of the value of average daily net assets over $12.5 billion, up to and including $15 billion; and 0.40 of 1% of the value of average daily net assets over $15 billion. The fee is computed daily and paid monthly. Each class of the Fund pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1996 and 1997, management fees, before any advance waiver, totaled $21,007 and $175,237, respectively. Under an agreement by Advisers to limit its fees, the Fund paid no management fees for the fiscal year ended April 30, 1996, and management fees totaling $83,520 for the fiscal year ended April 30, 1997.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1996 and 1997, the Fund paid brokerage commissions totaling $21,405 and $120,604, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.


Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:


                                                SALES
SIZE OF PURCHASE - U.S. DOLLARS                CHARGE
-----------------------------------------------------
Under $30,000..............................     3.0%
$30,000 but less than $50,000..............     2.5%
$50,000 but less than $100,000.............     2.0%
$100,000 but less than $200,000............     1.5%
$200,000 but less than $400,000............     1.0%
$400,000 or more...........................      0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Fund shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year-end annual report.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.


Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.


Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of the sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis of the shares repurchased.


Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six month period.

The Fund's investment in options and forward contracts are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contacts and certain foreign currency contacts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect both the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than 3 months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities, or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed not to be derived with respect to the Fund's business of investing in stock or securities and related options or forwards. Under current law, non-directly-related gains arising from foreign currency positions or instruments held for less than 3 months are treated as derived from the disposition of securities held less than 3 months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.


The Fund is authorized to invest in foreign securities (see the discussion in the Prospectus under "How does the Fund Invest its Assets?"). Such investments, if made, will have the following tax consequences.


The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. Because the Fund will likely invest 50% or less of its total assets in securities of foreign corporations, the Fund will not be entitled under the Code to pass-through to you your pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency-denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are subject to special tax rules which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn its distributions to you. Additionally, investments in foreign securities pose special issues to the Fund in meeting its asset diversification and income tests as a regulated investment company. The Fund will limit its investments in foreign securities to the extent necessary to comply with these requirements.


If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50% of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."

On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special marked-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to you even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended April 30, 1996 and 1997 were $136,529 and $742,239, respectively. After allowances to dealers, Distributors retained $15,262 and $16,002 in net underwriting discounts and commissions for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act for its Class I shares. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares. In addition, the Fund is permitted to pay Distributors up to an additional 0.10% per year of Class I's average daily net assets for reimbursement of distribution expenses.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Class I shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the outstanding shares of Class I. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of Class I, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $169,847 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $83,291.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect. The Fund's average annual total return for the one-year and from inception periods ended April 30, 1997, was 5.27% and 19.52%, respectively.

These figures were calculated according to the SEC formula:


      n
P(1+T)  = ERV

where:

P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods at the end of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return over one-year and from inception periods. The Fund's cumulative total return for the one-year and from inception periods ended April 30, 1997, was 5.27% and 40.40%, respectively.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The Fund's yield for the 30-day period ended April 30, 1997, was 0.38%.


This figure was obtained using the following SEC formula:

                      6
Yield = 2 [( a-b + 1 )  - 1]
                cd

where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum Offering Price per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of the Fund. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains and is calculated over a different period of time. The Fund's current distribution rate for the 30-day period ended April 30, 1997, was 0.62%.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


h)  Valueline   Index  -  an  unmanaged   index  which  follows  the  stocks  of
approximately 1,700 companies.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


j) Historical data supplied by the research departments of CSFirst Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

k) Financial publications: THE WALL STREET JOURNAL, AND BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES - provide performance statistics over specified time periods.


l) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

m) Financial Times Actuaries Indices - including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:


                                       SHARE              PER
NAME AND ADDRESS                       AMOUNT           CENTAGE
---------------------------------------------------------------------
ADVISOR CLASS
Franklin Templeton
Fund Allocator
Moderate Target Fund
c/o Fund Accounting Dept.
Kimberely Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470                17,782.807       37%

Franklin Templeton
Fund Allocator
Growth Target Fund
c/o Fund Accounting Dept.
Kimberely Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470                16,840.681       35%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Certain funds in the Franklin Templeton Funds also offer a share class designated "Class II."


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter




FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%

PROSPECTUS - The prospectus for the Fund's Class I shares dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

403 SAI 09/97
203 SAI



FRANKLIN NATURAL RESOURCES FUND-
ADVISOR CLASS
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS


How does the Fund Invest its Assets? ...................   2
What are the Fund's Potential Risks? ...................   5
Investment Restrictions ................................   8
Officers and Trustees ..................................  10
Investment Management  and Other Services ..............  13
How does the Fund Buy
 Securities for its Portfolio? .........................  14
How Do I Buy, Sell and Exchange Shares?.................  15
How are Fund Shares Valued? ............................  17
Additional Information on
 Distributions and Taxes ...............................  18
The Fund's Underwriter .................................  20
How does the Fund
 Measure Performance? ..................................  21
Miscellaneous Information ..............................  23
Financial Statements ...................................  24
Useful Terms and Definitions ...........................  24
Appendix
 Description of Ratings ................................  25


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Natural Resources Fund (the "Fund") is a non-diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is to provide high total return. The Fund seeks to achieve its objective by investing primarily in securities of companies that own, produce, refine, process and market natural resources, as well as those that provide support services for natural resources companies (i.e. those that develop technologies or provide services or supplies directly related to the production of natural resources). The Fund may also invest in securities of issuers outside the U.S.


This SAI describes the Fund's Advisor Class shares. The Prospectus, dated September 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

LOANS OF PORTFOLIO SECURITIES. As stated in the Prospectus, the Fund may lend its portfolio securities consistent with procedures approved by the Board.
The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.


ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 15% of its net assets in illiquid securities. The Fund may invest up to 5% of its net assets in illiquid securities, the disposition of which may be subject to legal or contractual restrictions. To comply with applicable state restrictions, the Fund will limit its investments in illiquid securities, including illiquid securities with legal or contractual restrictions on resale, except for Rule 144A restricted securities, and including securities which are not readily marketable, to 10% of the Fund's net assets. Subject to these limitations, the Board has authorized the Fund to invest in restricted securities where such investments are consistent with the Fund's investment objective and has authorized such securities to be considered liquid to the extent Advisers determines that there is a liquid institutional or other market for the securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. The Fund may buy securities on a when-issued or delayed delivery basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. The securities are subject to market fluctuation prior to delivery to the Fund and generally do not earn interest until their scheduled delivery date. Therefore, the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy these securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. In such an arrangement, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued purchase obligations. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage.

STANDBY COMMITMENT AGREEMENTS. The Fund may, from time to time, enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to buy a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. When the Fund enters into the agreement, the Fund is paid a commitment fee, regardless of whether the security is ultimately issued, typically equal to approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to buy. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and/or price that is considered advantageous to the Fund.


The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in standby commitments so that the aggregate purchase price of the securities subject to the commitments with remaining terms exceeding seven days, together with the value of other portfolio securities deemed illiquid, will not exceed the Fund's limit on holding illiquid investments, taken at the time of acquisition of such commitment or security. See "What Are the Fund's Potential Risks? - Illiquid Investments." The Fund will at all times maintain a segregated account with its custodian bank of cash, cash equivalents, U.S. government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment.


There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund's Net Asset Value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

CURRENCY HEDGING TRANSACTIONS

In order to hedge against currency exchange rate risks, the Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as buy put or call options and write covered put and call options on currencies traded in U.S. or foreign markets.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts in certain circumstances, as indicated in the Prospectus. Additionally, when Advisers believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which each Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.


The Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Advisers determines that there is a pattern of correlation between the two currencies. The Fund may also buy and sell forward contracts (to the extent they are not deemed "commodities") for non-hedging purposes when Advisers anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.


The Fund's custodian bank will place cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by Moody's or S&P or, if unrated, deemed by Advisers to be of comparable credit quality) into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to buy foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account on a daily basis so that the value of the account equals the amount of the Fund's commitments with respect to its contracts. The segregated account is marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. If this happens, the Fund's ability to use forward foreign currency exchange contracts may be restricted.


The Fund generally will not enter into a forward contract with a term of greater than one year.

WRITING AND BUYING CURRENCY CALL AND PUT OPTIONS. The Fund may write (sell) covered put and call options and buy put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or buying options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, the Fund may buy call options on currency for non-hedging purposes when Advisers anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

A call option written by the Fund obligates the Fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the Fund would obligate the Fund to buy specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to buy currency subject to a put at a price that exceeds the currency's market value.

The Fund may terminate its obligations under a call or put option by buying an option identical to the one it has written. These purchases are referred to as "closing purchase transactions." The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

The Fund would normally buy call options in anticipation of an increase in the dollar value of the currency in which securities to be acquired by the Fund are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to buy specified currency at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The Fund would normally buy put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated ("protective puts"). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the Fund's portfolio securities due to currency exchange rate fluctuations. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Advisers may choose to hedge against changes in interest rates, securities prices or currency exchange rates, by buying and selling various kinds of futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on foreign currencies. The Fund will engage in futures and related options transactions only for bona fide hedging or other appropriate risk management purposes as defined below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

The Fund can sell futures contracts on a specified currency to protect against a decline in the value of the currency and its portfolio securities that are denominated in that currency. The Fund can buy futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in the currency that the Fund has acquired or expects to acquire.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Fund may incur brokerage fees when it buys or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While the Fund's futures contracts on currency will usually be liquidated in this manner, the Fund may instead make or take delivery of the currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES WITH FUTURES. Hedging by use of futures contracts seeks to establish, with more certainty than would otherwise be possible, the effective price or currency exchange rate on portfolio securities or securities that the Fund owns or proposes to acquire. The Fund may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

The CFTC and U.S. commodities exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to buy, respectively, the underlying futures contract at any time during the option period. As the buyer of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium that may be partially offset by a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that the Fund intends to buy. However, the Fund becomes obligated to buy a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or buying an offsetting option on the same series. There is no guarantee that closing transactions can be effected. The Fund's ability to establish and close out positions on its options will be subject to the development and maintenance of a liquid market.


WHAT ARE THE FUND'S POTENTIAL RISKS?


POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in that country.

ILLIQUID INVESTMENTS. The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of these individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to the country and could cause the loss of the Fund's investment in those countries.

FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sold by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. There will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, Advisers may take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists.

ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could either result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible gain to the buyer. Advisers will consider these difficulties when determining the allocation of the Fund's assets, although Advisers does not believe that these difficulties will have a material adverse effect on the Fund's portfolio trading activities.

NON-U.S. TAXES. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing the Fund's net investment income.

CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's Net Asset Value and any net investment income and capital gains to be distributed to you in U.S. dollars.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and you should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. While the Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in these contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any forward contract. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

OPTIONS ON CURRENCY. An exchange-traded options position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the Fund will generally buy or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In this event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Option Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

The Fund may buy and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities, as described in the Prospectus. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the Fund.

The amount of the premiums that the Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option buying and writing activities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a future position and portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


HIGH YIELD SECURITIES. Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's Net Asset Value.

The Fund relies on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or
(ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors, or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement or similar transaction may be deemed a loan;

 2. Borrow money or mortgage or pledge any of its assets, except in the form of reverse repurchase agreements or from banks for temporary or emergency purposes in an amount up to 33% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 3. Underwrite securities of other issuers (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities) or invest more than 5% of its assets in illiquid securities with legal or contractual restrictions on resale (although the Fund may invest in Rule 144A restricted securities to the full extent permitted under the federal securities laws); except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund;

 4. Invest in securities for the purpose of exercising management or control of the issuer; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund;

 5. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes);

 6. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts (the Fund may, however, invest up to 10% of its assets in marketable securities issued by real estate investment trusts);

 7. Invest directly in interests in oil, gas or other mineral leases, exploration or development programs;

 8. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. Pursuant to available exemptions from the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers, or its affiliates;

 9. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities;

10. Concentrate in any industry, except that under normal circumstances the Fund will invest at least 25% of total assets in the securities issued by domestic and foreign companies operating within the natural resources sector; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund; and

 11. Invest more than 10% of its assets in securities of companies which have a record of less than three years continuous operation, including the operations of any predecessor companies; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without shareholder approval) not to engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of the Franklin Money Fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments), or combine orders to purchase or sell with orders from other persons to obtain lower brokerage commissions. The Fund may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).



                     Positions and Offices   Principal Occupation During
 Name, Age and Address   with the Trust         the Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                                         President and Director, Abbott
                                         Corporation (an investment company);
                                         and director or trustee, as the case
                                         may be, of 28 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Harris J. Ashton (65)   Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

                                         President, Chief Executive Officer
                                         and Chairman of the Board, General
                                         Host Corporation (nursery and craft
                                         centers); Director, RBC Holdings,
                                         Inc. (a bank holding company) and
                                         Bar-S Foods (a meat packing
                                         company); and director or trustee,
                                         as the case may be, of 52 of the
                                         investment companies in the Franklin
                                         Templeton Group of Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404

                                         Executive Vice President, Secretary
                                         and Director, Franklin Resources,
                                         Inc.; Executive Vice President and
                                         Director, Franklin Templeton
                                         Distributors, Inc. and Franklin
                                         Templeton Services, Inc.; Executive
                                         Vice President, Franklin Advisers,
                                         Inc.; Director, Franklin/Templeton
                                         Investor Services, Inc.; and officer
                                         and/or director or trustee, as the
                                         case may be, of most of the other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 S. Joseph Fortunato (65)     Trustee
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

                                         Member of the law firm of Pitney,
                                         Hardin, Kipp & Szuch; Director,
                                         General Host Corporation (nursery
                                         and craft centers); and director or
                                         trustee, as the case may be, of 54
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                                         Private investor; Assistant
                                         Secretary/Treasurer and Director,
                                         Berkeley Science Corporation (a
                                         venture capital company); and
                                         director or trustee, as the case may
                                         be, of 27 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

*Charles B. Johnson (64)      Chairman of the
 777 Mariners Island Blvd.    Board and Trustee
 San Mateo, CA 94404


                                         President, Chief Executive Officer
                                         and Director, Franklin Resources,
                                         Inc.; Chairman of the Board and
                                         Director, Franklin Advisers, Inc.,
                                         Franklin Advisory Services, Inc.,
                                         Franklin Investment Advisory
                                         Services, Inc. and Franklin
                                         Templeton Distributors, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Services, Inc., Franklin
                                         Templeton Services, Inc. and General
                                         Host Corporation (nursery and craft
                                         centers); and officer and/or
                                         director or trustee, as the case may
                                         be, of most of the other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 53 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                                         Executive Vice President and
                                         Director, Franklin Resources, Inc.
                                         and Franklin Templeton Distributors,
                                         Inc.; President and Director,
                                         Franklin Advisers, Inc.; Senior Vice
                                         President and Director, Franklin
                                         Advisory Services, Inc. and Franklin
                                         Investment Advisory Services, Inc.;
                                         Director, Franklin/Templeton
                                         Investor Services, Inc.; and officer
                                         and/or director or trustee, as the
                                         case may be, of most of the  other
                                         subsidiaries of Franklin Resources,
                                         Inc. and of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Frank W. T. LaHaye (68)      Trustee
 20833 Stevens Creek Blvd.,   Suite 102
 Cupertino, CA 95014

                                         General Partner, Peregrine
                                         Associates and Miller & LaHaye,
                                         which are General Partners of
                                         Peregrine Ventures and Peregrine
                                         Ventures II (venture capital firms);
                                         Chairman of the Board and Director,
                                         Quarterdeck Corporation (software
                                         firm); Director, Fischer Imaging
                                         Corporation (medical imaging
                                         systems) and Digital Transmission
                                         Systems, Inc. (wireless
                                         communications); and director or
                                         trustee, as the case may be, of 26
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)  Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                                         Chairman, White River Corporation
                                         (financial services); Director, Fund
                                         American Enterprises Holdings, Inc.,
                                         MCI Communications Corporation, CCC
                                         Information Services Group, Inc.
                                         (information services), MedImmune,
                                         Inc. (biotechnology), Shoppers
                                         Express (home shopping), and
                                         Spacehab, Inc. (aerospace services);
                                         and director or trustee, as the case
                                         may be, of 49 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds; formerly Chairman,
                                         Hambrecht and Quist Group, Director,
                                         H & Q Healthcare Investors, and
                                         President, National Association of
                                         Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                                         Senior Vice President, Chief
                                         Financial Officer and Treasurer,
                                         Franklin Resources, Inc.; Executive
                                         Vice President and Director,
                                         Templeton Worldwide, Inc.; Executive
                                         Vice President, Chief Operating
                                         Officer and Director, Templeton
                                         Investment Counsel, Inc.; Senior
                                         Vice President and Treasurer,
                                         Franklin Advisers, Inc.; Treasurer,
                                         Franklin Advisory Services, Inc.;
                                         Treasurer and Chief Financial
                                         Officer, Franklin Investment
                                         Advisory Services, Inc.; President,
                                         Franklin Templeton Services, Inc.;
                                         Senior Vice President,
                                         Franklin/Templeton Investor
                                         Services, Inc.; and officer and/or
                                         director or trustee, as the case may
                                         be, of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.


 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404


                                         Senior Vice President and General
                                         Counsel, Franklin Resources, Inc.;
                                         Senior Vice President, Franklin
                                         Templeton Services, Inc. and
                                         Franklin Templeton Distributors,
                                         Inc.; Vice President, Franklin
                                         Advisers, Inc. and Franklin Advisory
                                         Services, Inc.; Vice President,
                                         Chief Legal Officer and Chief
                                         Operating Officer, Franklin
                                         Investment Advisory Services, Inc.;
                                         and officer of 57 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Charles E. Johnson (41) Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                                         Senior Vice President and Director,
                                         Franklin Resources, Inc.; Senior
                                         Vice President, Franklin Templeton
                                         Distributors, Inc.; President and
                                         Director, Templeton Worldwide, Inc.;
                                         President, Chief Executive Officer,
                                         Chief Investment Officer and
                                         Director Franklin Institutional
                                         Services Corporation; Chairman and
                                         Director, Templeton Investment
                                         Counsel, Inc.; Vice President,
                                         Franklin Advisers, Inc.; officer
                                         and/or director of some of the
                                         subsidiaries of Franklin Resources,
                                         Inc.; and officer and/or director or
                                         trustee, as the case may be, of 36
                                         of the investment companies in the
                                         Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting
                              Officer

                                         Senior Vice President, Franklin
                                         Templeton Services, Inc.; and
                                         officer of 34 of the investment
                                         companies in the Franklin Templeton
                                         Group of Funds.

 Edward V. McVey (60)    Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                                         Senior Vice President and National
                                         Sales Manager, Franklin Templeton
                                         Distributors, Inc.; and officer of
                                         29 of the investment companies in
                                         the Franklin Templeton Group of
                                         Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                   NUMBER OF BOARDS
                              TOTAL FEES RECEIVED  IN THE FRANKLIN
                   TOTAL FEES  FROM THE FRANKLIN   TEMPLETON GROUP
                    RECEIVED    TEMPLETON GROUP   OF FUNDS ON WHICH
NAME             FROM THE TRUST*  OF FUNDS**        EACH SERVES***
Frank H. Abbott, III$ 5,100       $ 165,236           28
Harris J. Ashton .    5,100         343,591           52
S. Joseph Fortunato   5,100         360,411           54
David Garbellano .    4,800         148,916           27
Frank W.T. LaHaye     4,800         139,233           26
Gordon S. Macklin     5,100         335,541           49

*For the fiscal year ended April 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly, from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund.

Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.


Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."


MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.625 of 1% for the first $100 million of average daily net assets of the Fund; 0.50 of 1% in excess of $100 million up to $250 million of average daily net assets; 0.45 of 1% in excess of $250 million up to $10 billion of average daily net assets; 0.44 of 1% in excess of $10 billion up to $12.5 billion of average daily net assets; 0.42 of 1% in excess of $12.5 billion up to $15 billion of average daily net assets; and 0.40 of 1% in excess of $15 billion of average daily net assets. The fee is computed daily and paid monthly. Each class of the Fund's shares pays its proportionate share of the management fee.

For the fiscal years ended April 30, 1996 and 1997, management fees, before any advance waiver, totaled $21,007 and $175,237, respectively. Under an agreement by Advisers to limit its fees, the Fund paid no management fees for the fiscal year ended April 30, 1996, and management fees totaling $83,520 for the fiscal year ended April 30, 1997.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.


HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?


Advisers selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Advisers' overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended April 30, 1996 and 1997, the Fund paid brokerage commissions totaling $21,405 and $120,604, respectively.

As of April 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the prior business day.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share of each class of the Fund's shares as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.


The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Fund annually in the Fund's fiscal year end annual report.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if your shares have been held for more than one year.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if you reinvest the sales proceeds in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of the sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent you buy other shares of the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis of the shares repurchased.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six month period.

The Fund's investment in options and forward contracts are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contacts and certain foreign currency contacts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect both the amount, character and timing of income distributed to you by the Fund.

When the Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than 3 months. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities, or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.

Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed not to be derived with respect to the Fund's business of investing in stock or securities and related options or forwards. Under current law, non-directly-related gains arising from foreign currency positions or instruments held for less than 3 months are treated as derived from the disposition of securities held less than 3 months in determining the Fund's compliance with the 30% limitation. The Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with these requirements.


The Fund is authorized to invest in foreign securities (see the discussion in the Prospectus under "How does the Fund Invest its Assets?"). Such investments, if made, will have the following tax consequences.


The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. Because the Fund will likely invest 50% or less of its total assets in securities of foreign corporations, the Fund will not be entitled under the Code to pass-through to you your pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, foreign currency-denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are subject to special tax rules which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn its distributions to you. Additionally, investments in foreign securities pose special issues to the Fund in meeting its asset diversification and income tests as a regulated investment company. The Fund will limit its investments in foreign securities to the extent necessary to comply with these requirements.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50% of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."

On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to you even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation.

For periods before January 1, 1997, standardized performance quotations for Advisor Class are calculated by substituting Class I performance for the relevant time period, excluding the effect of Class I's maximum initial sales charge, and including the effect of the Rule 12b-1 fees applicable to Class I shares of the Fund. For periods after January 1, 1997, standardized performance quotations for Advisor Class are calculated as described below.

An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return for the one-year and from inception periods, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The average annual total return for Advisor Class for the one-year and from inception periods ended April 30, 1997, was 8.25% and 22.44%, respectively.


These figures were calculated according to the SEC formula:

       n
P(1+T) = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over the one-year and from inception periods. The cumulative total return for Advisor Class for the one-year and from inception periods ended April 30, 1997, was 8.25% and 47.00%, respectively.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of Advisor Class earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for Advisor Class for the 30-day period ended April 30, 1997, was 0.40%.

This figure was obtained using the following SEC formula:


Yield = 2 [(A-B + 1)6 - 1]
               cd

where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the Net Asset Value per share on the last day of the period

CURRENT DISTRIBUTION RATE

Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. For Advisor Class, the current distribution rate is usually computed by annualizing the dividends paid per share by the class during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time.

VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Valueline Index - an unmanaged index which follows the stocks of approximately 1,700 companies.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


j) Historical data supplied by the research departments of CSFirst Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

k) Financial publications: The Wall Street Journal, and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.


l) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

m) Financial Times Actuaries Indices - including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an Rinvestment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                  SHARE        PER-
NAME AND ADDRESS                 AMOUNT     CENTAGE

ADVISOR CLASS
Franklin Templeton
Fund Allocator
Moderate Target Fund
c/o Fund Accounting Dept.
Kimberely Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470          17,782.801    37%

Franklin Templeton
Fund Allocator
Growth Target Fund
c/o Fund Accounting Dept.
Kimberely Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470          16,840.681    35%

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND ADVISOR CLASS - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for Advisor Class shares of the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

403 SAIZ 09/97
203 SAIZ



FRANKLIN BLUE CHIP FUND
FRANKLIN STRATEGIC SERIES
STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


TABLE OF CONTENTS


How does the Fund Invest its Assets? ...............................   2
What are the Fund's Potential Risks? ...............................   6
Investment Restrictions ............................................   7
Officers and Trustees ..............................................   8
Investment Management
 and Other Services ................................................  11
How does the Fund Buy
 Securities for its Portfolio? .....................................  12
How Do I Buy, Sell and  Exchange Shares? ...........................  13
How are Fund Shares Valued? ........................................  16
Additional Information on
 Distributions and Taxes ...........................................  17
The Fund's Underwriter .............................................  20
How does the Fund  Measure Performance? ............................  21
Miscellaneous Information ..........................................  23
Financial Statements ...............................................  24
Useful Terms and Definitions .......................................  24
Appendix
 Description of Ratings ............................................  25


When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."


The Franklin Blue Chip Fund (the "Fund") is a diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing in equity securities of blue chip companies. The Fund may also seek current income incidental to long-term capital appreciation, although this is not a fundamental policy of the Fund.

The Prospectus, dated September 1, 1997, and as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


DEPOSITARY RECEIPTS. Many securities of foreign issuers are represented by American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively "Depositary Receipts"). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.

FORWARD CURRENCY EXCHANGE TRANSACTIONS. The Fund may enter into forward currency exchange transactions in order to (i) "lock-in" the U.S. dollar price of a security in its portfolio denominated in a foreign currency; (ii) sell an amount of a foreign currency approximating the value of some or all of its portfolio securities denominated in that foreign currency when Advisers believes the foreign currency may decline substantially against the U.S. dollar; or (iii) buy a foreign currency for a fixed dollar amount when Advisers believes the U.S. dollar may substantially decline against that foreign currency.

The value of securities denominated in a foreign currency may change during the time between when a forward transaction is entered into and the time it settles. It is therefore generally not possible to match precisely the forward transaction amount and the value of the securities in the Fund's portfolio denominated in the currency involved. Using a forward currency transaction to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that the Fund can achieve at some future time. The precise projection of short-term currency market movements is not possible and short-term hedging provides a way to fix the dollar value of only a portion of the Fund's foreign securities.


To limit the potential risks of buying currency under forward currency transactions, the Fund will keep cash, cash equivalents or readily marketable high-grade debt securities equal to the amount of the purchase in a segregated account with its custodian bank to be used to pay for the commitment. The Fund will cover any commitments under these transactions to sell currency by owning the underlying currency or an absolute right to acquire the underlying currency. The segregated account will be marked-to-market daily.


CONVERTIBLE SECURITIES. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

OPTIONS. The Fund may buy or write (sell) put and call options on securities listed on a national securities exchange for portfolio hedging purposes. All options written by the Fund will be covered. This means so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the call or an absolute right to acquire the security without additional cash consideration (or for additional cash consideration if the amount is held in a segregated account with its custodian bank) upon conversion of other securities in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.


A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.


The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.


If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction." This is done by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction." This is done by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.


The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The Fund may buy put options on securities to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

The Fund may write covered put and call options and buy put and call options that trade in the over-the-counter ("OTC") market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

FUTURES. The Fund may buy and sell futures contracts for securities and currencies. The Fund may also enter into closing purchase and sale transactions with respect to these futures contracts. The Fund will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the Commodities Futures Trading Commission ("CFTC") or on foreign exchanges.

When securities prices are falling, the Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, the Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. The Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency underlying the contractual obligation. The Fund may incur brokerage fees when it buys or sells futures contracts.


Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Fund's futures contracts on securities and currencies will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent the Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund will be required to pay the futures commission merchant an amount equal to the change in value.


WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. If the Fund buys securities on a when-issued basis, it will do so for the purpose of acquiring securities consistent with its investment objective and polices and not for investment leverage. The Fund may sell securities purchased on a when-issued basis before the settlement date, however, if Advisers believes it is advisable to do so.

When the Fund is the buyer in one of these transactions, it relies on the seller to complete the transaction. If the seller fails to do so, the Fund may miss an advantageous price or yield for the underlying security. When the Fund is the buyer, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank until payment is made. The amount held in the account will equal the amount the Fund must pay for the securities at delivery.

STANDBY COMMITMENT AGREEMENTS. The Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that Advisers believes is advantageous to the Fund. The Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If the Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.


The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the Fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

RESTRICTED SECURITIES. The Board has authorized the Fund to invest in restricted securities, if consistent with the Fund's investment objective. If Advisers determines on a daily basis that there is a liquid institutional or other market for these securities, the Board has authorized them to be considered liquid securities and not subject to the Fund's policy on illiquid investments. When determining whether a restricted security is properly considered a liquid security, Advisers and the Board will consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the marketplace trades, for example the time needed to sell the security, the method of soliciting offers, and the mechanics of transfer.


CONVERSION TO A MASTER/FEEDER STRUCTURE


The Fund currently invests directly in securities. Certain Franklin Templeton Funds, however, are "feeder funds" in a master/feeder fund structure. This means they invest their assets in a "master fund" that, in turn, invests its assets directly in securities. The Fund's investment objective and other fundamental policies allow it to invest either directly in securities or indirectly in securities through a master fund. In the future, the Board may decide to convert the Fund to a master/feeder structure. If this occurs, your purchase of Fund shares will be considered your consent to a conversion and we will not seek further shareholder approval. We will, however, notify you in advance of the conversion. If the Fund converts to a master/ feeder structure, its fees and total operating expenses are not expected to increase.

WHAT ARE THE FUND'S POTENTIAL RISKS?

FORWARD CURRENCY EXCHANGE TRANSACTIONS. While the Fund may enter into forward currency transactions to reduce currency exchange rate risks, these transactions involve certain other risks. Forward currency exchange transactions may limit the potential gain to the Fund from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into these transactions. Furthermore, there may be imperfect correlation between the Fund's portfolio securities denominated in a particular currency and forward currency transactions entered into by the Fund. This may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to the risk of foreign exchange loss.

OPTIONS AND FUTURES. The Fund's options and futures investments involve certain risks. These risks include, among others, the risk that the effectiveness of an options and futures strategy depends on the degree that price movements in the underlying securities or currency, in the case of the Fund's futures transactions, correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option or futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on the Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a futures or options position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If the Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. Of course, the Fund will enter into an option or futures position only if there appears to be a liquid secondary market for those options or futures.


Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. The securities underlying these transactions are subject to market fluctuation prior to delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price paid for the security or the yield available when the transaction was entered into.

STANDBY COMMITMENT AGREEMENTS. There can be no assurance that the securities underlying a standby commitment agreement will be issued. If issued, the value of the security may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, the Fund may bear the risk of a decline in value of the security and may not benefit if the security appreciates in value during the commitment period.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of its assets, except it may borrow up to 15% of its total assets (including the amount borrowed) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency purposes and may pledge its assets in connection with these borrowings. The Fund may borrow from banks, other Franklin Templeton Funds or other persons to the extent permitted by applicable law. The Fund will not make any additional investments while borrowings exceed 5% of its total assets.

 2. Underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. This does not preclude the Fund from obtaining short-term credit necessary for the clearance of purchases and sales of its portfolio securities.

3. Invest directly in interests in real estate, oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. This restriction does not preclude investments in marketable securities of issuers engaged in these activities.

 4. Loan money, except as is consistent with the Fund's investment objective, and except that the Fund may (a) buy a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (b) enter into repurchase agreements, (c) lend its portfolio securities, and (d) participate in an interfund lending program with other Franklin Templeton Funds to the extent permitted by the 1940 Act and any rules or orders thereunder.

 5. Buy or sell commodities or commodity contracts, except that the Fund may enter into financial futures contracts, options thereon, and forward contracts.


 6. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 7. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that the Fund may borrow as permitted by these restrictions.


ADDITIONAL RESTRICTIONS. The Fund has adopted the following additional restrictions. These restrictions are not fundamental and may be changed without shareholder approval. Under these restrictions, the Fund MAY NOT:

 1. Invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 2. Buy securities on margin or sell securities short,  except that the Fund may
make  margin  payments  in  connection   with  futures,   options  and  currency
transactions.


 3. Buy or retain securities of any company in which officers, trustees or directors of the Fund or Advisers individually own more than one-half of 1% of the securities of such company, and in the aggregate own more than 5% of the securities of such company.

 4. Buy securities of open-end or closed-end investment companies, except that securities of an open-end or closed-end investment company may be acquired (i) in compliance with the 1940 Act, (ii) to the extent that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies as the Fund. 5. Invest more than 5% of its assets in securities of issuers with less than three years continuous operation, including the operations of any predecessor companies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 6. Hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest all or substantially all of its assets in another registered investment company having the same investment objective and policies as the Fund.

 7. Invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) that are not listed on the NYSE or AMEX.


As a diversified fund, with respect to 75% of its total assets, the Fund may not invest more than 5% in any one issuer nor may it own more than 10% of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).



                         Positions and Offices        Principal Occupation
 Name, Age and Address   with the Trust               During the Past Five Years


 Frank H. Abbott, III (76)    Trustee
 1045 Sansome Street
 San Francisco, CA 94111

                    President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)        Trustee
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045


                    President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

*Harmon E. Burns (52)         Vice President
 777 Mariners Island Blvd.    and Trustee
 San Mateo, CA 94404


                    Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)           Trustee
 Park Avenue at Morris County
 P. O. Box 1945
 Morristown, NJ 07962-1945

                    Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 54 of the investment companies in the Franklin Templeton Group of Funds.

 David W. Garbellano (82)           Trustee
 111 New Montgomery St., #402
 San Francisco, CA 94105

                    Private investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)      Chairman of
 777 Mariners Island Blvd.    the Board
 San Mateo, CA 94404          and Trustee

                    President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)  President and
 777 Mariners Island Blvd.    Trustee
 San Mateo, CA 94404

                    Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc. and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)       Trustee
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

                    General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmissions Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 26 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)       Trustee
 8212 Burning Tree Road
 Bethesda, MD 20817

                    Chairman,  White  River  Corporation  (financial  services);
                    Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; FORMERLY Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Martin L. Flanagan (37)      Vice President
 777 Mariners Island Blvd.    and Chief
 San Mateo, CA 94404          Financial Officer

                    Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice
                    President, Franklin/Templeton Investor Services, Inc.; and officer, and/or director or trustee, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.


 Deborah R. Gatzek (48)       Vice President
 777 Mariners Island Blvd.    and Secretary
 San Mateo, CA 94404


                    Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Charles E. Johnson (41)      Vice President
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

                    Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
                    Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer & Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)        Treasurer and
 777 Mariners Island Blvd.    Principal
 San Mateo, CA 94404          Accounting Officer

                    Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (60)         Vice President
 777 Mariners Island Blvd.
 San Mateo, CA 94404

                    Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 29 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $2,400 per year (or $300 for each of the Trust's eight regularly scheduled Board meetings) plus $300 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                                            Number of Boards
                                           Total Fees        in the Franklin
                            Total Fees  Received from the    Templeton Group
                           Received from Franklin Templeton of Funds on Which
Name                        the Trust*  Group of Funds**     Each Serves***
Frank H. Abbott, III ........ $5,100        $165,236              28
Harris J. Ashton ............  5,100         343,591              52
S. Joseph Fortunato..........  5,100         360,411              54
David W. Garbellano .........  4,800         148,916              27
Frank W.T. LaHaye ...........  4,800         139,233              26
Gordon S. Macklin ...........  5,100         335,541              49

*For the fiscal year ended April 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 169 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 5, 1997, the officers and Board members did not own of record and beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.75% of the Fund's average daily net assets up to and including $500 million; 0.625% of the Fund's average daily net assets over $500 million up to and including $1 billion; and 0.50% of the Fund's average daily net assets over $1 billion. The fee is computed at the close of business on the last business day of each month.

For the fiscal year ended April 30, 1997, management fees, before any advance waiver, totaled $25,008. Under an agreement by Advisers to waive its fees, the Fund paid no management fees.

MANAGEMENT AGREEMENT. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.


Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended April 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1997.


HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?


Advisers   selects   brokers  and  dealers  to  execute  the  Fund's   portfolio
transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

Advisers may pay certain brokers commissions that are higher than those another broker may charge, if Advisers determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or Adviser's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to Advisers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to Advisers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to Advisers in carrying out its overall responsibilities to its clients.

The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal year ended April 30, 1997, the Fund paid brokerage commissions totaling $14,667.

As of April 30, 1997, the Fund owned securities issued by Merrill Lynch & Co., Inc. valued in the aggregate at $19,050. Except as noted, the Fund did not own securities issued by its regular broker-dealers as of the end of the fiscal year.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.


Shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, shares may be offered with the following schedule of sales charges:

                                       SALES
SIZE OF PURCHASE - U.S. DOLLARS        CHARGE
---------------------------------------------
Under $30,000........................   3.0%
$30,000 but less than $50,000........   2.5%
$50,000 but less than $100,000.......   2.0%
$100,000 but less than $200,000......   1.5%
$200,000 but less than $400,000......   1.0%
$400,000 or more ....................     0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Fund shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.


As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.


The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION
ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS

You may receive two types of distributions from the Fund:


1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once each year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders that may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be provided by the Fund annually in the Fund's fiscal year end annual report.


Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividend-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.


Corporate shareholders should also note that the availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisor concerning the availability of the dividends-received deduction.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.

All or a portion of the sales charge incurred in purchasing shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.


The Fund's investment in options, futures and forward contracts, including transactions involving actual or deemed short sales, or foreign exchange gains or losses are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to shareholders by the Fund.

When the Fund holds an option or contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may limit the Fund's ability to engage in options and hedging transactions because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.


The Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.


Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currencies, foreign currency payables or receivables, or foreign currency-denominated debt securities, foreign currency forward contracts, and options or futures contracts on foreign currencies are subject to special tax rules which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and, in turn, its distributions to shareholders.

In order for the Fund to qualify as a regulated investment company, at least 90% of the Fund's annual gross income must consist of dividends, interest and certain other types of qualifying income, and no more than 30% of its annual gross income may be derived from the sale or other disposition of securities or certain other instruments held for less than three months. Foreign exchange gains are presently treated as qualifying income for purposes of this 90% limitation. Foreign exchange gains derived by the Fund with respect to the Fund's business of investing in stock or securities or options or futures with respect to such stock or securities is qualifying income for purposes of this 90% limitation.


If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional interest charges with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."

On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark-to-market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Fund in a PFIC would be treated as an excess distribution received by the Fund in the current year, eliminating the deferral and the related interest charge. These excess distribution amounts are treated as ordinary income, which the Fund will be required to distribute to shareholders even though the Fund has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.


THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal year ended April 30, 1997, was $76,980. After allowances to dealers, Distributors retained $8,755 in net underwriting discounts and commissions. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN


The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares. In addition, the Fund is permitted to pay Distributors up to an additional 0.10% per year of its average daily net assets for reimbursement of distribution expenses.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended April 30, 1997, Distributors had eligible expenditures of $28,555 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $6,111.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five-, and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-, and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


These figures will be calculated according to the SEC formula:

      n
P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return for the period from inception. The Fund's cumulative total return for the period from inception (June 3, 1996) to April 30, 1997 was 4.24%.


VOLATILITY


Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS

The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones(R) Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's(R) 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications:  The Wall Street Journal, and Business Week, Changing
Times,  Financial  World,  Forbes,   Fortune,  and  Money  magazines  -  provide
performance statistics over specified time periods.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.


m) Standard & Poor's(R) 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund, Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 5.4 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of August 5, 1997, the principal shareholder of the Fund, beneficial or of record, was as follows:

                                  Share
Name and Address                 Amount    Percentage
Franklin Resources, Inc.
Corporate Treasury
1850 Gateway Dr., 6th Floor
San Mateo, CA 94404             201,184          29%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended April 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

AMEX - American Stock Exchange


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 4.50%.

PROSPECTUS - The prospectus for the Fund dated September 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS


COMMERCIAL PAPER RATINGS


MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:


A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


                            FRANKLIN STRATEGIC SERIES
                               File Nos. 33-39088
                                    811-6243

                                    FORM N-1A

                                     PART C

                                Other Information

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

      Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders for fiscal year ended April 30, 1997 as filed electronically with the Securities and Exchange Commission on Form Type N-30D on July 8, 1997.

      (i)  Report of Independent Auditors

      (ii) Statement of Investments in Securities and Net Assets - April 30,
           1997

      (iii)Statements of Assets and Liabilities - April 30, 1997

      (iv) Statements of Operations - for the year ended April 30, 1997

      (v) Statements of Changes in Net Assets - for the years ended April 30, 1997 and 1996

      (vi) Notes to Financial Statements

b)    Exhibits:

The following exhibits are incorporated by reference, except exhibits 11(i), 15(ix), 27(i), 27(ii), 27(iii), 27(iv), 27(v), 27(vi), 27(vii), 27(viii),
27(ix), 27(x), 27(xi), 27(xii), 27(xiii) and 27(xiv) which are attached herewith:

(1)  copies of the charter as now in effect;

      (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Certificate of Amendment to the Certificate of Trust of Franklin California 250 Growth Index Fund dated November 19, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
            Filing: Post-Effective Amendment No. 21 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

(2) copies of the existing By-Laws or instruments corresponding thereto;

      (i) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii)  Amendment to By-Laws dated October 27, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            iling Date: June 1, 1995

(3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

      Not Applicable

(4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

      Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Administration Agreement between the Registrant, on behalf of Franklin MidCap Growth Fund, and Franklin Advisers, Inc., dated April 12, 1993
            Filing: Post-Effective Amendment No. 21 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (iii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (v)   Amended and Restated Management Agreement between the
            Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (vi) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
            Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (vii) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 27, 1996

     (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers,
            Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (x) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (xi) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

      (xii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

(6)   copies  of  each   underwriting  or  distribution   contract  between  the
      Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Forms of Dealer Agreements between Franklin/Templeton
            Distributors, Inc., and Securities Dealers is Incorporated herein by reference to:
            Registrant: Franklin Tax-Free Trust
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: March 14, 1996

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      Not Applicable

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

      Not Applicable

(11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

      (i)   Consent of Independent Auditors

(12)  all financial statements omitted from Item 23;

      Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

      (i)   Letter of Understanding dated August 20, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii)  Letter of Understanding dated April 12, 1995           Filing:
            Post-Effective Amendment No. 14 to Registration Statement on Form
            N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Letter of Understanding dated June 5, 1995
            Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 5, 1995

      (iv) Form of Letter of Understanding for Franklin California Growth Fund dated August 30, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (v) Form of Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

      (i)   Copy of Model Retirement Plan
            Registrant: Franklin High Income Trust
            Filing: Post-effective amendment No. 26 to Registration Statement on Form N-1A
            File No. 2-30203
            Filing Date: August 1, 1989

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-l under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      (i)   Amended and Restated Distribution Plan between the
            Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

     (viii) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin/Templeton Distributors, Inc.
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 12, 1997

      (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II, and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996

(16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

      (i)   Schedule for Computation of Performance and Quotations is
            Incorporated herein by reference to:                Registrant:
            Franklin Tax-Advantaged U.S. Government Securities Fund
            Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
            File No. 33-11963
            Filing Date: March 1, 1995

(17)  Powers of Attorney

      (i)   Power of Attorney for Franklin Strategic Series dated December
            14, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (ii) Certificate of Secretary for Franklin Strategic Series dated December 14, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

      (i)   Multiple Class Plan dated October 19, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (ii) Multiple Class Plan for Franklin California Growth Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (iii) Multiple Class Plan for Franklin Global Health Care Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

      (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

(27)  Financial Data Schedule

      (i)   Financial Data Schedule for Franklin California Growth Fund -
            Class I

      (ii)  Financial Data Schedule for Franklin California Growth Fund -
            Class II

      (iii) Financial Data Schedule for Franklin Strategic Income Fund

      (iv)  Financial Data Schedule for Franklin MidCap Growth Fund

      (v)   Financial Data Schedule for Franklin Global Utilities Fund -
            Class I

      (vi)  Financial Data Schedule for Franklin Global Utilities Fund -
            Class II

      (vii) Financial Data Schedule for Franklin Small Cap Growth Fund -
            Class I

      (viii)Financial Data Schedule for Franklin Small Cap Growth Fund -
            Class II

      (ix) Financial Data Schedule for Franklin Small Cap Growth Fund - Advisor Class

      (x)   Financial Data Schedule for Franklin Global Health Care Fund -
            Class I

      (xi)  Financial Data Schedule for Franklin Global Health Care Fund -
            Class II

      (xii) Financial Data Schedule for Franklin Natural Resources Fund -
            Class I

      (xiii)Financial Data Schedule for Franklin Natural Resources Fund - Advisor Class

      (xiv) Financial Data Schedule for Franklin Blue Chip Fund

ITEM 25   PERSONS CONTROLLED BY OR UNDER COMMON COTROL WITH REGISTRANT

            None

ITEM 26   NUMBER OF HOLDERS OF SECURITIES

   As of May 31, 1997 the number of record holders of the only classes of securities of the Registrant was as follows:

                                             Number of Record Holders
Shares of Beneficial Interest             Class I    Class II   Advisor
                                                                 Class

Franklin California Growth Fund           36,184     4,324       N/A
Franklin Strategic Income Fund             1,898       N/A       N/A
Franklin MidCap Growth Fund                1,041       N/A       N/A
Franklin Global Utilities Fund            16,502       924       N/A
Franklin Small Cap Growth Fund           100,734    22,966       311
Franklin Global Health Care Fund          24,675     1,906       N/A
Franklin Natural Resources Fund            6,123       N/A       80
Franklin Blue Chip Fund                    1,017       N/A       N/A
Franklin Biotechnology Discovery Fund          0       N/A       N/A

ITEM 27   INDEMNIFICATION

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a)  Franklin Advisers, Inc.

    The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

    Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

   The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31  MANAGEMENT SERVICES

   There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

c) The Registrant hereby undertakes to file a Post-Effective Amendment on behalf of Franklin Strategic Biotechnology Discovery Fund using Financial Statements which need not be certified, within four to six months from effective date of Registrant's Registration Statement under the Securities
Act of 1933.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of August, 1997.

                                      FRANKLIN STRATEGIC SERIES
                                      (Registrant)

                                         By: RUPERT H. JOHNSON, JR., PRESIDENT
                                             Rupert H. Johnson, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer and
Rupert H. Johnson, Jr.                   Trustee
                                         Dated: August 28, 1997

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated: August 28, 1997

DIOMEDES LOO-TAM*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated: August 28, 1997

FRANK H. ABBOTT, III*                    Trustee
Frank H. Abbott, III                     Dated: August 28, 1997

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated: August 28, 1997

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated: August 28, 1997

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated: August 28, 1997

DAVID W. GARBELLANO*                     Trustee
David W. Garbellano                      Dated: August 28, 1997

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated: August 28, 1997

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated: August 28, 1997

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated: August 28, 1997


*By /s/Larry L. Greene
       Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                                   LOCATION

EX-99.B1(i)          Agreement and Declaration of Trust of Franklin      *
                     California 250 Growth Index Fund dated January
                     22, 1991

EX-99.B1(ii)         Certificate of Trust of Franklin California         *
                     250 Growth Index Fund dated January 22, 1991

EX-99.B1(iii)        Certificate of Amendment to the Certificate of      *
                     Trust of Franklin California 250 Growth Index
                     Fund dated November 19, 1991

EX-99.B1(iv)         Certificate of Amendment to the Certificate of      *
                     Trust of Franklin Strategic Series dated May
                     14, 1992

EX-99.B1(v)          Certificate of Amendment of Agreement and           *
                     Declaration of Trust of Franklin Strategic
                     Series dated April 18, 1995

EX-99.B2(i)          Amended and Restated By-Laws of Franklin            *
                     California 250 Growth Index Fund as of April
                     25, 1991

EX-99.B2(ii)         Amendment to By-Laws dated October 27, 1994         *

EX-99.B5(i)          Management Agreement between the Registrant,        *
                     on behalf of Franklin Global Health Care Fund,
                     Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.B5(ii)         Administration Agreement between the                *
                     Registrant, on behalf of Franklin MidCap
                     Growth Fund, and Franklin Advisers, Inc., dated April 12, 1993

EX-99.B5(iii)        Management Agreement between the Registrant,        *
                     on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994

EX-99.B5(iv)         Subadvisory Agreement between Franklin              *
                     Advisers, Inc., on behalf of the Franklin
                     Strategic Income Fund, and Templeton
                     Investment Counsel, Inc., dated May 24, 1994

EX-99.B5(v)          Amended and Restated Management Agreement           *
                     between the Registrant, on behalf of Franklin
                     California Growth Fund, and Franklin Advisers,
                     Inc., dated July 12, 1993

EX-99.B5(vi)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Blue Chip Fund, and
                     Franklin Advisers, Inc., dated February 13,
                     1996

EX-99.B5(vii)        Management Agreement between the Registrant,        *
                     on behalf of Franklin Institutional MidCap
                     Growth Fund (now known as Franklin MidCap
                     Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996

EX-99.B5(viii)       Amendment dated August 1, 1995 to the              *
                     Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993

EX-99.B5(ix)         Amendment dated August 1, 1995 to the              *
                     Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, and Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.B5(x)          Amendment dated August 1, 1995 to the              *
                     Management Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994

EX-99.B5(xi)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Biotechnology Discovery
                     Fund, and Franklin Advisers, Inc., dated July
                     15, 1997

EX-99.B5(xii)        Administration Agreement between the                *
                     Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and Franklin
                     Templeton Services, Inc., dated July 15, 1997

EX-99.B6(i)          Amended and Restated Distribution Agreement         *
                     between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995

EX-99.B6(ii)         Amended and Restated Distribution Agreement        *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated March 29, 1995

EX-99.B6(iii)        Forms of Dealer Agreements between                  *
                     Franklin/Templeton Distributors, Inc., and
                     Securities Dealers

EX-99.B8(i)          Master Custody Agreement between the                *
                     Registrant and Bank of New York dated February
                     16, 1996

EX-99.B8(ii)         Terminal Link Agreement between the Registrant      *
                     and Bank of New York dated February 16, 1996

EX-99.B11(i)         Consent of Independent Auditors                  Attached

EX-99.B13(i)         Letter of Understanding dated August 20, 1991       *

EX-99.B13(ii)        Letter of Understanding dated April 12, 1995        *

EX-99.B13(iii)       Letter of Understanding dated June 5, 1995          *

EX-99.B13(iv)        Form of Letter of Understanding for Franklin        *
                     California Growth Fund dated August 30, 1996

EX-99.B13(v)         Form of Letter of Understanding for Franklin        *
                     Global Health Care Fund dated August 30, 1996

EX-99.B15(i)         Amended and Restated Distribution Plan between      *
                     the Registrant, on behalf of Franklin California
                     Growth Fund, Franklin Small Cap Growth Fund,
                     Franklin Global Health Care Fund and Franklin
                     Global Utilities Fund, and Franklin/Templeton
                     Distributors, Inc., dated July 1, 1993

EX-99.B15(ii)        Distribution Plan between the Registrant, on       *
                     behalf of Franklin Global Utilities Fund Class
                     II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995

EX-99.B15(iii)       Distribution Plan pursuant to Rule 12b-1           *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated May 24, 1994

EX-99.B15(iv)        Distribution Plan pursuant to Rule 12b-1           *
                     between the Registrant, on behalf of the Franklin Natural Resources Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1995

EX-99.B15(v)         Distribution Plan pursuant to Rule 12b-1           *
                     between the Registrant, on behalf of the Franklin MidCap Growth Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1996

EX-99.B15(vi)        Distribution Plan pursuant to Rule 12b-1           *
                     between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton
                     Distributors, Inc., dated May 28, 1996

EX-99.B15(vii)       Distribution Plan pursuant to Rule 12b-1           *
                     between the Registrant, on behalf of Franklin
                     Small Cap Growth Fund - Class II, and
                     Franklin/Templeton Distributors, Inc., dated
                     September 29, 1995

EX-99.B15(viii)      Form of Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and
                     Franklin/Templeton Distributors, Inc.

EX-99.B15(ix)        Distribution Plan pursuant to Rule 12b-1         Attached
                     between the Registrant, on behalf of Franklin
                     California Growth Fund - Class II, and Franklin
                     Global Health Care Fund - Class II, and
                     Franklin/Templeton  Distributors, Inc., dated
                     September 3, 1996

EX-99.B16(i)         Schedule for Computation of Performance             *
                     Quotation

EX-99.B17(i)         Power of Attorney for Franklin Strategic            *
                     Series dated December 14, 1995

EX-99.B17(ii)        Certificate of Secretary for Franklin               *
                     Strategic Series dated December 14, 1995

EX-99.B18(i)         Multiple Class Plan dated October 19, 1995          *

EX-99.B18(ii)        Multiple Class Plan for Franklin California         *
                     Growth Fund dated June 18, 1996

EX-99.B18(iii)       Multiple Class Plan for Franklin Global Health      *
                     Care Fund dated June 18, 1996

EX-99.B18(iv)        Multiple Class Plan for Franklin Small Cap          *
                     Growth Fund dated June 18, 1996

EX-99.B18(v)         Multiple Class Plan for Franklin Natural            *
                     Resources Fund dated June 18, 1996

EX-27.B(i)           Financial Data Schedule for Franklin             Attached
                     California Growth Fund - Class I

EX-27.B(ii)          Financial Data Schedule for Franklin             Attached
                     California Growth Fund - Class II


EX-27.B(iii)         Financial Data Schedule for Franklin Strategic   Attached
                     Income Fund

EX-27.B(iv)          Financial Data Schedule for Franklin MidCap      Attached
                     Growth Fund

EX-27.B(v)           Financial Data Schedule for Franklin Global      Attached
                     Utilities Fund - Class I

EX-27.B(vi)          Financial Data Schedule for Franklin Global      Attached
                     Utilities Fund - Class II

EX-27.B(vii)         Financial Data Schedule for Franklin Small Cap   Attached
                     Growth Fund - Class I

EX-27.B(viii)        Financial Data Schedule for Franklin Small Cap   Attached
                     Growth Fund - Class II

EX-27.B(ix)          Financial Data Schedule for Franklin Small Cap   Attached
                     Growth Fund - Advisor Class

EX-27.B(x)           Financial Data Schedule for Franklin Global      Attached
                     Health Care Fund - Class I

EX-27.B(xi)          Financial Data Schedule for Franklin Global      Attached
                     Health Care Fund - Class II

EX-27.B(xii)         Financial Data Schedule for Franklin Natural     Attached
                     Resources Fund - Class I

EX-27.B(xiii)        Financial Data Schedule for Franklin Natural     Attached
                     Resources Fund - Advisor Class

EX-27.B(xiv)         Financial Data Schedule for Franklin Blue Chip   Attached
                     Fund

* Incorporated by reference